UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05514
Wilmington Funds
(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation
Rodney Square North
1100 North Market Street, Wilmington, DE 19890
(Address of principal executive offices) (Zip code)
Registrant's telephone number, including area code:
302-651-8409
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
This Form N-CSR/A is being filed solely to amend the original Form N-CSR previously filed for the reporting period ending April 30,2026, on July 2, 2026. After the issuance of the annual report and financial statements, management determined that certain data included in the filing required revision due to an error in the computation of the ratios of expenses and net investment income to average net assets as well as a clerical error disclosed in the notes to the financial statements. The purpose of this amendment isto correct the net expense ratio disclosed in the tailored shareholder report issued for the Wilmington Broad Market Bond Fund –Class A shares (the “Fund”) and the net expense ratio and net investment income ratio disclosed in the financial highlights. Additionally, corrections have been made for the contractual expense limitation rates disclosed in the notes to the financial statements for the Wilmington Municipal Bond Fund along with an update to the footnote for the Wilmington Broad Market Bond Fund for shareholder service fees voluntarily waived. Except for the specific revisions described in this amendment, no other changes have been made to the Funds’ shareholder report, financial statements, or disclosures, and this filing does not reflect events occurring after the date of the original Form N-CSR filing. All other information contained in the original filing remains unchanged and is incorporated herein by reference.
Item 1. Reports to Shareholders.
(a) The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Wilmington U.S. Government
Money Market Fund

Administrative Class | WAGXX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$61	0.60%
Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WAGXX-0426
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund

Institutional Class | WGOXX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$25	0.25%
Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGOXX-0426
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund

Select Class | WGEXX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$33	0.32%
Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGEXX-0426
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Service Class | WGSXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$65	0.64%
Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGSXX-0426
Wilmington U.S. Government Money Market Fund
Wilmington U.S. Government
Money Market Fund
Preferred Institutional Class | WGQXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$16	0.16%
Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WGQXX-0426
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Administrative Class | WTAXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$61	0.60%
Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTAXX-0426
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Institutional Class | WTIXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$25	0.25%
Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTIXX-0426
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Select Class | WTEXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$33	0.32%
Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTEXX-0426
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Service Class | WTSXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$47	0.46%
Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTSXX-0426
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Preferred Institutional Class | WTQXX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$16	0.16%
Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTQXX-0426
Wilmington U.S. Treasury Money Market Fund

Wilmington Broad Market Bond Fund

Class A | WABMX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$71	0.70%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s A shares (excluding sales load) returned 3.32%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06%.
What contributed to performance?
The Fund’s increased allocation to corporate securities as well as a slight overweight allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower average corporate maturity profile versus the Index detracted from relative performance as 20+ year corporates outperformed over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Broad Market Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)	(1.32)%	(1.01)%	0.81%
Wilmington Broad Market Bond Fund — Class A (excluding sales load)	3.32%	(0.10)%	1.28%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$698,938,724
Total number of portfolio holdings	426
Total advisory fees paid	$2,226,420
Portfolio turnover rate as of the end of the reporting period	26%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	37.0%
U.S. Treasury Obligations	33.8%
Mortgage-Backed Securities	27.0%
Cash Collateral Invested for Securities on Loan	1.4%
Government Agencies	0.8%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	27.0%
U.S. Treasury Obligations	33.8%
AA / Aa	1.4%
A	11.1%
BBB / Baa	24.5%
BB / Ba	0.8%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WABMX-0426
Wilmington Broad Market Bond Fund

Wilmington Broad Market Bond Fund

Class I | WIBMX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$44	0.43%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund's Class I shares returned 3.60%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06%.
What contributed to performance?
The Fund’s increased allocation to corporate securities as well as a slight overweight allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower average corporate maturity profile versus the Index detracted from relative performance as 20+ year corporates outperformed over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Broad Market Bond Fund from April 30, 2016 to April 30, 2026, compared to the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class I	3.60%	0.21%	1.60%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$698,938,724
Total number of portfolio holdings	426
Total advisory fees paid	$2,226,420
Portfolio turnover rate as of the end of the reporting period	26%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	37.0%
U.S. Treasury Obligations	33.8%
Mortgage-Backed Securities	27.0%
Cash Collateral Invested for Securities on Loan	1.4%
Government Agencies	0.8%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	27.0%
U.S. Treasury Obligations	33.8%
AA / Aa	1.4%
A	11.1%
BBB / Baa	24.5%
BB / Ba	0.8%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WIBMX-0426
Wilmington Broad Market Bond Fund

Wilmington Municipal Bond Fund
Class A | WTABX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$74	0.72%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 5.26%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to State-level General Obligation and Airport securities as well as a slight overweight to index duration contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)	0.53%	(0.33)%	0.92%
Wilmington Municipal Bond Fund — Class A (excluding sales load)	5.26%	0.58%	1.39%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	6.12%	1.16%	2.14%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$365,925,155
Total number of portfolio holdings	202
Total advisory fees paid	$1,147,843
Portfolio turnover rate as of the end of the reporting period	12%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	22.1%
General Obligations	13.0%
Medical	12.9%
Airport	12.0%
Transportation	8.7%
Higher Education	7.3%
Power	6.8%
School District	6.4%
Water	3.7%
Education	2.8%
Utilities	1.7%
Student Loan	1.2%
Development	0.8%
Tobacco Settlement	0.3%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.4%
AA / Aa	28.4%
A	47.8%
BBB / Baa	11.6%
Not Rated	2.8%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTABX-0426
Wilmington Municipal Bond Fund

Wilmington Municipal Bond Fund

Class I | WTAIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$48	0.47%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 5.62%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to State-level General Obligation and Airport securities as well as a slight overweight to index duration contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Municipal Bond Fund from April 30, 2016 to April 30, 2026, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class I	5.62%	0.84%	1.65%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	6.12%	1.16%	2.14%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$365,925,155
Total number of portfolio holdings	202
Total advisory fees paid	$1,147,843
Portfolio turnover rate as of the end of the reporting period	12%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	22.1%
General Obligations	13.0%
Medical	12.9%
Airport	12.0%
Transportation	8.7%
Higher Education	7.3%
Power	6.8%
School District	6.4%
Water	3.7%
Education	2.8%
Utilities	1.7%
Student Loan	1.2%
Development	0.8%
Tobacco Settlement	0.3%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.4%
AA / Aa	28.4%
A	47.8%
BBB / Baa	11.6%
Not Rated	2.8%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WTAIX-0426
Wilmington Municipal Bond Fund

Wilmington New York
Municipal Bond Fund
Class A | WNYAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$83	0.81%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 4.98%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to IDR/PCR and Port securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington New York Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)	0.22%	(0.54)%	0.69%
Wilmington New York Municipal Bond Fund — Class A (excluding sales load)	4.98%	0.38%	1.15%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	5.96%	1.43%	2.00%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$42,855,527
Total number of portfolio holdings	58
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	8%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.6%
General Obligations	17.6%
Higher Education	10.7%
Education	10.6%
Airport	7.7%
Medical	6.6%
School District	6.0%
Transportation	4.3%
Development	4.3%
Water	3.8%
Utilities	2.9%
Power	2.5%
Money Market Fund	1.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.6%
AA / Aa	50.1%
A	24.2%
BBB / Baa	17.7%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WNYAX-0426
Wilmington New York Municipal Bond Fund

Wilmington New York
Municipal Bond Fund

Class I | WNYIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$57	0.56%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 5.25%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to IDR/PCR and Port securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington New York Municipal Bond Fund from April 30, 2016 to April 30, 2026, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class I	5.25%	0.63%	1.40%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	5.96%	1.43%	2.00%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$42,855,527
Total number of portfolio holdings	58
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	8%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.6%
General Obligations	17.6%
Higher Education	10.7%
Education	10.6%
Airport	7.7%
Medical	6.6%
School District	6.0%
Transportation	4.3%
Development	4.3%
Water	3.8%
Utilities	2.9%
Power	2.5%
Money Market Fund	1.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.6%
AA / Aa	50.1%
A	24.2%
BBB / Baa	17.7%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WNYIX-0426
Wilmington New York Municipal Bond Fund

Wilmington Enhanced Dividend
Income Strategy Fund

Class A | WDIAX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$86	0.75%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 30.37%. The fund posted similar returns to its index.
  U.S. Equities posted strong returns as underlying economic growth remained robust.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the Financials sector accounted for the majority of the positive impact. Morgan Stanley (MS), Bank of America (BAC), and JPMorgan (JPM) appreciated during the period as the prospects for reduced regulation along with the expectation for a lower rate environment boosted returns.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Communications Services sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Enhanced Dividend Income Strategy Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)	23.21%	9.21%	8.34%
Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)	30.37%	10.45%	8.96%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$93,738,371
Total number of portfolio holdings	46
Total advisory fees paid	$41,015
Portfolio turnover rate as of the end of the reporting period	12%

What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	98.9%
Money Market Fund	1.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.5%
Information Technology	15.1%
Health Care	13.5%
Industrials	11.2%
Energy	9.4%
Consumer Staples	7.3%
Utilities	5.9%
Communication Services	4.7%
Consumer Discretionary	4.1%
Real Estate	3.7%
Materials	1.5%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WDIAX-0426
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Enhanced Dividend
Income Strategy Fund

Class I | WDIIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$58	0.50%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 30.68%.
  U.S. Equities posted strong returns as underlying economic growth remained robust.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the Financials sector accounted for the majority of the positive impact. Morgan Stanley (MS), Bank of America (BAC), and JPMorgan (JPM) appreciated during the period as the prospects for reduced regulation along with the expectation for a lower rate environment boosted returns.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Communications Services sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Enhanced Dividend Income Strategy Fund from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class I	30.68%	10.73%	9.22%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$93,738,371
Total number of portfolio holdings	46
Total advisory fees paid	$41,015
Portfolio turnover rate as of the end of the reporting period	12%

What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	98.9%
Money Market Fund	1.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.5%
Information Technology	15.1%
Health Care	13.5%
Industrials	11.2%
Energy	9.4%
Consumer Staples	7.3%
Utilities	5.9%
Communication Services	4.7%
Consumer Discretionary	4.1%
Real Estate	3.7%
Materials	1.5%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WDIIX-0426
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Large-Cap Strategy Fund

Class I | WMLIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$29	0.25%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund's Class I shares returned 30.12%.
  For the same period, the Russell 1000 Index (the “Index”) returned 30.42%.
  During the same period the Fund maintained sector weightings in line with the benchmark Index resulting in similar performance.
The Fund ended the annual fiscal year up, led by the following sectors: technology, communication services and industrials.  Real estate, consumer staples, and utilities were the worst performing sectors indicating weaker defense sectors. The Artificial Intelligence (AI) theme continued to play out as technology was the best performing sector over this period. AI positivity permeated into strong performance in communication services and industrial companies that benefit from the buildout of AI data center capacity.  Overall, uncertainty in the equity market from the Iran conflict had a subdued effect on markets as the growth acceleration in AI spend overshadowed the potential dampening effects of high oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Large-Cap Strategy Fund from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index).
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Large-Cap Strategy Fund — Class I	30.12%	12.10%	14.91%
Russell 1000® Index	30.42%	12.32%	15.01%
Key Fund Statistics
Fund net assets	$614,089,137
Total number of portfolio holdings	1,020
Total advisory fees paid	$806,759
Portfolio turnover rate as of the end of the reporting period	7%

What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.2%
Cash Collateral Invested for Securities on Loan	0.7%
Investment Companies	0.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	33.0%
Financials	12.3%
Communication Services	10.7%
Consumer Discretionary	10.1%
Industrials	9.8%
Health Care	8.5%
Consumer Staples	4.7%
Energy	3.5%
Utilities	2.3%
Real Estate	2.2%
Materials	2.1%
Where can I find more information?
For more information about Wilmington Large-Cap Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMLIX-0426
Wilmington Large-Cap Strategy Fund

Wilmington International Fund

Class A | WINAX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$126	1.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 32.64%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s European growth manager and Emerging Markets manager outperformed their respective regional benchmarks, while the European value manager underperformed its regional benchmark.
  The market environment was marked by trade negotiations between nations, continued strength in AI infrastructure spending, easing rates by the Fed, and increased geopolitical risk with the onset of the Iran conflict in the later part of the period.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably technology (Aspeed Technoloy, SK Hynix). Selection was also strong in health care (Galderma Group, Roche Holdings) and financials (Bawag Group). Modest underweighting to consumer discretionary also contributed to performance. From a region/country perspective, the Fund had its strongest selection in South Korea, Taiwan, and Switzerland. Modest underweighting to China and Saudi Arabia also contributed to performance.
What detracted from performance?
Relative to the benchmark, selection in industrials (Genuit Group, DiDi Global) and, to a lesser extent, consumer staples (Tate & Lyle) detracted from performance. Modest underweighting to energy and overweighting to consumer staples also detracted from performance. From a region/country perspective, selection in the UK and China detracted from performance. An underweight to South Korea also detracted. The Fund’s overweighting to smaller cap stocks also detracted from performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington International Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI ex-US Net Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class A (including 5.5% maximum sales load)	25.32%	5.78%	7.83%
Wilmington International Fund — Class A (excluding sales load)	32.64%	6.98%	8.44%
MSCI ACWI ex-US Net Index	32.20%	8.38%	9.10%

Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .

Key Fund Statistics
Fund net assets	$572,064,771
Total number of portfolio holdings	364
Total advisory fees paid	$3,481,950
Portfolio turnover rate as of the end of the reporting period	34%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.2%
Cash Collateral Invested for Securities on Loan	3.7%
Exchange-Traded Funds	2.9%
Money Market Fund	2.2%
Long Equity Index Futures (Notional Value)	2.3%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.1%
Information Technology	18.1%
Industrials	13.2%
Consumer Discretionary	7.8%
Health Care	6.8%
Consumer Staples	5.7%
Materials	5.0%
Communication Services	4.7%
Energy	4.1%
Utilities	2.2%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.1%
United Kingdom	9.2%
Taiwan	8.0%
United States	7.9%
Canada	7.0%
China	6.5%
South Korea	5.7%
France	4.8%
Germany	4.4%
Netherlands	2.8%
Australia	2.1%
Hong Kong	2.1%
Brazil	1.6%
South Africa	1.5%
Spain	1.5%
Sweden	1.4%
Mexico	1.4%
Austria	1.2%
Norway	1.2%
Switzerland	1.2%
India	1.1%
Other Countries	8.4%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WINAX-0426
Wilmington International Fund

Wilmington International Fund

Class I | WINIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$97	0.83%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 33.02%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s European growth manager and Emerging Markets manager outperformed their respective regional benchmarks, while the European value manager underperformed its regional benchmark.
  The market environment was marked by trade negotiations between nations, continued strength in AI infrastructure spending, easing rates by the Fed, and increased geopolitical risk with the onset of the Iran conflict in the later part of the period.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably technology (Aspeed Technoloy, SK Hynix). Selection was also strong in health care (Galderma Group, Roche Holdings) and financials (Bawag Group). Modest underweighting to consumer discretionary also contributed to performance. From a region/country perspective, the Fund had its strongest selection in South Korea, Taiwan, and Switzerland. Modest underweighting to China and Saudi Arabia also contributed to performance.
What detracted from performance?
Relative to the benchmark, selection in industrials (Genuit Group, DiDi Global) and, to a lesser extent, consumer staples (Tate & Lyle) detracted from performance. Modest underweighting to energy and overweighting to consumer staples also detracted from performance. From a region/country perspective, selection in the UK and China detracted from performance. An underweight to South Korea also detracted. The Fund’s overweighting to smaller cap stocks also detracted from performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington International Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI ex-US Net Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class I	33.02%	7.26%	8.65%
MSCI ACWI ex-US Net Index	32.20%	8.38%	9.10%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$572,064,771
Total number of portfolio holdings	364
Total advisory fees paid	$3,481,950
Portfolio turnover rate as of the end of the reporting period	34%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.2%
Cash Collateral Invested for Securities on Loan	3.7%
Exchange-Traded Funds	2.9%
Money Market Fund	2.2%
Long Equity Index Futures (Notional Value)	2.3%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.1%
Information Technology	18.1%
Industrials	13.2%
Consumer Discretionary	7.8%
Health Care	6.8%
Consumer Staples	5.7%
Materials	5.0%
Communication Services	4.7%
Energy	4.1%
Utilities	2.2%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.1%
United Kingdom	9.2%
Taiwan	8.0%
United States	7.9%
Canada	7.0%
China	6.5%
South Korea	5.7%
France	4.8%
Germany	4.4%
Netherlands	2.8%
Australia	2.1%
Hong Kong	2.1%
Brazil	1.6%
South Africa	1.5%
Spain	1.5%
Sweden	1.4%
Mexico	1.4%
Austria	1.2%
Norway	1.2%
Switzerland	1.2%
India	1.1%
Other Countries	8.4%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WINIX-0426
Wilmington International Fund

Wilmington Global Alpha Equities Fund

Class A | WRAAX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$155	1.49%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 8.21%.
  The Wilmington Global Alpha Equities Fund had positive performance but underperformed the HFRX Equity Hedge Index and the broad-based market index, the MSCI ACWI Index, during the last fiscal year.
  Three of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Three of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
Top performing exposures were in the International Value Strategy, and the Mega Cap completion sleeves.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. The Fund’s China manager and Quality managers contributed positive returns, but underperformed their benchmarks and the MSCI ACWI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Global Alpha Equities Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)	2.26%	3.70%	4.45%
Wilmington Global Alpha Equities Fund — Class A (excluding sales load)	8.21%	4.89%	5.04%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$242,419,971
Total number of portfolio holdings	738
Total advisory fees paid	$2,276,437
Portfolio turnover rate as of the end of the reporting period	66%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.8%
Money Market Fund	4.7%
Exchange-Traded Funds	0.3%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.5%
Short Equity Index Futures (Notional Value)	(47.1)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	21.4%
Financials	16.6%
Industrials	12.9%
Consumer Discretionary	10.0%
Health Care	8.6%
Communication Services	7.9%
Consumer Staples	4.8%
Materials	4.1%
Energy	3.3%
Real Estate	2.6%
Utilities	2.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	46.0%
Japan	16.4%
United Kingdom	5.1%
China	3.9%
France	3.7%
Netherlands	2.3%
Germany	2.2%
Canada	2.0%
Taiwan	1.7%
Switzerland	1.4%
Hong Kong	1.4%
Italy	1.3%
South Korea	1.2%
Other Countries	6.7%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WRAAX-0426
Wilmington Global Alpha Equities Fund

Wilmington Global Alpha Equities Fund

Class I | WRAIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$129	1.24%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 8.53%.
  The Wilmington Global Alpha Equities Fund had positive performance but underperformed the HFRX Equity Hedge Index and the broad-based market index, the MSCI ACWI Index, during the last fiscal year.
  Three of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Three of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
Top performing exposures were in the International Value Strategy, and the Mega Cap completion sleeves.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. The Fund’s China manager and Quality managers contributed positive returns, but underperformed their benchmarks and the MSCI ACWI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Global Alpha Equities Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class I	8.53%	5.15%	5.32%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%

Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .

Key Fund Statistics
Fund net assets	$242,419,971
Total number of portfolio holdings	738
Total advisory fees paid	$2,276,437
Portfolio turnover rate as of the end of the reporting period	66%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.8%
Money Market Fund	4.7%
Exchange-Traded Funds	0.3%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.5%
Short Equity Index Futures (Notional Value)	(47.1)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	21.4%
Financials	16.6%
Industrials	12.9%
Consumer Discretionary	10.0%
Health Care	8.6%
Communication Services	7.9%
Consumer Staples	4.8%
Materials	4.1%
Energy	3.3%
Real Estate	2.6%
Utilities	2.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	46.0%
Japan	16.4%
United Kingdom	5.1%
China	3.9%
France	3.7%
Netherlands	2.3%
Germany	2.2%
Canada	2.0%
Taiwan	1.7%
Switzerland	1.4%
Hong Kong	1.4%
Italy	1.3%
South Korea	1.2%
Other Countries	6.7%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WRAIX-0426
Wilmington Global Alpha Equities Fund

Wilmington Real Asset Fund

Class A | WMMRX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$94	0.82%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 28.44%.
  The Fund had positive performance but underperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive but slightly trailed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s Developed International outperformed. Within Commodities, the Fund’s natural resource equities position was up nearly 50% and 2 of 3 commodity futures managers outperformed.
What detracted from performance?
Within Real Estate, the Fund’s US exposure was positive but detracted relative to the index. Within Commodities/Other Real Assets, the Fund’s MLP position was positive but detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Real Asset Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)	21.40%	5.90%	5.39%
Wilmington Real Asset Fund — Class A (excluding sales load)	28.44%	7.11%	5.99%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Real Asset Blended Index	31.50%	7.84%	6.67%
Bloomberg Commodity Index	44.82%	13.17%	7.58%

Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .

Key Fund Statistics
Fund net assets	$473,950,945
Total number of portfolio holdings	426
Total advisory fees paid	$1,704,538
Portfolio turnover rate as of the end of the reporting period	7%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.4%
Real Estate Related Exchange-Traded Funds	8.3%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.4%
Commodity Related Investment Companies	45.8%
Commodity Related Exchange-Traded Funds	1.9%
Money Market Fund	1.4%
Cash Collateral Invested for Securities on Loan	0.7%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMMRX-0426
Wilmington Real Asset Fund

Wilmington Real Asset Fund

Class I | WMRIX

ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$65	0.57%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares (excluding sales load) returned 28.76%.
  The Fund had positive performance but underperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive but slightly trailed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s Developed International outperformed. Within Commodities, the Fund’s natural resource equities position was up nearly 50% and 2 of 3 commodity futures managers outperformed.
What detracted from performance?
Within Real Estate, the Fund’s US exposure was positive but detracted relative to the index. Within Commodities/Other Real Assets, the Fund’s MLP position was positive but detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Real Asset Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class I	28.76%	7.39%	6.26%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Real Asset Blended Index	31.50%	7.84%	6.67%
Bloomberg Commodity Index	44.82%	13.17%	7.58%
Performance data quoted represents past performance, which is no guarantee of future results. Investment return will fluctuate. The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Key Fund Statistics
Fund net assets	$473,950,945
Total number of portfolio holdings	426
Total advisory fees paid	$1,704,538
Portfolio turnover rate as of the end of the reporting period	7%
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.4%
Real Estate Related Exchange-Traded Funds	8.3%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.4%
Commodity Related Investment Companies	45.8%
Commodity Related Exchange-Traded Funds	1.9%
Money Market Fund	1.4%
Cash Collateral Invested for Securities on Loan	0.7%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-AR-WMRIX-0426
Wilmington Real Asset Fund

(b)	Not applicable

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer

(b)	There have been no amendments to the registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(c)	There have been no amendments to the Funds’ code of ethics during the reporting period for this Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its code of ethics during the reporting period for this Form N-CSR.

(e)	Not Applicable

(f)(3)

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-836-2211, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that each member of the Board’s Audit Committee is an “audit committee financial expert,” and that each such member is “independent,” for purposes of this Item. The Audit Committee consists of the following Board members: Gregory P. Chandler, Donald E. Foley, H. Thomas McMeekin and Valerie J. Sill.

Item 4. Principal Accountant Fees and Services.

(a)

The Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were as follows:

Fiscal year ended 2026 - $444,613

Fiscal year ended 2025 - $435,894

(b)

Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were as follows:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, were, $0 and $0 respectively.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

Fiscal year ended 2026 - $142,265

Fiscal year ended 2025 - $146,382

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were, $0 and $0, respectively.

(c)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item were as follows:

Fiscal year ended 2026- $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were, $0 and $0 respectively.

(e)(1)	Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre- approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)

The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant or to its accountant during the fiscal year in which the services are provided;

(2)

Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)

Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)	Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

(f)	Not applicable.

(g)

Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant:

Fiscal year ended 2026 – $142,265

Fiscal year ended 2025 - $146,382

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual financial statements and other information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included in the annual financial statements and other information attached herewith.

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2025, through April 30, 2026.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

During the period, the U.S. economy navigated a significant transition marked by slower but still positive growth, renewed inflation pressures, and an elevated level of policy uncertainty. The most defining development occurred in April 2025, immediately preceding the start of the fiscal year, when broad tariff announcements reshaped the global trade landscape and triggered sharp reactions across financial markets. These measures had a lasting impact on the fiscal year, increasing costs for businesses and consumers, reviving concerns about inflation, and raising questions about the durability of economic growth. As the year progressed, tariff policy evolved and shifted as the Trump administration penned deals with different countries and altered the list of product exemptions. As a result, uncertainty around trade and fiscal policy remained a persistent feature of the economic environment, weighing on business sentiment and activity.

Despite these headwinds, the economy demonstrated notable resilience. Consumer spending remained an important stabilizing force, with a strong tax refund season in 2026 providing an offset to higher energy prices. Business investment, while more cautious, continued at a robust pace in areas tied to productivity, Artificial Intelligence, and technology. Growth moderated from prior levels but remained firmly positive, avoiding the contraction that many had feared earlier in the period. Inflation trends oscillated but remained above the Federal Reserve’s (the Fed) target of 2% core inflation for another year. The pass-through effects of tariffs elevated prices of goods during the period. Later in the fiscal year the U.S.-Iran War raised energy prices, which became the dominant inflationary force at the headline level. These crosscurrents complicated the policy backdrop and kept uncertainty elevated among businesses, households, and investors.

Monetary policy reflected these competing forces. The Fed responded to signs of slowing growth and a softening labor market by easing interest rates over the course of the fiscal year, while remaining attentive to the risk that inflation could prove more persistent. By the end of the period, the federal funds rate stood at its lowest level in two years, yet expectations for additional near-term easing diminished as inflation risks re-emerged. Overall, the economy entered the new fiscal year still expanding, but with a more cautious and uneven outlook than at the start of the period.

Bond markets

Bond markets mirrored the complexity of the economic backdrop. Yields were volatile throughout the year as investors weighed the opposing forces of monetary easing, inflation risk, expanding fiscal deficits, and increased Treasury issuance. While shorter-term yields benefited from expectations for easier monetary policy for most of the period, longer-term yields faced upward pressure as investors demanded additional compensation for inflation uncertainty and fiscal risk. As a result, the yield curve steepened at various points during the period, which also coincided with increased sensitivity to long-term policy credibility from the Fed.

Credit markets experienced episodes of volatility but remained broadly resilient. Higher starting yields helped cushion returns, and default conditions remained contained, even as spreads widened modestly at times in response to policy shocks and growth concerns. Fixed income as an asset class delivered positive performance over the fiscal year, with outperformance in the High-Yield Corporate Bond asset class.

For the 12-month period May 1, 2025 to April 30, 2026, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

2.53%	4.06%	5.25%	6.34%	8.84%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

April 30, 2026 / PRESIDENT’S MESSAGE

ii

Equity markets

Equity markets faced repeated tests of resilience, but ultimately delivered constructive results over the annual fiscal year. Early in the period, global equity markets suffered sharp declines triggered by Liberation Day tariff announcements, with particular weakness in sectors sensitive to global trade, input costs, and interest rates. Market volatility increased, and investor sentiment weakened as uncertainty rose. Tariff exemptions and country-specific deals helped the market rally, performing very well for the duration of the period. Equities suffered a modest drawback upon the onset of the U.S.-Iran War, but a ceasefire and remarkably strong first-quarter-2026 earnings season helped the market recover quickly once again.

U.S. equities were led by large-cap stocks, which reached multiple new highs during the fiscal year. Performance was supported by strong results in sectors tied to innovation, productivity gains, and infrastructure investment, while more cyclical and rate-sensitive areas experienced greater pressure. The artificial intelligence theme continued to play a central role in shaping market leadership, boosting technology-related sectors for much of the period, even as periodic concerns about valuation, capital spending, and competition introduced volatility.

International equities enjoyed a period of outperformance at the beginning of the fiscal period when tariff uncertainty dominated the narrative. Valuation discounts for international equities helped attract capital flows at a time when U.S. policy unpredictability was seen as a key macro risk. However, later in the period, leadership shifted and international equities succumbed to energy vulnerability associated with the U.S.-Iran War. Over the full fiscal year, returns for developed and emerging market equities were comparable to U.S. stocks.

In summary, the period from May 2025 through April 2026 was characterized by policy uncertainty, market volatility, and a slowing but stable economy. Markets were shaped by all of these factors, but performance was a reflection of the dominance of the Artificial Intelligence investment cycle. While uncertainty remains elevated, businesses demonstrated an ability to adapt to challenging conditions, supporting overall equity and bond markets.

For the 12-month period May 1, 2025, to April 30, 2026, certain stock market indices performed as follows:

S&P 500® Index[7]	Russell 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

31.05%	44.41%	24.60%	46.68%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 18, 2026

PRESIDENT’S MESSAGE / April 30, 2026

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries:, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2026 / PRESIDENT’S MESSAGE

1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Number of Shares	Value

COMMON STOCKS – 98.7%

COMMUNICATION SERVICES – 4.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.7%

AT&T, Inc.	50,490	$1,319,304

Verizon Communications, Inc.	64,050	3,076,321

		$4,395,625

MEDIA – 0.0%**

Omnicom Group, Inc.	1	77

TOTAL COMMUNICATION SERVICES		$4,395,702

CONSUMER DISCRETIONARY – 4.0%

HOTELS, RESTAURANTS & LEISURE – 2.8%

McDonald’s Corp.	3,140	921,873

Starbucks Corp.	15,940	1,678,960

		$2,600,833

SPECIALTY RETAIL – 1.2%

Home Depot, Inc. (The)	3,590	1,180,392

TOTAL CONSUMER DISCRETIONARY		$3,781,225

CONSUMER STAPLES – 7.3%

BEVERAGES – 1.3%

PepsiCo., Inc.	7,375	1,168,864

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.7%

Target Corp.	12,275	1,592,681

HOUSEHOLD PRODUCTS – 1.1%

Procter & Gamble Co. (The)	7,175	1,055,371

PERSONAL CARE PRODUCTS – 1.5%

Unilever PLC, ADR	23,465	1,383,965

TOBACCO – 1.7%

Philip Morris International, Inc.	9,900	1,634,193

TOTAL CONSUMER STAPLES		$6,835,074

ENERGY – 9.4%

OIL, GAS & CONSUMABLE FUELS – 9.4%

Chevron Corp.	13,020	2,516,896

Enbridge, Inc.	28,610	1,585,566

Exxon Mobil Corp.	13,215	2,039,471

Valero Energy Corp.	10,495	2,650,827

TOTAL ENERGY		$8,792,760

FINANCIALS – 22.5%

BANKS – 11.1%

Bank of America Corp.	75,240	4,022,330

JPMorgan Chase & Co.	15,990	5,008,548

Regions Financial Corp.	47,720	1,362,406

		$10,393,284

CAPITAL MARKETS – 7.5%

Blackrock, Inc.	1,830	1,950,048

Description	Number of Shares	Value

CME Group, Inc.	5,150	$1,482,273

Morgan Stanley	18,660	3,556,410

		$6,988,731

INSURANCE – 3.9%

MetLife, Inc.	22,275	1,784,227

Old Republic International Corp.	47,025	1,878,649

		$3,662,876

TOTAL FINANCIALS		$21,044,891

HEALTH CARE – 13.5%

BIOTECHNOLOGY – 2.3%

AbbVie, Inc.	10,195	2,154,407

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%

Medtronic PLC	19,550	1,582,964

HEALTH CARE PROVIDERS & SERVICES – 2.5%

UnitedHealth Group, Inc.	6,235	2,309,943

PHARMACEUTICALS – 7.0%

Johnson & Johnson	13,020	2,992,647

Pfizer, Inc.	86,625	2,312,887

Sanofi SA, ADR	27,820	1,295,856

		$6,601,390

TOTAL HEALTH CARE		$12,648,704

INDUSTRIALS – 11.1%

AEROSPACE & DEFENSE – 1.4%

Lockheed Martin Corp.	2,525	1,307,874

BUILDING PRODUCTS – 3.8%

Johnson Controls International PLC	24,500	3,577,735

GROUND TRANSPORTATION – 1.5%

Union Pacific Corp.	5,245	1,413,423

MACHINERY – 4.4%

Caterpillar, Inc.	2,970	2,643,627

PACCAR, Inc.	12,670	1,505,196

		$4,148,823

TOTAL INDUSTRIALS		$10,447,855

INFORMATION TECHNOLOGY – 15.1%

COMMUNICATIONS EQUIPMENT – 3.4%

Cisco Systems, Inc.	34,155	3,125,182

IT SERVICES – 2.0%

International Business Machines Corp.	8,215	1,897,501

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.7%

Broadcom, Inc.	8,910	3,719,301

QUALCOMM, Inc.	14,305	2,568,892

Texas Instruments, Inc.	9,950	2,796,746

		$9,084,939

TOTAL INFORMATION TECHNOLOGY		$14,107,622

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

2	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

MATERIALS – 1.5%

CHEMICALS – 1.5%

Air Products & Chemicals, Inc.	4,800	$1,440,240

TOTAL MATERIALS		$1,440,240

REAL ESTATE – 3.7%

HEALTH CARE REITS – 1.9%

Healthpeak Properties, Inc.	111,475	1,802,551

SPECIALIZED REITS – 1.8%

VICI Properties, Inc.	56,925	1,662,210

TOTAL REAL ESTATE		$3,464,761

UTILITIES – 5.9%

ELECTRIC UTILITIES – 5.9%

American Electric Power Co., Inc.	16,830	2,307,561

Description	Number of Shares	Value

Duke Energy Corp.	15,295	$1,981,467

NextEra Energy, Inc.	12,920	1,264,610

TOTAL UTILITIES		$5,553,638

TOTAL COMMON STOCKS (COST $58,793,443)		$92,512,472

MONEY MARKET FUND – 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	1,040,239	1,040,239

TOTAL MONEY MARKET FUND (COST $1,040,239)		$1,040,239

TOTAL INVESTMENTS – 99.8% (COST $59,833,682)		$93,552,711
OTHER ASSETS LESS LIABILITIES – 0.2%		185,660

TOTAL NET ASSETS – 100.0%		$93,738,371

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$92,512,472	$—	$—	$92,512,472

Money Market Fund	1,040,239	—	—	1,040,239

Total	$93,552,711	$—	$—	$93,552,711

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

3

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 10.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%

AST SpaceMobile, Inc.*	1,900	$140,410

AT&T, Inc.	64,672	1,689,879

Comcast Corp., Class A	33,600	908,544

GCI Liberty, Inc., Class C*	253	8,665

Iridium Communications, Inc.	750	29,303

Liberty Global Ltd., Class A*	1,150	13,317

Verizon Communications, Inc.	39,350	1,889,981

		$4,680,099

ENTERTAINMENT – 1.4%

Electronic Arts, Inc.	2,410	487,712

Liberty Media Corp. – Liberty Formula One, Class C*	2,085	179,206

Liberty Media Corp. – Liberty Formula One, Class A*	105	8,316

Live Nation Entertainment, Inc.*	1,470	232,172

Madison Square Garden Sports Corp.*	129	44,177

Netflix, Inc.*	39,750	3,720,997

Playtika Holding Corp.	100	366

ROBLOX Corp., Class A*	5,850	323,271

Roku, Inc.*	1,150	134,044

Spotify Technology SA*	1,450	647,498

Take-Two Interactive Software, Inc.*	1,768	377,928

TKO Group Holdings, Inc.	600	111,654

Walt Disney Co. (The)	17,098	1,773,917

Warner Bros Discovery, Inc.*	22,189	600,212

		$8,641,470

INTERACTIVE MEDIA & SERVICES – 8.2%

Alphabet, Inc., Class A	54,220	20,863,856

Alphabet, Inc., Class C	44,140	16,858,832

Angi, Inc.*	498	3,655

IAC, Inc.*	600	26,736

Match Group, Inc.	2,242	83,896

Meta Platforms, Inc., Class A	20,325	12,437,071

Pinterest, Inc., Class A*	5,443	107,009

Reddit, Inc., Class A*	1,100	161,953

Trump Media & Technology Group Corp.*	1,050	9,608

ZoomInfo Technologies, Inc.*	2,450	15,312

		$50,567,928

MEDIA – 0.2%

Charter Communications, Inc., Class A*	782	129,163

Fox Corp., Class A#	2,526	160,376

Fox Corp., Class B	1,090	62,152

Liberty Broadband Corp., Class C*	1,268	48,805

New York Times Co. (The), Class A	1,500	118,545

News Corp., Class A	4,007	105,464

News Corp., Class B#	898	27,371

Nexstar Media Group, Inc.	300	62,442

Description	Number of Shares	Value

Omnicom Group, Inc.	3,103	$238,062

Paramount Skydance Corp., Class B#	96	983

Sirius XM Holdings, Inc.#	1,927	51,913

Trade Desk, Inc. (The), Class A*	4,150	97,899

Versant Media Group, Inc.	1,412	56,748

		$1,159,923

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

Millicom International Cellular SA	850	72,148

T-Mobile US, Inc.	4,409	861,959

		$934,107

TOTAL COMMUNICATION SERVICES		$65,983,527

CONSUMER DISCRETIONARY – 10.2%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	2,050	123,533

BorgWarner, Inc.	2,280	129,892

Gentex Corp.	2,280	52,691

Lear Corp.	400	50,852

QuantumScape Corp.*	3,450	25,150

Versigent PLC*	683	23,885

		$406,003

AUTOMOBILES – 1.9%

Ford Motor Co.	37,750	456,020

General Motors Co.	8,895	683,936

Harley-Davidson, Inc.	900	21,501

Lucid Group, Inc.*,#	1,434	9,135

Rivian Automotive, Inc., Class A*,#	6,800	111,520

Tesla, Inc.*	26,375	10,065,491

Thor Industries, Inc.#	495	39,125

		$11,386,728

BROADLINE RETAIL – 4.0%

Amazon.com, Inc.*	89,735	23,785,159

Coupang, Inc.*	11,950	238,761

eBay, Inc.	4,460	461,521

Etsy, Inc.*	1,100	70,774

Kohl’s Corp.	10	142

Macy’s, Inc.	1,900	37,145

Ollie’s Bargain Outlet Holdings, Inc.*	573	49,570

		$24,643,072

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,320	141,544

LKQ Corp.	2,668	84,255

Pool Corp.	260	55,463

		$281,262

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	4,110	30,948

Bright Horizons Family Solutions, Inc.*	533	43,232

Duolingo, Inc.*	220	24,222

Grand Canyon Education, Inc.*	300	50,721

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

4	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

H&R Block, Inc.	1,300	$41,249

Liberty Live Holdings, Inc., Class C*	535	50,076

Liberty Live Holdings, Inc., Class A*	174	15,871

Service Corp. International	1,270	102,908

		$359,227

HOTELS, RESTAURANTS & LEISURE – 1.8%

Airbnb, Inc., Class A*	3,900	547,404

Aramark	2,433	111,164

Booking Holdings, Inc.	7,525	1,266,909

Boyd Gaming Corp.	600	52,170

Caesars Entertainment, Inc.*	2,010	55,878

Carnival Corp.	10,380	275,174

Cava Group, Inc.*	1,000	93,410

Chipotle Mexican Grill, Inc.*	12,430	422,496

Choice Hotels International, Inc.#	260	25,761

Churchill Downs, Inc.	550	55,544

Darden Restaurants, Inc.	1,150	230,644

Domino’s Pizza, Inc.	300	101,826

DoorDash, Inc., Class A*	3,320	559,918

DraftKings, Inc., Class A*	4,520	105,406

Dutch Bros, Inc., Class A*	1,200	69,012

Expedia Group, Inc.	1,152	286,122

Flutter Entertainment PLC*	1,400	151,102

Hilton Worldwide Holdings, Inc.	2,153	697,723

Hyatt Hotels Corp., Class A#	400	67,028

Las Vegas Sands Corp.	2,870	156,731

Marriott International, Inc., Class A	2,126	768,953

McDonald’s Corp.	6,759	1,984,375

MGM Resorts International*	2,100	81,774

Norwegian Cruise Line Holdings Ltd.*	4,100	74,538

Penn Entertainment, Inc.*	1,450	25,317

Planet Fitness, Inc., Class A*	878	58,536

Restaurant Brands International LP	47	3,774

Restaurant Brands International, Inc.	2,950	238,006

Royal Caribbean Cruises Ltd.	2,380	627,749

Starbucks Corp.	10,670	1,123,871

Texas Roadhouse, Inc.	600	96,594

Travel + Leisure Co.	510	32,976

Vail Resorts, Inc.#	328	41,715

Viking Holdings Ltd.*	1,500	122,865

Wendy’s Co. (The)#	2,060	14,338

Wingstop, Inc.#	250	41,015

Wyndham Hotels & Resorts, Inc.#	760	61,849

Wynn Resorts Ltd.	818	87,616

Yum! Brands, Inc.	2,670	426,265

		$11,243,548

HOUSEHOLD DURABLES – 0.3%

DR Horton, Inc.	2,570	395,420

Garmin Ltd.	1,490	374,199

Leggett & Platt, Inc.	15	163

Lennar Corp., Class A	1,910	172,473

Lennar Corp., Class B#	76	6,717

Mohawk Industries, Inc.*	555	58,586

Newell Brands, Inc.	5,214	21,273

NVR, Inc.*	30	189,476

PulteGroup, Inc.	1,890	231,260

Description	Number of Shares	Value

SharkNinja, Inc.*,#	650	$75,095

Somnigroup International, Inc.	1,950	147,927

Toll Brothers, Inc.	900	127,926

TopBuild Corp.*	250	110,675

Whirlpool Corp.#	535	29,992

		$1,941,182

LEISURE PRODUCTS – 0.0%**

Brunswick Corp.	750	59,587

Hasbro, Inc.	1,290	123,634

Mattel, Inc.*	2,800	42,224

YETI Holdings, Inc.*	750	29,595

		$255,040

SPECIALTY RETAIL – 1.7%

AutoNation, Inc.*	250	53,095

AutoZone, Inc.*	170	629,685

Bath & Body Works, Inc.	2,305	44,809

Best Buy Co., Inc.	1,880	113,721

Burlington Stores, Inc.*	595	190,406

CarMax, Inc.*	1,450	57,000

Carvana Co.*	1,250	494,750

Chewy, Inc., Class A*	2,100	53,382

Dick’s Sporting Goods, Inc.	550	124,806

Five Below, Inc.*	528	124,428

Floor & Decor Holdings, Inc., Class A*,#	1,060	51,304

GameStop Corp., Class A*,#	3,650	91,068

Gap, Inc. (The)	2,290	56,311

Home Depot, Inc. (The)	9,330	3,067,704

Lithia Motors, Inc.	195	56,573

Lowe’s Cos., Inc.	5,310	1,267,975

Murphy USA, Inc.	150	88,200

O’Reilly Automotive, Inc.*	7,950	790,230

Penske Automotive Group, Inc.#	150	25,728

RH*	135	17,815

Ross Stores, Inc.	3,010	685,648

TJX Cos., Inc. (The)	10,520	1,649,010

Tractor Supply Co.	5,000	175,500

Ulta Beauty, Inc.*	450	241,866

Valvoline, Inc.*,#	1,500	49,845

Wayfair, Inc., Class A*	798	51,016

Williams-Sonoma, Inc.	1,110	201,143

		$10,453,018

TEXTILES, APPAREL & LUXURY GOODS – 0.2%

Amer Sports, Inc.*	1,500	52,605

Birkenstock Holding PLC*,#	400	15,496

Columbia Sportswear Co.	218	13,281

Crocs, Inc.*	500	50,990

Deckers Outdoor Corp.*	1,320	134,904

Lululemon Athletica, Inc.*	1,005	138,388

NIKE, Inc., Class B	11,005	488,182

On Holding AG, Class A*	2,100	74,781

PVH Corp.	420	38,405

Ralph Lauren Corp.	385	138,076

Tapestry, Inc.	1,830	265,423

Under Armour, Inc., Class A*,#	928	5,837

Under Armour, Inc., Class C*,#	2,150	13,051

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

VF Corp.	3,150	$59,629

		$1,489,048

TOTAL CONSUMER DISCRETIONARY		$62,458,128

CONSUMER STAPLES – 4.7%

BEVERAGES – 1.0%

Boston Beer Co., Inc. (The), Class A*	50	11,852

Brown-Forman Corp., Class A#	50	1,314

Brown-Forman Corp., Class B	1,825	47,030

Celsius Holdings, Inc.*	1,600	53,712

Coca-Cola Co. (The)	35,140	2,767,627

Coca-Cola Consolidated, Inc.	500	102,535

Constellation Brands, Inc., Class A	1,290	201,988

Keurig Dr. Pepper, Inc.	11,200	329,280

Molson Coors Beverage Co., Class B	1,685	72,017

Monster Beverage Corp.*	6,730	518,681

PepsiCo., Inc.	12,390	1,963,691

Primo Brands Corp.	2,400	48,912

		$6,118,639

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.9%

Albertsons Cos., Inc., Class A	2,450	41,283

BJ’s Wholesale Club Holdings, Inc.*	1,300	122,057

Casey’s General Stores, Inc.	335	275,420

Costco Wholesale Corp.	4,020	4,078,411

Dollar General Corp.	2,100	243,348

Dollar Tree, Inc.*	1,862	180,819

Grocery Outlet Holding Corp.*,#	95	751

Kroger Co. (The)	5,600	381,192

Maplebear, Inc.*,#	1,450	61,408

Performance Food Group Co.*	1,450	131,312

Sprouts Farmers Market, Inc.*	950	77,757

Sysco Corp.	4,600	343,666

Target Corp.	4,310	559,222

U.S. Foods Holding Corp.*	2,300	215,027

Walmart, Inc.	39,830	5,254,772

		$11,966,445

FOOD PRODUCTS – 0.4%

Archer-Daniels-Midland Co.	4,350	324,249

Bunge Global SA	1,245	158,202

Campbell’s Co. (The)	1,350	28,067

Conagra Brands, Inc.	3,750	53,812

Darling Ingredients, Inc.*	1,685	108,228

Flowers Foods, Inc.	1,100	9,966

Freshpet, Inc.*	450	30,321

General Mills, Inc.	4,700	165,957

Hershey Co. (The)	1,400	260,036

Hormel Foods Corp.	2,200	47,234

Ingredion, Inc.	500	55,870

J.M. Smucker Co. (The)	850	83,325

Kraft Heinz Co. (The)	7,750	175,615

Lamb Weston Holdings, Inc.	1,250	54,437

McCormick & Co., Inc.	2,200	111,848

Mondelez International, Inc., Class A	11,540	709,018

Pilgrim’s Pride Corp.	250	8,275

Post Holdings, Inc.*	438	45,881

Description	Number of Shares	Value

Tyson Foods, Inc., Class A	2,400	$153,768

		$2,584,109

HOUSEHOLD PRODUCTS – 0.7%

Church & Dwight Co., Inc.	2,250	218,385

Clorox Co. (The)	1,210	116,692

Colgate-Palmolive Co.	7,520	641,907

Kimberly-Clark Corp.	2,900	285,447

Procter & Gamble Co. (The)	21,220	3,121,250

Reynolds Consumer Products, Inc.	350	7,340

		$4,391,021

PERSONAL CARE PRODUCTS – 0.1%

BellRing Brands, Inc.*	1,250	22,250

Coty, Inc., Class A*	3,940	9,692

elf Beauty, Inc.*	550	35,184

Estee Lauder Cos., Inc. (The), Class A	2,350	180,269

Kenvue, Inc.	18,050	316,416

		$563,811

TOBACCO – 0.6%

Altria Group, Inc.	15,120	1,098,468

Philip Morris International, Inc.	14,090	2,325,836

		$3,424,304

TOTAL CONSUMER STAPLES		$29,048,329

ENERGY – 3.5%

ENERGY EQUIPMENT & SERVICES – 0.3%

Baker Hughes Co.	9,340	650,718

Halliburton Co.	8,033	339,796

NOV, Inc.	3,448	70,546

SLB Ltd.	13,486	767,084

TechnipFMC PLC	3,850	290,944

Weatherford International PLC	650	71,727

		$2,190,815

OIL, GAS & CONSUMABLE FUELS – 3.2%

Antero Midstream Corp.	2,450	53,557

Antero Resources Corp.*	2,750	107,965

APA Corp.	3,440	140,111

Cheniere Energy, Inc.	2,000	549,900

Chevron Corp.	16,809	3,249,348

Chord Energy Corp.	500	72,800

ConocoPhillips	10,947	1,376,914

Coterra Energy, Inc.	6,324	227,095

Devon Energy Corp.	5,586	286,953

Diamondback Energy, Inc.	1,797	369,517

DT Midstream, Inc.	975	144,290

EOG Resources, Inc.	4,780	671,925

EQT Corp.	5,450	327,436

Expand Energy Corp.	2,094	213,902

Exxon Mobil Corp.	39,366	6,075,355

HF Sinclair Corp.	1,340	90,061

Kinder Morgan, Inc.	16,925	556,325

Marathon Petroleum Corp.	2,650	657,968

Matador Resources Co.	1,050	66,612

New Fortress Energy, Inc.*,#	690	477

Occidental Petroleum Corp.	6,710	406,492

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ONEOK, Inc.	5,410	$500,209

Ovintiv, Inc.	2,550	156,952

Permian Resources Corp., Class A	6,250	135,125

Phillips 66	3,540	634,191

Range Resources Corp.	1,850	80,475

Targa Resources Corp.	1,850	481,148

Texas Pacific Land Corp.	540	239,582

Valero Energy Corp.	2,920	737,533

Viper Energy, Inc., Class A	1,260	62,219

Williams Cos., Inc. (The)	10,890	831,016

		$19,503,453

TOTAL ENERGY		$21,694,268

FINANCIALS – 12.4%

BANKS – 3.5%

Bank of America Corp.	61,810	3,304,363

Bank OZK	1,150	55,384

BOK Financial Corp.#	270	36,123

Citigroup, Inc.	16,357	2,093,369

Citizens Financial Group, Inc.	4,100	266,705

Columbia Banking System, Inc.	2,498	73,941

Commerce Bancshares, Inc.	1,455	75,704

Cullen/Frost Bankers, Inc.	490	71,016

East West Bancorp, Inc.	1,323	167,320

Fifth Third Bancorp	8,738	443,541

First Citizens BancShares, Inc., Class A	90	178,544

First Hawaiian, Inc.	1,100	30,008

First Horizon Corp.	5,230	130,541

FNB Corp.	4,235	75,595

Huntington Bancshares, Inc.	14,796	247,981

JPMorgan Chase & Co.	25,505	7,988,931

KeyCorp.	9,344	206,596

NU Holdings Ltd., Class A*	30,850	446,708

Pinnacle Financial Partners, Inc.	1,612	159,491

PNC Financial Services Group, Inc. (The)	3,710	827,330

Popular, Inc.	688	103,427

Prosperity Bancshares, Inc.	1,173	81,699

Regions Financial Corp.	8,706	248,556

SOUTHSTATE BANK CORP	950	92,787

Truist Financial Corp.	12,457	641,535

U.S. Bancorp	14,825	839,984

Webster Financial Corp.	1,762	127,498

Wells Fargo & Co.	29,075	2,390,837

Western Alliance Bancorp	950	77,463

Wintrust Financial Corp.	700	105,399

Zions Bancorp NA	1,490	94,496

		$21,682,872

CAPITAL MARKETS – 3.2%

Affiliated Managers Group, Inc.	270	79,561

Ameriprise Financial, Inc.	840	398,824

Ares Management Corp., Class A	1,750	205,450

Bank of New York Mellon Corp. (The)	6,770	909,685

Blackrock, Inc.	1,440	1,534,464

Blackstone, Inc.#	6,965	874,665

Blue Owl Capital, Inc.#	5,970	58,208

Brookfield Asset Management Ltd., Class A	3,550	170,435

Description	Number of Shares	Value

Carlyle Group, Inc. (The)	2,600	$130,182

Cboe Global Markets, Inc.	1,000	300,090

Charles Schwab Corp. (The)	15,705	1,439,206

CME Group, Inc.	3,350	964,197

Coinbase Global, Inc., Class A*	1,995	374,601

Evercore, Inc., Class A	350	112,451

FactSet Research Systems, Inc.	290	65,998

Franklin Resources, Inc.	2,720	81,518

Freedom Holding Corp.*,#	100	14,983

Goldman Sachs Group, Inc. (The)	2,745	2,535,749

Hamilton Lane, Inc., Class A#	400	36,796

Houlihan Lokey, Inc.	500	77,375

Interactive Brokers Group, Inc., Class A	3,842	305,439

Intercontinental Exchange, Inc.	5,290	836,296

Invesco Ltd.	3,245	85,051

Janus Henderson Group PLC	1,150	59,352

Jefferies Financial Group, Inc.	1,498	72,234

KKR & Co., Inc.	6,284	655,673

Lazard, Inc.	1,000	48,500

LPL Financial Holdings, Inc.	750	250,597

MarketAxess Holdings, Inc.	350	55,017

Moody’s Corp.	1,440	665,064

Morgan Stanley	10,781	2,054,751

Morningstar, Inc.	250	42,178

MSCI, Inc.	670	396,245

Nasdaq, Inc.	3,940	362,125

Northern Trust Corp.	1,925	320,204

Raymond James Financial, Inc.	1,710	270,727

Robinhood Markets, Inc., Class A*	6,900	502,941

S&P Global, Inc.	2,889	1,245,823

SEI Investments Co.	790	71,637

State Street Corp.	2,720	415,725

Stifel Financial Corp.	1,425	112,304

T Rowe Price Group, Inc.	2,030	208,846

TPG, Inc.	1,200	52,344

Tradeweb Markets, Inc., Class A	1,100	124,575

Virtu Financial, Inc., Class A	650	32,279

XP, Inc., Class A	4,005	76,736

		$19,687,101

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	2,393	106,225

American Express Co.	5,040	1,628,172

Capital One Financial Corp.	5,778	1,105,331

Credit Acceptance Corp.*,#	50	25,246

OneMain Holdings, Inc.	945	55,538

SLM Corp.	1,910	44,083

SoFi Technologies, Inc.*	10,600	170,660

Synchrony Financial	3,470	264,414

		$3,399,669

FINANCIAL SERVICES – 3.3%

Affirm Holdings, Inc.*	2,500	160,700

Apollo Global Management, Inc.	3,926	505,355

Berkshire Hathaway, Inc., Class B*	17,336	8,210,330

Block, Inc.*	5,030	354,665

Corebridge Financial, Inc.	2,450	67,473

Corpay, Inc.*	650	199,206

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Equitable Holdings, Inc.	2,443	$103,095

Euronet Worldwide, Inc.*	415	30,038

Fidelity National Information Services, Inc.	5,000	232,650

Fiserv, Inc.*	4,910	307,612

Global Payments, Inc.	2,313	166,443

Jack Henry & Associates, Inc.	700	107,625

Mastercard, Inc., Class A	7,520	3,781,958

MGIC Investment Corp.	1,750	46,340

PayPal Holdings, Inc.	8,865	444,491

Rocket Cos., Inc., Class A*	8,700	127,194

Shift4 Payments, Inc., Class A*,#	350	15,498

Toast, Inc., Class A*	4,050	115,506

UWM Holdings Corp.#	1,900	6,726

Visa, Inc., Class A	15,685	5,173,540

Voya Financial, Inc.	930	76,223

Western Union Co. (The)#	2,690	24,452

WEX, Inc.*	265	39,837

		$20,296,957

INSURANCE – 1.7%

Aflac, Inc.	4,300	488,781

Allstate Corp. (The)	2,380	517,079

American Financial Group, Inc.	550	73,299

American International Group, Inc.	4,880	365,024

Aon PLC, Class A	2,000	623,300

Arch Capital Group Ltd.*	3,320	313,607

Arthur J. Gallagher & Co.	2,430	501,552

Assurant, Inc.	430	101,596

Assured Guaranty Ltd.	300	24,570

Axis Capital Holdings Ltd.	580	58,238

Brighthouse Financial, Inc.*	400	24,904

Brown & Brown, Inc.	2,650	159,398

Chubb Ltd.	3,447	1,127,169

Cincinnati Financial Corp.	1,406	230,022

CNA Financial Corp.	150	7,235

Everest Group Ltd.	370	132,001

F&G Annuities & Life, Inc.	143	4,096

Fidelity National Financial, Inc.	2,191	114,589

First American Financial Corp.	728	51,055

Globe Life, Inc.	793	122,360

Hanover Insurance Group, Inc. (The)	300	56,307

Hartford Insurance Group, Inc. (The)	2,640	361,178

Kemper Corp.	523	17,620

Kinsale Capital Group, Inc.	200	64,722

Lincoln National Corp.	1,458	55,127

Loews Corp.	1,650	185,806

Markel Group, Inc.*	120	212,696

Marsh & McLennan Cos., Inc.	4,740	794,945

MetLife, Inc.	5,201	416,600

Old Republic International Corp.	2,018	80,619

Primerica, Inc.	323	90,850

Principal Financial Group, Inc.	2,040	205,856

Progressive Corp. (The)	5,530	1,113,078

Prudential Financial, Inc.	3,230	316,895

Reinsurance Group of America, Inc.	590	124,761

RenaissanceRe Holdings Ltd.	378	116,035

RLI Corp.	800	41,416

Ryan Specialty Holdings, Inc.#	950	33,032

Description	Number of Shares	Value

Travelers Cos., Inc. (The)	2,080	$634,691

Unum Group	1,610	129,412

W.R. Berkley Corp.	2,345	156,716

White Mountains Insurance Group Ltd.	30	66,960

Willis Towers Watson PLC	900	230,580

		$10,545,777

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	9,585	105,627

Annaly Capital Management, Inc.	5,532	126,683

Rithm Capital Corp.	4,500	44,010

Starwood Property Trust, Inc.#	2,418	44,394

		$320,714

TOTAL FINANCIALS		$75,933,090

HEALTH CARE – 8.6%

BIOTECHNOLOGY – 1.8%

AbbVie, Inc.	16,261	3,436,275

Alnylam Pharmaceuticals, Inc.*	1,165	360,556

Amgen, Inc.	4,914	1,701,472

Apellis Pharmaceuticals, Inc.*	1,250	51,188

Biogen, Inc.*	1,300	246,064

BioMarin Pharmaceutical, Inc.*	1,500	80,865

Exelixis, Inc.*	2,370	105,370

Gilead Sciences, Inc.	11,394	1,490,791

GRAIL, Inc.*	65	3,541

Halozyme Therapeutics, Inc.*	1,250	79,575

Incyte Corp.*	1,550	147,668

Insmed, Inc.*	1,800	245,394

Ionis Pharmaceuticals, Inc.*	1,480	110,645

Moderna, Inc.*	3,300	151,602

Natera, Inc.*	1,200	247,392

Neurocrine Biosciences, Inc.*	950	125,086

Regeneron Pharmaceuticals, Inc.	950	671,707

Revolution Medicines, Inc.*	1,700	245,004

Roivant Sciences Ltd.*	3,350	95,575

Sarepta Therapeutics, Inc.*	965	20,149

Summit Therapeutics, Inc.*,#	1,150	24,679

Ultragenyx Pharmaceutical, Inc.*	950	23,456

United Therapeutics Corp.*	385	219,970

Vertex Pharmaceuticals, Inc.*	2,323	992,804

Viking Therapeutics, Inc.*,#	1,000	31,180

		$10,908,008

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%

Abbott Laboratories	15,805	1,434,936

Align Technology, Inc.*	620	109,126

Baxter International, Inc.	5,230	91,943

Becton Dickinson & Co.	2,584	385,119

Boston Scientific Corp.*	13,720	790,409

Cooper Cos., Inc. (The)*	1,600	100,640

DENTSPLY SIRONA, Inc.	2,079	24,428

DexCom, Inc.*	3,695	220,037

Edwards Lifesciences Corp.*	5,306	443,051

Envista Holdings Corp.*	1,690	43,839

GE HealthCare Technologies, Inc.	4,350	264,654

Globus Medical, Inc., Class A*	1,050	94,689

IDEXX Laboratories, Inc.*	730	409,384

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Inspire Medical Systems, Inc.*	300	$16,842

Insulet Corp.*	660	113,612

Intuitive Surgical, Inc.*	3,320	1,519,265

Masimo Corp.*	450	80,294

Medtronic PLC	11,676	945,406

Penumbra, Inc.*,#	350	114,268

ResMed, Inc.	1,370	292,920

Solventum Corp.*	1,415	95,314

STERIS PLC	900	195,192

Stryker Corp.	3,130	986,357

Teleflex, Inc.	460	56,999

Zimmer Biomet Holdings, Inc.	1,690	139,307

		$8,968,031

HEALTH CARE PROVIDERS & SERVICES – 1.6%

Acadia Healthcare Co., Inc.*	900	23,306

Cardinal Health, Inc.	2,210	426,265

Cencora, Inc.	1,710	526,697

Centene Corp.*	4,680	251,269

Chemed Corp.	150	63,747

Cigna Group (The)	2,417	702,332

CVS Health Corp.	11,371	947,091

DaVita, Inc.*	388	60,194

Elevance Health, Inc.	2,070	779,189

Encompass Health Corp.	980	98,000

HCA Healthcare, Inc.	1,525	662,536

Henry Schein, Inc.*	920	68,623

Humana, Inc.	1,130	267,177

Labcorp Holdings, Inc.	757	194,398

McKesson Corp.	1,130	921,176

Molina Healthcare, Inc.*	505	98,283

Quest Diagnostics, Inc.	1,000	194,200

Tenet Healthcare Corp.*	795	140,810

UnitedHealth Group, Inc.	8,395	3,110,180

Universal Health Services, Inc., Class B	510	85,818

		$9,621,291

HEALTH CARE TECHNOLOGY – 0.0%**

Certara, Inc.*	1,450	8,889

Doximity, Inc., Class A*	1,350	32,994

Veeva Systems, Inc., Class A*	1,400	218,358

		$260,241

LIFE SCIENCES TOOLS & SERVICES – 0.8%

Agilent Technologies, Inc.	2,690	310,829

Avantor, Inc.*	6,495	52,610

Bio-Rad Laboratories, Inc., Class A*	190	53,223

Bio-Techne Corp.	1,550	85,746

Bruker Corp.#	1,000	36,710

Charles River Laboratories International, Inc.*	470	78,476

Danaher Corp.	5,940	1,062,963

Fortrea Holdings, Inc.*	2	23

Illumina, Inc.*	1,490	188,843

IQVIA Holdings, Inc.*	1,630	258,143

Medpace Holdings, Inc.*	200	83,732

Mettler-Toledo International, Inc.*	210	268,088

QIAGEN NV	1,856	64,180

Repligen Corp.*	500	59,155

Description	Number of Shares	Value

Revvity, Inc.	1,110	$96,148

Sotera Health Co.*	990	15,404

Tempus AI, Inc.*,#	650	36,062

Thermo Fisher Scientific, Inc.	3,550	1,700,308

Waters Corp.*	940	290,676

West Pharmaceutical Services, Inc.	650	193,434

		$4,934,753

PHARMACEUTICALS – 2.9%

Bristol-Myers Squibb Co.	18,526	1,122,490

Corcept Therapeutics, Inc.*	950	44,194

Elanco Animal Health, Inc.*	4,750	106,258

Eli Lilly & Co.	7,400	6,916,040

Jazz Pharmaceuticals PLC*	610	123,842

Johnson & Johnson	22,260	5,116,461

Merck & Co., Inc.	22,806	2,489,959

Organon & Co.	2,616	34,662

Perrigo Co. PLC	1,058	12,527

Pfizer, Inc.	51,803	1,383,140

Royalty Pharma PLC, Class A	3,250	162,792

Viatris, Inc.	11,305	168,897

Zoetis, Inc.	3,961	455,396

		$18,136,658

TOTAL HEALTH CARE		$52,828,982

INDUSTRIALS – 9.8%

AEROSPACE & DEFENSE – 2.3%

ATI, Inc.*	1,250	194,325

Axon Enterprise, Inc.*	680	273,197

Boeing Co. (The)*	7,032	1,610,539

BWX Technologies, Inc.	875	189,341

Carpenter Technology Corp.	450	192,690

Curtiss-Wright Corp.	335	241,267

FTAI Aviation Ltd.	900	224,703

General Dynamics Corp.	2,430	836,649

General Electric Co.	9,735	2,822,468

HEICO Corp.#	450	121,464

HEICO Corp., Class A	652	136,281

Hexcel Corp.	800	75,096

Howmet Aerospace, Inc.	3,846	934,732

Huntington Ingalls Industries, Inc.	355	129,323

Karman Holdings, Inc.*	250	16,995

L3Harris Technologies, Inc.	1,732	555,193

Leonardo DRS, Inc.	700	28,441

Loar Holdings, Inc.*,#	400	22,448

Lockheed Martin Corp.	1,940	1,004,862

Northrop Grumman Corp.	1,270	735,939

Rocket Lab Corp.*	3,850	317,663

RTX Corp.	12,554	2,210,383

StandardAero, Inc.*	1,200	29,832

Textron, Inc.	1,703	163,420

TransDigm Group, Inc.	510	591,590

Woodward, Inc.	525	190,570

		$13,849,411

AIR FREIGHT & LOGISTICS – 0.3%

C.H. Robinson Worldwide, Inc.	1,134	206,173

Expeditors International of Washington, Inc.	1,280	189,299

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FedEx Corp.	2,055	$828,802

GXO Logistics, Inc.*	945	53,988

United Parcel Service, Inc., Class B	7,010	762,688

		$2,040,950

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.#	1,100	68,024

AAON, Inc.#	550	51,321

Advanced Drainage Systems, Inc.	650	97,012

Allegion PLC	833	114,521

Armstrong World Industries, Inc.	328	55,888

Builders FirstSource, Inc.*	970	76,717

Carlisle Cos., Inc.#	390	138,551

Carrier Global Corp.	7,600	510,492

Fortune Brands Innovations, Inc.	1,060	42,972

Hayward Holdings, Inc.*	1,350	20,264

Johnson Controls International PLC	5,931	866,104

Lennox International, Inc.#	300	160,467

Masco Corp.	1,880	135,022

Owens Corning	748	92,258

Simpson Manufacturing Co., Inc.	350	66,756

Trane Technologies PLC	2,100	1,034,334

Trex Co., Inc.*	1,044	40,925

		$3,571,628

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	3,240	566,060

Clean Harbors, Inc.*	510	159,467

Copart, Inc.*	8,400	278,124

MSA Safety, Inc.	300	49,917

RB Global, Inc.	1,726	180,022

Republic Services, Inc.	1,950	407,979

Rollins, Inc.	2,800	156,044

Tetra Tech, Inc.	2,500	80,800

Veralto Corp.	2,223	196,069

Waste Management, Inc.	3,510	816,250

		$2,890,732

CONSTRUCTION & ENGINEERING – 0.4%

AECOM	1,255	105,546

API Group Corp.*	3,550	162,306

Comfort Systems USA, Inc.	350	644,087

EMCOR Group, Inc.	400	356,668

Everus Construction Group, Inc.*	370	54,549

MasTec, Inc.*	550	216,728

Quanta Services, Inc.	1,373	999,228

Valmont Industries, Inc.	160	81,286

WillScot Holdings Corp.#	1,395	31,583

		$2,651,981

ELECTRICAL EQUIPMENT – 1.3%

Acuity, Inc.	310	89,829

AMETEK, Inc.	2,240	527,520

Eaton Corp. PLC	3,688	1,596,941

Emerson Electric Co.	5,390	756,971

GE Vernova, Inc.	2,511	2,720,568

Generac Holdings, Inc.*	497	128,837

Hubbell, Inc.	490	249,003

nVent Electric PLC	1,566	223,781

Description	Number of Shares	Value

Regal Rexnord Corp.	600	$129,018

Rockwell Automation, Inc.	1,070	437,534

Sensata Technologies Holding PLC	1,348	56,131

Vertiv Holdings Co., Class A	3,530	1,159,570

		$8,075,703

GROUND TRANSPORTATION – 0.9%

Avis Budget Group, Inc.*,#	95	17,164

CSX Corp.	18,070	820,920

JB Hunt Transport Services, Inc.	720	181,102

Knight-Swift Transportation Holdings, Inc.	1,505	97,674

Landstar System, Inc.	390	71,787

Lyft, Inc., Class A*	3,100	43,865

Norfolk Southern Corp.	2,160	682,193

Old Dominion Freight Line, Inc.	1,700	361,131

Ryder System, Inc.	390	98,970

Saia, Inc.*	240	107,717

Schneider National, Inc., Class B	618	19,214

Uber Technologies, Inc.*	18,660	1,392,222

U-Haul Holding Co.*,#	213	10,940

U-Haul Holding Co.	817	38,963

Union Pacific Corp.	5,690	1,533,341

XPO, Inc.*	1,000	220,130

		$5,697,333

INDUSTRIAL CONGLOMERATES – 0.3%

3M Co.	5,100	747,252

Honeywell International, Inc.	6,100	1,307,413

		$2,054,665

MACHINERY – 2.1%

AGCO Corp.	595	72,007

Allison Transmission Holdings, Inc.	850	114,198

Caterpillar, Inc.	4,350	3,871,978

CNH Industrial NV	8,900	95,319

Crane Co.	500	88,865

Cummins, Inc.	1,330	892,443

Deere & Co.	2,300	1,356,701

Donaldson Co., Inc.	1,160	102,277

Dover Corp.	1,320	298,861

Esab Corp.	499	49,037

Flowserve Corp.	1,248	91,903

Fortive Corp.	3,190	190,730

Gates Industrial Corp. PLC*	2,575	65,946

Graco, Inc.	1,670	134,051

IDEX Corp.	770	167,744

Illinois Tool Works, Inc.	2,750	709,527

Ingersoll Rand, Inc.	3,894	310,975

ITT, Inc.	835	178,974

Lincoln Electric Holdings, Inc.	550	145,750

Middleby Corp. (The)*	500	70,180

Mueller Industries, Inc.	1,000	135,430

Nordson Corp.	550	158,647

Oshkosh Corp.	640	100,032

Otis Worldwide Corp.	3,825	297,891

PACCAR, Inc.	4,910	583,308

Parker-Hannifin Corp.	1,190	1,082,210

Pentair PLC	1,564	126,230

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

RBC Bearings, Inc.*	300	$179,727

Snap-on, Inc.	480	184,032

Stanley Black & Decker, Inc.	1,470	114,895

Timken Co. (The)	650	72,079

Toro Co. (The)	880	83,750

Westinghouse Air Brake Technologies Corp.	1,645	443,969

Xylem, Inc.	2,310	272,950

		$12,842,616

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	600	90,324

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,175	45,954

American Airlines Group, Inc.*	6,468	75,740

Delta Air Lines, Inc.	6,315	429,357

Southwest Airlines Co.	4,480	169,882

United Airlines Holdings, Inc.*	3,003	270,270

		$991,203

PROFESSIONAL SERVICES – 0.5%

Amentum Holdings, Inc.*	1,526	40,027

Automatic Data Processing, Inc.	3,900	826,566

Booz Allen Hamilton Holding Corp.	1,150	89,435

Broadridge Financial Solutions, Inc.	1,120	172,458

CACI International, Inc., Class A*	203	105,467

Clarivate PLC*,#	2,400	6,888

Concentrix Corp.#	543	12,934

Equifax, Inc.	1,130	196,552

ExlService Holdings, Inc.*	1,100	35,068

FTI Consulting, Inc.*	300	53,790

Genpact Ltd.	1,595	55,426

Jacobs Solutions, Inc.	1,150	148,821

KBR, Inc.	1,250	46,863

Leidos Holdings, Inc.	1,250	186,525

ManpowerGroup, Inc.	255	7,719

Parsons Corp.*	450	22,685

Paychex, Inc.	3,070	284,374

Paycom Software, Inc.	400	50,704

Paylocity Holding Corp.*	285	30,065

Robert Half, Inc.	1,048	27,887

Science Applications International Corp.	400	38,708

SS&C Technologies Holdings, Inc.	2,050	142,065

TransUnion	1,850	131,350

Verisk Analytics, Inc.	1,290	237,992

		$2,950,369

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Applied Industrial Technologies, Inc.	350	107,012

Core & Main, Inc., Class A*	1,895	95,451

Fastenal Co.	10,960	492,433

Ferguson Enterprises, Inc.	1,820	487,232

MSC Industrial Direct Co., Inc., Class A	340	34,772

QXO, Inc.*,#	5,250	105,367

SiteOne Landscape Supply, Inc.*	400	50,420

United Rentals, Inc.	620	595,101

Watsco, Inc.#	350	153,244

WESCO International, Inc.	440	153,613

Description	Number of Shares	Value

WW Grainger, Inc.	445	$516,801

		$2,791,446

TOTAL INDUSTRIALS		$60,498,361

INFORMATION TECHNOLOGY – 33.2%

COMMUNICATIONS EQUIPMENT – 1.2%

Arista Networks, Inc.*	9,710	1,677,014

Ciena Corp.*	1,323	697,988

Cisco Systems, Inc.	37,710	3,450,465

F5, Inc.*	513	166,161

Lumentum Holdings, Inc.*	640	577,485

Motorola Solutions, Inc.	1,540	676,106

Ubiquiti, Inc.	50	50,601

		$7,295,820

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.0%

Amphenol Corp., Class A	11,580	1,705,387

Arrow Electronics, Inc.*	365	68,558

Avnet, Inc.	600	49,506

CDW Corp.	1,190	162,923

Cognex Corp.	1,600	88,816

Coherent Corp.*	1,468	469,334

Corning, Inc.	7,470	1,226,873

Crane NXT Co.	600	26,808

Flex Ltd.*	3,550	325,002

IPG Photonics Corp.*	230	27,352

Jabil, Inc.	1,008	340,190

Keysight Technologies, Inc.*	1,650	577,351

Littelfuse, Inc.	243	98,213

Ralliant Corp.	813	36,943

TD SYNNEX Corp.	683	155,847

Teledyne Technologies, Inc.*	443	286,111

Vontier Corp.	1,036	37,172

Zebra Technologies Corp., Class A*	450	101,817

		$5,784,203

IT SERVICES – 0.9%

Accenture PLC, Class A	5,960	1,065,112

Akamai Technologies, Inc.*	1,400	144,172

Amdocs Ltd.	920	59,496

Cloudflare, Inc., Class A*	2,900	594,413

Cognizant Technology Solutions Corp., Class A	4,500	238,050

DXC Technology Co.*	546	6,181

EPAM Systems, Inc.*	450	51,201

Gartner, Inc.*	650	96,518

Globant SA*	400	16,492

GoDaddy, Inc., Class A*	1,160	100,676

International Business Machines Corp.	8,830	2,039,553

Kyndryl Holdings, Inc.*	2,412	33,334

MongoDB, Inc.*	765	191,885

Okta, Inc.*	1,600	117,840

Snowflake, Inc., Class A*	3,080	420,328

Twilio, Inc., Class A*	1,400	207,284

VeriSign, Inc.	750	201,495

		$5,584,030

MEDIA – 0.0%**

DoubleVerify Holdings, Inc.*	1,350	14,877

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.6%

Advanced Micro Devices, Inc.*	15,018	$5,323,731

Allegro MicroSystems, Inc.*,#	1,250	60,625

Amkor Technology, Inc.	900	62,775

Analog Devices, Inc.	4,632	1,863,268

Applied Materials, Inc.	7,500	2,958,675

Astera Labs, Inc.*	1,200	233,688

Broadcom, Inc.	43,130	18,003,756

Cirrus Logic, Inc.*	450	73,386

Enphase Energy, Inc.*	1,050	34,608

Entegris, Inc.	1,350	190,863

First Solar, Inc.*	950	191,796

GLOBALFOUNDRIES, Inc.*	750	48,450

Intel Corp.*	41,280	3,900,134

KLA Corp.	1,260	2,205,441

Lam Research Corp.	11,795	3,041,459

Lattice Semiconductor Corp.*	1,200	146,736

MACOM Technology Solutions Holdings, Inc.*	600	168,966

Marvell Technology, Inc.	8,061	1,331,274

Microchip Technology, Inc.	5,028	467,151

Micron Technology, Inc.	10,430	5,393,979

MKS, Inc	633	179,614

Monolithic Power Systems, Inc.	430	694,196

NVIDIA Corp.	218,590	43,624,006

ON Semiconductor Corp.*	3,828	385,901

Onto Innovation, Inc.*	450	132,777

Qnity Electronics, Inc.	1,631	229,416

Qorvo, Inc.*	750	70,665

QUALCOMM, Inc.	10,270	1,844,287

Skyworks Solutions, Inc.	1,240	87,011

Teradyne, Inc.	1,450	498,031

Texas Instruments, Inc.	8,590	2,414,477

Universal Display Corp.#	350	30,482

Wolfspeed, Inc.*,#	18	532

		$95,892,156

SOFTWARE – 7.8%

Adobe, Inc.*	3,970	977,017

Appfolio, Inc., Class A*	200	33,418

AppLovin Corp., Class A*	2,200	981,970

Atlassian Corp., Class A*	1,350	92,597

Aurora Innovation, Inc.*,#	9,950	58,506

Autodesk, Inc.*	2,030	481,110

Bentley Systems, Inc., Class B#	1,500	48,930

BILL Holdings, Inc.*	750	28,500

Cadence Design Systems, Inc.*	2,600	856,934

CCC Intelligent Solutions Holdings, Inc.*	1,650	8,646

Crowdstrike Holdings, Inc., Class A*	2,319	1,033,694

Datadog, Inc., Class A*	2,898	383,087

Docusign, Inc.*	1,870	86,001

Dolby Laboratories, Inc., Class A	390	25,015

Dropbox, Inc., Class A*	1,250	30,363

Dynatrace, Inc.*	2,923	105,842

Elastic NV*	950	44,109

Fair Isaac Corp.*	240	246,000

Five9, Inc.*	93	1,600

Fortinet, Inc.*	5,930	499,958

Gen Digital, Inc.	4,670	90,084

Description	Number of Shares	Value

Gitlab, Inc., Class A*	1,300	$28,782

Guidewire Software, Inc.*	750	103,793

HubSpot, Inc.*	483	107,110

Intuit, Inc.	2,610	1,013,985

Manhattan Associates, Inc.*	523	72,116

Microsoft Corp.	69,294	28,256,707

N-Able, Inc.*	436	2,258

nCino, Inc.*	795	13,897

Nutanix, Inc., Class A*	2,300	94,047

Oracle Corp.	15,780	2,546,734

Palantir Technologies, Inc., Class A*	20,410	2,839,235

Palo Alto Networks, Inc.*	7,410	1,328,761

Pegasystems, Inc.	840	30,702

Procore Technologies, Inc.*	1,150	65,067

PTC, Inc.*	1,150	156,745

RingCentral, Inc., Class A	600	24,132

Roper Technologies, Inc.	1,000	354,810

Rubrik, Inc., Class A*	1,100	58,498

SailPoint, Inc.*	500	5,710

Salesforce, Inc.	8,826	1,558,054

Samsara, Inc., Class A*	2,700	77,598

SentinelOne, Inc., Class A*	2,900	41,064

ServiceNow, Inc.*	9,650	852,191

Strategy, Inc., Class A*	2,450	405,352

Synopsys, Inc.*	1,759	848,893

Teradata Corp.*	1,070	28,195

Trimble, Inc.*	2,080	140,026

Tyler Technologies, Inc.*	410	139,867

UiPath, Inc., Class A*	4,050	41,715

Unity Software, Inc.*	3,010	79,524

Workday, Inc., Class A*	2,050	250,920

Zoom Communications, Inc., Class A*	2,378	231,023

Zscaler, Inc.*	950	124,146

		$48,035,038

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.7%

Apple, Inc.	134,650	36,537,278

Dell Technologies, Inc., Class C	2,900	605,955

Everpure, Inc., Class A*	2,995	213,993

Hewlett Packard Enterprise Co.	12,590	362,214

HP, Inc.	9,190	191,703

NetApp, Inc.	1,853	205,257

Sandisk Corp.*	1,277	1,400,243

Super Micro Computer, Inc.*	4,750	130,150

Western Digital Corp.	3,183	1,383,077

		$41,029,870

TOTAL INFORMATION TECHNOLOGY		$203,635,994

MATERIALS – 2.2%

CHEMICALS – 1.1%

Air Products & Chemicals, Inc.	1,970	591,098

Albemarle Corp.	1,045	205,551

Ashland, Inc.	190	10,119

Axalta Coating Systems Ltd.*	2,090	59,440

Celanese Corp.	990	67,082

CF Industries Holdings, Inc.	1,500	186,300

Corteva, Inc.	6,352	514,576

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Dow, Inc.	7,109	$287,843

DuPont de Nemours, Inc.	3,962	180,905

Eastman Chemical Co.	860	62,857

Ecolab, Inc.	2,300	599,380

Element Solutions, Inc.	2,040	86,884

FMC Corp.	1,190	18,302

Huntsman Corp.	1,100	15,807

International Flavors & Fragrances, Inc.	2,140	150,228

Linde PLC	4,190	2,099,777

LyondellBasell Industries NV, Class A	2,450	182,770

Mosaic Co. (The)	3,265	75,977

NewMarket Corp.	50	33,781

Olin Corp.	900	25,632

PPG Industries, Inc.	2,100	227,850

RPM International, Inc.	1,050	106,984

Scotts Miracle-Gro Co. (The)	495	31,037

Sherwin-Williams Co. (The)	2,090	672,165

Solstice Advanced Materials, Inc.	1,437	117,762

Westlake Corp.	250	28,820

		$6,638,927

CONSTRUCTION MATERIALS – 0.3%

CRH PLC	6,330	749,599

Eagle Materials, Inc.	250	52,528

James Hardie Industries PLC*	1,451	30,456

Martin Marietta Materials, Inc.	550	340,488

Vulcan Materials Co.	1,240	374,158

		$1,547,229

CONTAINERS & PACKAGING – 0.2%

Amcor PLC	4,352	165,550

AptarGroup, Inc.	695	85,958

Avery Dennison Corp.	750	122,947

Ball Corp.	2,540	155,143

Crown Holdings, Inc.	1,068	104,995

Graphic Packaging Holding Co.#	2,705	25,779

International Paper Co.	4,950	150,579

Packaging Corp. of America	850	181,432

Silgan Holdings, Inc.#	805	32,643

Smurfit Westrock PLC	4,850	186,191

Sonoco Products Co.	680	33,973

		$1,245,190

METALS & MINING – 0.6%

Alcoa Corp.	2,350	149,907

Anglogold Ashanti PLC	4,600	431,158

Cleveland-Cliffs, Inc.*	5,450	55,590

Freeport-McMoRan, Inc.	13,100	756,918

MP Materials Corp.*,#	1,095	72,314

Newmont Corp.	9,910	1,100,902

Nucor Corp.	2,050	461,844

Reliance, Inc.	500	181,250

Royal Gold, Inc.	708	165,233

Southern Copper Corp.	755	129,626

Steel Dynamics, Inc.	1,200	274,392

		$3,779,134

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	450	32,486

Description	Number of Shares	Value

Magnera Corp.*	384	$3,832

		$36,318

TOTAL MATERIALS		$13,246,798

REAL ESTATE – 2.2%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,000	145,860

HEALTH CARE REITS – 0.4%

Alexandria Real Estate Equities, Inc.	1,665	67,449

Healthcare Realty Trust, Inc.	3,380	63,206

Healthpeak Properties, Inc.	6,530	105,590

Medical Properties Trust, Inc.#	1,950	9,633

Omega Healthcare Investors, Inc.	2,350	110,380

Ventas, Inc.	4,186	367,782

Welltower, Inc.	6,470	1,406,190

		$2,130,230

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	6,680	141,148

Park Hotels & Resorts, Inc.	1,400	16,058

		$157,206

INDUSTRIAL REITS – 0.3%

Americold Realty Trust, Inc.	2,940	35,956

EastGroup Properties, Inc.	495	99,594

First Industrial Realty Trust, Inc.	1,400	86,814

Lineage, Inc.	700	25,816

Prologis, Inc.	8,778	1,246,652

Rexford Industrial Realty, Inc.	2,265	81,291

STAG Industrial, Inc.	1,725	66,550

		$1,642,673

OFFICE REITS – 0.0%**

BXP, Inc.	1,500	87,690

Cousins Properties, Inc.	1,333	34,138

Highwoods Properties, Inc.	840	20,420

Kilroy Realty Corp.	1,060	35,256

NET Lease Office Properties	182	2,377

Vornado Realty Trust	1,526	45,612

		$225,493

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	2,860	408,208

CoStar Group, Inc.*	4,100	141,901

Howard Hughes Holdings, Inc.*	258	16,066

Jones Lang LaSalle, Inc.*	478	152,066

Seaport Entertainment Group, Inc.*	28	624

Zillow Group, Inc., Class A*	450	20,074

Zillow Group, Inc., Class C*	1,495	66,378

		$805,317

RESIDENTIAL REITS – 0.3%

American Homes 4 Rent, Class A	3,450	109,848

AvalonBay Communities, Inc.	1,422	260,226

Camden Property Trust	1,020	107,120

Equity LifeStyle Properties, Inc.	1,950	123,416

Equity Residential	3,450	225,561

Essex Property Trust, Inc.	623	163,980

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Invitation Homes, Inc.	5,785	$166,434

Mid-America Apartment Communities, Inc.	1,171	151,270

Sun Communities, Inc.	1,100	140,624

UDR, Inc.	3,130	113,744

		$1,562,223

RETAIL REITS – 0.3%

Agree Realty Corp.#	1,050	80,965

Brixmor Property Group, Inc.	3,150	94,783

Federal Realty Investment Trust	848	94,043

Kimco Realty Corp.	6,356	150,256

NNN REIT, Inc.	1,415	61,963

Realty Income Corp.	8,439	542,121

Regency Centers Corp.	1,783	138,807

Simon Property Group, Inc.	3,043	619,890

		$1,782,828

SPECIALIZED REITS – 0.8%

American Tower Corp.	4,410	805,751

Crown Castle, Inc.	4,090	363,110

CubeSmart	2,383	96,464

Digital Realty Trust, Inc.	3,260	655,064

EPR Properties	700	39,067

Equinix, Inc.	931	1,008,115

Extra Space Storage, Inc.	1,962	281,213

Gaming and Leisure Properties, Inc.	2,309	111,894

Iron Mountain, Inc.	2,806	353,528

Lamar Advertising Co., Class A	800	110,272

Millrose Properties, Inc., Class A	1,393	42,723

National Storage Affiliates Trust	750	31,920

Public Storage	1,510	456,700

Rayonier, Inc.	1,585	33,618

SBA Communications Corp.	1,050	232,260

VICI Properties, Inc.	9,588	279,970

Weyerhaeuser Co.	6,232	152,809

		$5,054,478

TOTAL REAL ESTATE		$13,506,308

UTILITIES – 2.3%

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.#	2,250	165,218

American Electric Power Co., Inc.	5,300	726,683

Constellation Energy Corp.	2,973	930,549

Duke Energy Corp.	7,135	924,339

Edison International	3,350	232,792

Entergy Corp.	4,350	512,908

Evergy, Inc.	2,300	190,532

Eversource Energy	3,300	233,310

Exelon Corp.	9,100	418,509

FirstEnergy Corp.	5,150	244,728

IDACORP, Inc.#	450	66,483

NextEra Energy, Inc.	19,810	1,939,003

NRG Energy, Inc.	1,825	283,934

OGE Energy Corp.	1,763	86,034

PG&E Corp.	21,200	352,344

Pinnacle West Capital Corp.	1,050	108,906

PPL Corp.	6,500	243,360

Southern Co. (The)	10,050	971,835

Description	Number of Shares	Value

Xcel Energy, Inc.	5,300	$439,635

		$9,071,102

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,440	273,571

MDU Resources Group, Inc.	1,780	40,103

National Fuel Gas Co.	770	64,973

UGI Corp.	1,900	68,571

		$447,218

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	6,550	94,648

Brookfield Renewable Corp.	1,315	47,682

Clearway Energy, Inc., Class C	870	35,113

Talen Energy Corp.*	450	167,589

Vistra Corp.	3,175	501,142

		$846,174

MULTI-UTILITIES – 0.6%

Ameren Corp.	2,450	278,443

CenterPoint Energy, Inc.	6,500	283,725

CMS Energy Corp.	2,650	203,361

Consolidated Edison, Inc.	3,250	362,342

Dominion Energy, Inc.	7,673	494,908

DTE Energy Co.	1,850	280,627

NiSource, Inc.	4,800	231,744

Public Service Enterprise Group, Inc.	4,490	366,653

Sempra	6,350	604,012

WEC Energy Group, Inc.	2,900	342,026

		$3,447,841

WATER UTILITIES – 0.0%**

American Water Works Co., Inc.	1,700	218,314

Essential Utilities, Inc.	2,250	85,950

		$304,264

TOTAL UTILITIES		$14,116,599

TOTAL COMMON STOCKS (COST $111,318,890)		$612,950,384

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%#	400	6,696

TOTAL REAL ESTATE		$6,696

TOTAL PREFERRED STOCK (COST $9,880)		$6,696

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	7

Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

TPG, Inc. CVR*,(1)	2,040	—

Walgreens Boots Alliance, Inc. CVR*,(1)	7,455	—

TOTAL RIGHTS (COST $0)		$7

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

WARRANTS – 0.0%**

GameStop Corp. Class A, Expire 09/10/30*	424	$1,556

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	63,415

TOTAL WARRANTS (COST $0)		$64,971

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	720	282,838

iShares Russell 1000 Growth ETF	1,320	157,436

iShares Russell 1000 Value ETF#	640	148,000

TOTAL EQUITY FUNDS		$588,274

TOTAL INVESTMENT COMPANIES (COST $513,309)		$588,274
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Bank of Montreal, 3.65%, dated 4/30/26, due 5/01/26, repurchase price $227,224, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/37 to 2/15/67; total market value of $231,745.	$227,201	227,201

Cantor Fitzgerald Securities, 3.66%, dated 4/30/26, due 5/01/26, repurchase price $780,812, collateralized by U.S. Government Agency Securities, 2.00% to 6.81%, maturing 4/01/33 to 9/20/75; total market value of $796,348.	780,733	780,733

Daiwa Capital Markets America, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $780,812, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 6.50%, maturing 5/12/27 to 5/01/56; total market value of $796,348.	780,733	780,733

Description	Par Value	Value

HSBC Securities USA, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $780,812, collateralized by U.S. Government Agency Securities, 1.53% to 7.00%, maturing 8/01/30 to 4/01/56; total market value of $796,348.	$780,733	$780,733

Nomura Securities International, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $780,812, collateralized by U.S. Government Agency Securities, 2.50% to 6.50%, maturing 9/01/28 to 9/01/62; total market value of $796,348.	780,733	780,733

TD Securities, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $780,812, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 3/20/53 to 10/20/55; total market value of $796,348.	780,733	780,733

TOTAL REPURCHASE AGREEMENTS (COST $4,130,866)		$4,130,866

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,130,866)		$4,130,866

TOTAL INVESTMENTS – 100.6% (COST $115,972,945)		$617,741,198

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(4,130,866)

OTHER ASSETS LESS LIABILITIES – 0.1%		478,805

TOTAL NET ASSETS – 100.0%		$614,089,137

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Investments in Securities

Common Stocks	$612,950,384	$—	$—		$612,950,384

Preferred Stock	6,696	—	—		6,696

Rights	7	—	—	(a)	7

Warrants	64,971	—	—		64,971

Investment Companies	588,274	—	—		588,274

Repurchase Agreements	—	4,130,866	—		4,130,866

Total	$613,610,332	$4,130,866	$—		$617,741,198

(a)	Includes internally fair valued securities currently priced at zero ($0).

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

16	STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

ASSETS:

Investments, at identified cost	$59,833,682		$115,972,945

Investments in securities, at value	$93,552,711		$617,741,198	(a)

Income receivable	120,546		241,825

Foreign tax reclaim receivable	6,290		—

Receivable for shares sold	210,282		185,857

Receivable for investments sold	—		980,406

Prepaid assets	23,182		34,108

TOTAL ASSETS	93,913,011		619,183,394

LIABILITIES:

Collateral for securities on loan	—		4,130,866

Due to custodian	—		672,305

Payable for shares redeemed	58,824		71,506

Payable for Trustees’ fees	6,019		6,019

Payable for administration fees	2,059		13,477

Payable for distribution services fees	7,564		—

Payable for investment advisory fees	542		63,894

Other accrued expenses	99,632		136,190

TOTAL LIABILITIES	174,640		5,094,257

NET ASSETS	$93,738,371		$614,089,137

NET ASSETS CONSIST OF:

Paid-in capital	$58,074,549		$91,080,384

Distributable earnings (loss)	35,663,822		523,008,753

TOTAL NET ASSETS	$93,738,371		$614,089,137

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Class A
Net Assets	$38,035,089		$—

Shares outstanding (unlimited shares authorized)	2,341,934		—

Net Asset Value per share	$16.24		$—

Offering Price per share*	$17.19	**	$—

Class I
Net Assets	$55,703,282		$614,089,137

Shares outstanding (unlimited shares authorized)	3,412,723		17,581,582

Net Asset Value and Offering Price per share	$16.32		$34.93

(a)	Including $3,910,316 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	17

Year Ended April 30, 2026	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:

Dividends	$2,651,977 (a)	$7,099,113 (a)

Securities lending income, net	4,114	15,101

TOTAL INVESTMENT INCOME	2,656,091	7,114,214

EXPENSES:

Investment advisory fees	340,819	1,478,491

Administration fees	23,869	165,723

Portfolio accounting and administration fees	38,280	146,251

Custodian fees	3,968	22,346

Transfer and dividend disbursing agent fees and expenses	22,937	13,768

Trustees’ fees	80,948	80,948

Professional fees	139,368	138,396

Distribution services fee—Class A	88,460	—

Shareholder services fee—Class A	88,460	—

Share registration costs	26,303	22,284

Printing and postage	18,896	25,311

Miscellaneous	30,440	56,705

TOTAL EXPENSES	902,748	2,150,223

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(299,804)	(671,732)

Waiver of shareholder services fee—Class A	(88,460)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(388,264)	(671,732)

Net expenses	514,484	1,478,491

Net investment income	2,141,607	5,635,723

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on investments	3,090,448	47,501,395

Net realized gain (loss) on foreign currency transactions	(502)	—

Net realized gain (loss)	3,089,946	47,501,395

Net change in unrealized appreciation (depreciation) on investments	17,373,667	99,735,764

Net realized and unrealized gain (loss)	20,463,613	147,237,159

Change in net assets resulting from operations	$22,605,220	$152,872,882

(a)	Net of foreign withholding taxes withheld of $23,080 and $3,022, respectively.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

18	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$2,141,607	$2,102,629	$5,635,723	$6,196,379
Net realized gain (loss)	3,089,946	591,901	47,501,395	55,968,281
Net change in unrealized appreciation (depreciation)	17,373,667	3,599,740	99,735,764	4,097,249

Change in net assets resulting from operations	22,605,220	6,294,270	152,872,882	66,261,909

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,240,192)	(1,205,212)	—	—
Class I	(1,882,686)	(1,607,122)	(67,951,542)	(43,476,733)

Total distributions to shareholders	(3,122,878)	(2,812,334)	(67,951,542)	(43,476,733)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	228,598	349,109	—	—
Class I	5,172,110	6,751,538	25,693,552	33,986,376
Distributions reinvested
Class A	1,231,033	1,193,181	—	—
Class I	997,427	779,557	52,027,562	32,373,715
Cost of shares redeemed
Class A	(3,984,944)	(3,627,383)	—	—
Class I	(5,324,336)	(7,475,797)	(77,445,105)	(98,767,605)

Change in net assets resulting from share transactions	(1,680,112)	(2,029,795)	276,009	(32,407,514)

Change in net assets	17,802,230	1,452,141	85,197,349	(9,622,338)

NET ASSETS:
Beginning of year	75,936,141	74,484,000	528,891,788	538,514,126

End of year	$93,738,371	$75,936,141	$614,089,137	$528,891,788

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	15,431	26,001	—	—
Class I	349,828	514,642	755,891	1,073,568
Distributions reinvested
Class A	83,237	89,300	—	—
Class I	66,591	57,856	1,549,327	980,469
Shares redeemed
Class A	(271,013)	(271,965)	—	—
Class I	(360,197)	(551,451)	(2,286,418)	(3,079,631)

Net change resulting from share transactions	(116,123)	(135,617)	18,800	(1,025,594)

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	19

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net Asset Value, Beginning of Year	$ 12.90	$ 12.38	$ 11.49	$ 11.67	$ 11.55
Income (Loss) From Operations:
Net Investment Income(a)	0.35	0.34	0.30	0.30	0.31
Net Realized and Unrealized Gain (Loss)	3.51	0.64	0.89	(0.12)	0.15
Total Income (Loss) From Operations	3.86	0.98	1.19	0.18	0.46
Less Distributions From:
Net Investment Income	(0.31)	(0.34)	(0.29)	(0.29)	(0.34)
Net Realized Gains	(0.21)	(0.12)	(0.01)	(0.07)	—
Total Distributions	(0.52)	(0.46)	(0.30)	(0.36)	(0.34)
Net Asset Value, End of Year	$ 16.24	$ 12.90	$ 12.38	$ 11.49	$ 11.67

Total Return(b)	30.37%	7.88%	10.52%	1.69%	3.99%
Net Assets, End of Year (000’s)	$38,035	$32,435	$33,055	$33,151	$35,124
Ratios to Average Net Assets
Gross Expense(c)	1.35%	1.36%	1.56%	1.76%	1.85%
Net Expense(c),(d)	0.75%	0.75%	0.75%	0.75%	0.67%
Net Investment Income	2.37%	2.52%	2.59%	2.58%	2.61%
Portfolio Turnover Rate	12%	16%	20%	10%	66	%(e)

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net Asset Value, Beginning of Year	$ 12.96	$ 12.42	$ 11.53	$ 11.69	$11.56
Income (Loss) From Operations:
Net Investment Income(a)	0.39	0.37	0.32	0.32	0.34
Net Realized and Unrealized Gain (Loss)	3.53	0.65	0.89	(0.10)	0.15
Total Income (Loss) From Operations	3.92	1.02	1.21	0.22	0.49
Less Distributions From:
Net Investment Income	(0.35)	(0.36)	(0.31)	(0.31)	(0.36)
Net Realized Gains	(0.21)	(0.12)	(0.01)	(0.07)	—
Total Distributions	(0.56)	(0.48)	(0.32)	(0.38)	(0.36)
Net Asset Value, End of Year	$ 16.32	$ 12.96	$ 12.42	$ 11.53	$11.69

Total Return(b)	30.68%	8.19%	10.67%	2.03%	4.25%
Net Assets, End of Year (000’s)	$55,703	$43,501	$41,429	$2,945	$ 633
Ratios to Average Net Assets
Gross Expense(c)	0.85%	0.86%	0.88%	1.25%	1.37%
Net Expense(c),(d)	0.50%	0.50%	0.50%	0.50%	0.42%
Net Investment Income	2.62%	2.77%	2.74%	2.78%	2.82%
Portfolio Turnover Rate	12%	16%	20%	10%	66	%(e)

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(e)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

20	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net Asset Value, Beginning of Year	$ 30.11	$ 28.97	$ 25.22	$ 27.84	$ 30.08
Income (Loss) From Operations:
Net Investment Income(a)	0.32	0.34	0.35	0.36	0.33
Net Realized and Unrealized Gain (Loss)	8.55	3.21	5.18	(0.04)	(0.80)
Total Income (Loss) From Operations	8.87	3.55	5.53	0.32	(0.47)
Less Distributions From:
Net Investment Income	(0.31)	(0.35)	(0.35)	(0.34)	(0.33)
Net Realized Gains	(3.74)	(2.06)	(1.43)	(2.60)	(1.44)
Total Distributions	(4.05)	(2.41)	(1.78)	(2.94)	(1.77)
Net Asset Value, End of Year	$ 34.93	$ 30.11	$ 28.97	$ 25.22	$ 27.84

Total Return	30.12%	11.63%	22.55%	1.72%	(2.24)%
Net Assets, End of Year (000’s)	$614,089	$528,892	$538,514	$510,967	$553,649
Ratios to Average Net Assets
Gross Expense(b)	0.36%	0.36%	0.37%	0.37%	0.53%
Net Expense(b),(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	0.95%	1.07%	1.28%	1.42%	1.07%
Portfolio Turnover Rate	7%	7%	7%	13%	9%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	21

Wilmington Funds

April 30, 2026

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

22	NOTES TO FINANCIAL STATEMENTS (continued)

fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermar-ket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2026, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
Large-Cap Strategy Fund
Bank of Montreal	$227,201	$227,201	$—	$—
Cantor Fitzgerald Securities	780,733	780,733	—	—
Daiwa Capital Markets America, Inc.	780,733	780,733	—	—
HSBC Securities USA, Inc.	780,733	780,733	—	—
Nomura Securities International, Inc.	780,733	780,733	—	—
TD Securities, Inc.	780,733	780,733	—	—

	$4,130,866	$4,130,866	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from invest-

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	23

ment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2026, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Large-Cap Strategy Fund	$3,910,316	$3,910,316	$—

(1)	Collateral with a value of $4,130,866 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2026.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to losses deferred due to wash sales. For financial reporting purposes, any permanent

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

24	NOTES TO FINANCIAL STATEMENTS (continued)

differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2026, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2026		2025

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

Enhanced Dividend Income Strategy Fund	$1,933,409	$ 1,189,469	$2,812,334	$ —
Large-Cap Strategy Fund	5,659,762	62,291,780	7,009,534	36,467,199

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 59,870,085	$ 33,719,030	$ (36,404)	$ 33,682,626
Large-Cap Strategy Fund	122,435,082	506,666,559	(11,360,443)	495,306,116

As of April 30, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

Enhanced Dividend Income Strategy Fund	$207,656	$1,773,540	$—	$33,682,626	$—	$—	$35,663,822
Large-Cap Strategy Fund	780,830	26,921,807	—	495,306,116	—	—	523,008,753

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%

Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2027, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	25

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.300%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2026, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Enhanced Dividend Income Strategy Fund	$913

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges. For the year ended April 30, 2026, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

26	NOTES TO FINANCIAL STATEMENTS (concluded)

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2026 were as follows:

Fund	Purchases	Sales
Enhanced Dividend Income Strategy Fund	$10,143,030	$ 11,606,298
Large-Cap Strategy Fund	38,413,332	100,452,190

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 25, 2026. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 24, 2027.

The Funds did not utilize the LOC during the year ended April 30, 2026.

9.	RECENT ACCOUNTING STANDARD

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which provides for enhanced income tax disclosures, including income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. Management of the Funds has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure. Accordingly, no additional income tax disclosures have been included in the financial statements.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington Enhanced Dividend Income Strategy Fund and Wilmington Large-Cap Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington Enhanced Dividend Income Strategy Fund and Wilmington Large-Cap Strategy Fund (two of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2026

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

28

FEDERAL TAX INFORMATION (UNAUDITED)

Complete information regarding the tax status of distributions will be reported on Forms 1099.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended April 30, 2026, the Funds designate the following percentages, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 243 and 854(b)(2), as qualifying for the corporate dividends received deduction:

Fund
Enhanced Dividend Income Strategy Fund	100.00%
Large-Cap Strategy Fund	100.00%

For the fiscal year ended April 30, 2026, the Funds designate the following percentages of the ordinary income dividends, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 1(h)(11) and 854(b)(2), as qualified dividend income which may be subject to a maximum rate of federal income tax of 20%:

Fund
Enhanced Dividend Income Strategy Fund	100.00%
Large-Cap Strategy Fund	100.00%

If the Funds meet the requirements of Section 853 of the Code, the Funds will pass through to shareholders credits of foreign taxes paid.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

29

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not Applicable.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

30

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

31

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-AR-EQ-0426

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington
FUNDS

April 30, 2026

PRESIDENT'S MESSAGE AND

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

WILMINGTON FUNDS

Equity Fund

Wilmington International Fund

Alternatives Fund

Wilmington Global Alpha Equities Fund

Asset Allocation Fund

Wilmington Real Asset Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2025, through April 30, 2026.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

During the period, the U.S. economy navigated a significant transition marked by slower but still positive growth, renewed inflation pressures, and an elevated level of policy uncertainty. The most defining development occurred in April 2025, immediately preceding the start of the fiscal year, when broad tariff announcements reshaped the global trade landscape and triggered sharp reactions across financial markets. These measures had a lasting impact on the fiscal year, increasing costs for businesses and consumers, reviving concerns about inflation, and raising questions about the durability of economic growth. As the year progressed, tariff policy evolved and shifted as the Trump administration penned deals with different countries and altered the list of product exemptions. As a result, uncertainty around trade and fiscal policy remained a persistent feature of the economic environment, weighing on business sentiment and activity.

Despite these headwinds, the economy demonstrated notable resilience. Consumer spending remained an important stabilizing force, with a strong tax refund season in 2026 providing an offset to higher energy prices. Business investment, while more cautious, continued at a robust pace in areas tied to productivity, Artificial Intelligence, and technology. Growth moderated from prior levels but remained firmly positive, avoiding the contraction that many had feared earlier in the period. Inflation trends oscillated but remained above the Federal Reserve’s (the Fed) target of 2% core inflation for another year. The pass-through effects of tariffs elevated prices of goods during the period. Later in the fiscal year the U.S.-Iran War raised energy prices, which became the dominant inflationary force at the headline level. These crosscurrents complicated the policy backdrop and kept uncertainty elevated among businesses, households, and investors.

Monetary policy reflected these competing forces. The Fed responded to signs of slowing growth and a softening labor market by easing interest rates over the course of the fiscal year, while remaining attentive to the risk that inflation could prove more persistent. By the end of the period, the federal funds rate stood at its lowest level in two years, yet expectations for additional near-term easing diminished as inflation risks re-emerged. Overall, the economy entered the new fiscal year still expanding, but with a more cautious and uneven outlook than at the start of the period.

Bond markets

Bond markets mirrored the complexity of the economic backdrop. Yields were volatile throughout the year as investors weighed the opposing forces of monetary easing, inflation risk, expanding fiscal deficits, and increased Treasury issuance. While shorter-term yields benefited from expectations for easier monetary policy for most of the period, longer-term yields faced upward pressure as investors demanded additional compensation for inflation uncertainty and fiscal risk. As a result, the yield curve steepened at various points during the period, which also coincided with increased sensitivity to long-term policy credibility from the Fed.

Credit markets experienced episodes of volatility but remained broadly resilient. Higher starting yields helped cushion returns, and default conditions remained contained, even as spreads widened modestly at times in response to policy shocks and growth concerns. Fixed income as an asset class delivered positive performance over the fiscal year, with outperformance in the High-Yield Corporate Bond asset class.

For the 12-month period May 1, 2025 to April 30, 2026, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

2.53%	4.06%	5.25%	6.34%	8.84%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

April 30, 2026 / PRESIDENT’S MESSAGE

ii

Equity markets

Equity markets faced repeated tests of resilience, but ultimately delivered constructive results over the annual fiscal year. Early in the period, global equity markets suffered sharp declines triggered by Liberation Day tariff announcements, with particular weakness in sectors sensitive to global trade, input costs, and interest rates. Market volatility increased, and investor sentiment weakened as uncertainty rose. Tariff exemptions and country-specific deals helped the market rally, performing very well for the duration of the period. Equities suffered a modest drawback upon the onset of the U.S.-Iran War, but a ceasefire and remarkably strong first-quarter-2026 earnings season helped the market recover quickly once again.

U.S. equities were led by large-cap stocks, which reached multiple new highs during the fiscal year. Performance was supported by strong results in sectors tied to innovation, productivity gains, and infrastructure investment, while more cyclical and rate-sensitive areas experienced greater pressure. The artificial intelligence theme continued to play a central role in shaping market leadership, boosting technology-related sectors for much of the period, even as periodic concerns about valuation, capital spending, and competition introduced volatility.

International equities enjoyed a period of outperformance at the beginning of the fiscal period when tariff uncertainty dominated the narrative. Valuation discounts for international equities helped attract capital flows at a time when U.S. policy unpredictability was seen as a key macro risk. However, later in the period, leadership shifted and international equities succumbed to energy vulnerability associated with the U.S.-Iran War. Over the full fiscal year, returns for developed and emerging market equities were comparable to U.S. stocks.

In summary, the period from May 2025 through April 2026 was characterized by policy uncertainty, market volatility, and a slowing but stable economy. Markets were shaped by all of these factors, but performance was a reflection of the dominance of the Artificial Intelligence investment cycle. While uncertainty remains elevated, businesses demonstrated an ability to adapt to challenging conditions, supporting overall equity and bond markets.

For the 12-month period May 1, 2025, to April 30, 2026, certain stock market indices performed as follows:

S&P 500® Index[7]	Russell 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

31.05%	44.41%	24.60%	46.68%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 18, 2026

PRESIDENT’S MESSAGE / April 30, 2026

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries:, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2026 / PRESIDENT’S MESSAGE

1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

April 30, 2026

Description	Number of Shares	Value

COMMON STOCKS – 93.4%

AUSTRALIA – 2.2%

ANZ Group Holdings Ltd.	30,495	$809,994

Aristocrat Leisure Ltd.	6,950	239,118

BHP Group Ltd.	52,184	2,065,408

Brambles Ltd.	18,641	305,134

Commonwealth Bank of Australia	14,941	1,881,919

Computershare Ltd.	3,522	77,375

CSL Ltd.	4,401	397,237

Fortescue Ltd.	20,299	292,571

Goodman Group	20,791	450,452

Insurance Australia Group Ltd.	37,716	205,103

Lynas Rare Earths Ltd.*	17,117	242,825

Macquarie Group Ltd.	4,491	771,519

National Australia Bank Ltd.	29,707	859,356

Northern Star Resources Ltd.	16,927	259,461

Origin Energy Ltd.	21,910	191,583

Pro Medicus Ltd.	629	61,735

QBE Insurance Group Ltd.	8,548	138,459

Rio Tinto Ltd.	5,251	643,193

Stockland	48,094	141,045

Suncorp Group Ltd.	15,172	188,806

Transurban Group	36,651	371,449

Wesfarmers Ltd.	10,988	583,709

Westpac Banking Corp.	33,163	927,790

WiseTech Global Ltd.	1,654	52,094

Woolworths Group Ltd.	12,022	298,512

TOTAL AUSTRALIA		$12,455,847

AUSTRIA – 1.2%

BAWAG Group AG	29,960	5,130,676

Erste Group Bank AG	16,206	1,790,700

TOTAL AUSTRIA		$6,921,376

BELGIUM – 0.7%

KBC Group NV	14,720	1,959,203

UCB SA	7,829	2,131,769

TOTAL BELGIUM		$4,090,972

BRAZIL – 1.6%

Banco BTG Pactual SA	86,329	1,036,095

Cia de Saneamento Basico do Estado de Sao

Paulo SABESP	187,338	1,256,791

Inter & Co., Inc., Class A	128,265	973,531

Localiza Rent a Car SA	115,967	1,082,902

MercadoLibre, Inc.*	799	1,432,311

PRIO SA*	215,221	2,888,129

Wheaton Precious Metals Corp.	4,780	603,786

TOTAL BRAZIL		$9,273,545

CANADA – 7.2%

Agnico Eagle Mines Ltd.	4,811	904,681

Alamos Gold, Inc., Class A	2,317	92,451

Description	Number of Shares	Value

Alimentation Couche-Tard, Inc.	8,525	$504,339

AltaGas Ltd.	6,932	259,806

Bank of Montreal	6,776	1,031,802

Bank of Nova Scotia (The)	62,275	4,845,012

Barrick Mining Corp.	14,843	583,186

Brookfield Asset Management Ltd., Class A	4,772	229,264

Brookfield Corp.	21,301	962,062

CAE, Inc.*	4,908	128,269

Cameco Corp.	5,132	630,869

Canadian Imperial Bank of Commerce	9,247	1,031,816

Canadian National Railway Co.	5,973	670,888

Canadian Pacific Kansas City Ltd.	8,968	779,975

Celestica, Inc.*	1,129	463,519

CGI, Inc.	2,652	173,585

Constellation Software, Inc.	145	264,081

Dollarama, Inc.	3,294	420,980

Enbridge, Inc.	68,681	3,809,347

Fairfax Financial Holdings Ltd.	145	250,927

Fortis, Inc.	8,129	464,873

Franco-Nevada Corp.	2,052	473,410

Gildan Activewear, Inc.	2,753	170,853

iA Financial Corp., Inc.	2,173	279,666

Imperial Oil Ltd.	5,207	697,512

Intact Financial Corp.	872	168,025

Keyera Corp.	12,028	464,703

Kinross Gold Corp.	11,893	360,288

Loblaw Cos. Ltd.	7,378	340,126

Manulife Financial Corp.	18,873	742,082

National Bank of Canada	2,942	444,089

Nutrien Ltd.	58,420	4,440,582

Pan American Silver Corp.	4,916	257,245

Pembina Pipeline Corp.	13,535	630,042

Power Corp. of Canada	4,288	239,220

RB Global, Inc.	1,436	150,033

Restaurant Brands International, Inc.	3,414	275,488

Rogers Communications, Inc., Class B	5,135	186,937

Royal Bank of Canada	37,138	6,679,563

Saputo, Inc.	4,290	129,899

Shopify, Inc., Class A*	10,778	1,308,261

Stantec, Inc.	881	80,463

Sun Life Financial, Inc.	6,747	486,126

TC Energy Corp.	12,211	818,771

Thomson Reuters Corp.	1,764	168,745

Toronto-Dominion Bank (The)	15,915	1,714,464

Tourmaline Oil Corp.	12,781	619,126

WSP Global, Inc.	1,170	194,663

TOTAL CANADA		$41,022,114

CHILE – 0.3%

Lundin Mining Corp.	72,155	1,851,749

CHINA – 6.7%

Alibaba Group Holding Ltd.	188,220	3,102,056

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

2	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Alibaba Group Holding Ltd., ADR	14,708	$1,939,691

China Resources Mixc Lifestyle Services Ltd.	137,391	829,785

Contemporary Amperex Technology Co. Ltd., Class A	30,100	1,932,837

Contemporary Amperex Technology Co. Ltd., Class H	14,100	1,114,408

DiDi Global, Inc., ADR*	227,515	828,155

Duality Biotherapeutics, Inc.*	16,981	605,967

Fuyao Glass Industry Group Co. Ltd., Class H	67,072	510,979

Fuyao Glass Industry Group Co. Ltd., Class A	74,770	647,288

Hesai Group, ADR*,#	34,747	788,062

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H#	173,767	1,448,919

KE Holdings, Inc., ADR#	55,254	946,501

KE Holdings, Inc., Class A	136,088	755,647

Kweichow Moutai Co. Ltd., Class A	5,200	1,054,364

Kweichow Moutai Co. Ltd., Class A	1,400	283,767

Luxshare Precision Industry Co. Ltd., Class A	218,300	2,168,256

Meituan, Class B*	41,802	449,755

NAURA Technology Group Co. Ltd., Class A	22,660	1,793,317

NetEase, Inc.	44,820	1,049,200

PICC Property & Casualty Co. Ltd., Class H	1,781,289	3,217,654

Shenzhen Inovance Technology Co. Ltd.	156,200	1,575,028

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	15,405	931,805

Sigenergy Technology Co. Ltd., Class H*	10,600	771,401

Silergy Corp.	89,000	1,218,038

Tencent Holdings Ltd.	84,340	5,122,159

Trip.com Group Ltd., ADR*	37,300	2,022,033

Weichai Power Co. Ltd., Class A	149,800	689,220

Yangzijiang Shipbuilding Holdings Ltd.	42,462	144,815

Zhongsheng Group Holdings Ltd.	190,941	174,299

TOTAL CHINA		$38,115,406

DENMARK – 0.7%

ROCKWOOL A/S, Class B	44,403	1,292,593

Royal Unibrew A/S	37,847	2,531,141

TOTAL DENMARK		$3,823,734

FINLAND – 0.2%

Wartsila OYJ Abp	26,100	1,096,127

FRANCE – 4.9%

Capgemini SE	21,298	2,590,187

Cie de Saint-Gobain SA	25,546	2,340,521

Cie Generale des Etablissements Michelin SCA	47,867	1,734,032

Dassault Aviation SA	3,544	1,239,329

Elis SA#	64,330	1,987,812

Engie SA#	114,837	3,785,323

Publicis Groupe SA	25,458	2,378,729

Rexel SA	46,734	1,976,535

Technip Energies NV	40,534	1,917,565

Thales SA	6,468	1,777,002

TotalEnergies SE	65,623	6,101,204

TOTAL FRANCE		$27,828,239

GERMANY – 4.5%

Allianz SE	4,170	1,904,575

Description	Number of Shares	Value

Brenntag SE	32,337	$2,354,942

Deutsche Telekom AG	75,614	2,442,381

E.ON SE	136,712	3,035,637

Heidelberg Materials AG	7,209	1,590,617

IONOS Group SE*	38,560	1,186,940

RENK Group AG	20,035	1,273,326

SAP SE	11,359	1,907,099

Scout24 SE	11,874	988,657

Siemens AG	15,711	4,668,699

Talanx AG	22,206	2,894,338

United Internet AG	52,253	1,641,649

TOTAL GERMANY		$25,888,860

GREECE – 0.8%

Alpha Bank SA	451,804	1,813,196

Hellenic Telecommunications Organization SA	79,806	1,706,239

Public Power Corp. SA	47,446	1,007,403

TOTAL GREECE		$4,526,838

HONG KONG – 2.2%

AIA Group Ltd.	527,334	5,789,479

CK Asset Holdings Ltd.	47,697	300,456

Hong Kong & China Gas Co. Ltd.	245,223	227,033

Hong Kong Exchanges & Clearing Ltd.	58,203	3,100,052

Link REIT	38,839	195,566

Prudential PLC	130,953	1,973,402

Sun Hung Kai Properties Ltd.	23,109	404,571

Techtronic Industries Co. Ltd.	22,976	333,145

TOTAL HONG KONG		$12,323,704

HUNGARY – 0.4%

OTP Bank Nyrt	15,303	2,052,575

INDIA – 1.1%

HDFC Bank Ltd., ADR	103,055	2,618,627

ICICI Bank Ltd., ADR	72,957	1,939,927

Infosys Ltd., ADR#	83,463	1,039,949

MakeMyTrip Ltd.*,#	20,837	983,715

TOTAL INDIA		$6,582,218

INDONESIA – 0.7%

Bank Central Asia Tbk PT	11,323,174	3,839,012

Jardine Matheson Holdings Ltd.	2,667	181,815

TOTAL INDONESIA		$4,020,827

IRELAND – 0.6%

AIB Group PLC	180,348	2,078,791

Kerry Group PLC, Class A	16,954	1,436,823

TOTAL IRELAND		$3,515,614

ISRAEL – 0.3%

Bank Hapoalim BM	20,764	557,099

Bank Leumi Le-Israel BM	22,384	566,643

Check Point Software Technologies Ltd.*	1,017	114,382

Elbit Systems Ltd.	263	218,802

Nice Ltd.*	721	73,699

Nova Ltd.*	294	146,805

Tower Semiconductor Ltd.*	1,064	221,728

TOTAL ISRAEL		$1,899,158

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

ITALY – 0.9%

FinecoBank Banca Fineco SpA	173,744	$4,313,303

Ryanair Holdings PLC	37,977	996,410

TOTAL ITALY		$5,309,713

JAPAN – 13.4%

77 Bank Ltd. (The)	16,222	312,290

ABC-Mart, Inc.	24,334	413,356

ADEKA Corp.	12,768	319,782

Advantest Corp.	8,242	1,538,934

Aica Kogyo Co. Ltd.	16,955	379,627

and ST HD Co. Ltd.	10,466	199,848

ARE Holdings, Inc.	18,629	426,447

As One Corp.	21,560	298,974

Asahi Group Holdings Ltd.	68,761	676,995

ASKUL Corp.#	29,305	220,241

Bandai Namco Holdings, Inc.	20,049	460,231

BIPROGY, Inc.	16,181	465,362

Chugai Pharmaceutical Co. Ltd.	15,406	821,593

CyberAgent, Inc.	43,636	349,460

Daiichi Life Group, Inc.	108,014	988,942

Daiichi Sankyo Co. Ltd.	75,682	1,229,385

Daiseki Co. Ltd.	9,943	266,266

Daito Trust Construction Co. Ltd.	12,768	287,191

dip Corp.#	30,665	356,306

DTS Corp.	55,469	361,485

Fuji Corp.	11,094	432,198

Fujimi, Inc.	15,490	320,389

Fuso Chemical Co. Ltd.	30,770	644,226

Future Corp.#	51,924	506,949

GMO Financial Gate, Inc.	4,707	171,582

GMO Payment Gateway, Inc.	14,397	723,123

Hikari Tsushin, Inc.	1,195	290,189

Hitachi Ltd.	49,286	1,567,213

Honda Motor Co. Ltd.	36,003	292,144

Hoshizaki Corp.	17,136	557,170

Isuzu Motors Ltd.	313,006	4,312,758

ITOCHU Corp.	63,935	792,353

Jeol Ltd.	4,919	197,875

JGC Holdings Corp.	14,757	224,224

Kaga Electronics Co. Ltd.	15,908	426,007

Kakaku.com, Inc.	19,609	327,649

KDDI Corp.	240,923	3,942,594

Keyence Corp.	3,144	1,442,046

KH Neochem Co. Ltd.	21,246	375,213

Kyowa Kirin Co. Ltd.	13,606	204,987

LaSalle Logiport REIT	535	522,956

Lintec Corp.	9,001	291,280

M3, Inc.	51,708	498,075

Maruwa Co. Ltd.	628	296,672

Mebuki Financial Group, Inc.	41,366	343,435

MISUMI Group, Inc.	49,762	1,145,448

Mitsubishi Corp.	34,673	1,110,460

Mitsubishi Gas Chemical Co., Inc.	12,036	338,870

Mitsubishi Heavy Industries Ltd.	34,477	1,028,997

Mitsubishi UFJ Financial Group, Inc.	329,836	5,924,791

Mitsui & Co. Ltd.	26,570	997,596

Description	Number of Shares	Value

Mizuho Financial Group, Inc.	47,193	$2,029,427

MS&AD Insurance Group Holdings, Inc.	35,263	906,756

Nichicon Corp.	18,550	283,737

Nippon Soda Co. Ltd.	16,955	392,940

Nissan Chemical Corp.	8,373	362,045

Open Up Group, Inc.	34,747	388,307

OSG Corp.	19,048	398,364

Otsuka Holdings Co. Ltd.	13,815	1,006,868

PAL GROUP Holdings Co. Ltd.	26,900	258,557

Persol Holdings Co. Ltd.	318,687	474,340

Recruit Holdings Co. Ltd.	16,536	766,030

Relo Group, Inc.	34,328	429,731

Roland Corp.	18,629	485,828

Sansan, Inc.*	40,324	326,978

Sega Sammy Holdings, Inc.	39,647	574,789

Sekisui House Ltd.	21,246	462,610

Shin-Etsu Chemical Co. Ltd.	33,731	1,553,049

Shionogi & Co. Ltd.	50,864	1,027,603

Ship Healthcare Holdings, Inc.	21,036	313,048

SIGMAXYZ Holdings, Inc.#	107,261	439,527

SoftBank Group Corp.	39,939	1,364,269

Sony Group Corp.	139,535	2,795,630

Subaru Corp.	14,034	209,039

Sumitomo Mitsui Financial Group, Inc.	39,421	1,391,918

Sumitomo Mitsui Trust Group, Inc.	28,886	965,755

Suzuki Motor Corp.	52,092	582,568

T&D Holdings, Inc.	28,697	695,271

TechMatrix Corp.	45,745	531,102

THK Co. Ltd.	8,894	333,428

Tokio Marine Holdings, Inc.	61,282	2,806,518

Tokyo Electron Ltd.	19,474	5,738,653

Toyo Suisan Kaisha Ltd.	3,339	229,331

Toyo Tanso Co. Ltd.	7,849	305,800

Toyota Motor Corp.	152,989	2,936,688

Toyota Tsusho Corp.	10,061	394,953

Ulvac, Inc.	9,105	573,365

Ushio, Inc.	18,629	375,119

Valqua Ltd.#	16,807	619,118

Yamato Kogyo Co. Ltd.	4,814	367,461

TOTAL JAPAN		$76,718,704

KAZAKHSTAN – 0.3%

Kaspi.KZ JSC, ADR	22,526	1,933,632

MACAO – 0.0%**

Galaxy Entertainment Group Ltd.	39,633	169,089

MEXICO – 1.4%

Controladora Vuela Cia de Aviacion SAB de CV, ADR*,#	129,397	958,832

Corp Inmobiliaria Vesta SAB de CV, ADR	67,799	2,413,645

Esentia Energy Development SAB de CV*	308,200	1,051,534

Grupo Financiero Banorte SAB de CV, Class O	157,120	1,712,278

Wal-Mart de Mexico SAB de CV	597,500	1,889,110

TOTAL MEXICO		$8,025,399

NETHERLANDS – 2.9%

Arcadis NV	43,070	1,844,585

ASML Holding NV	4,274	6,178,265

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

4	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Heineken NV	19,290	$1,501,724

ING Groep NV	69,922	2,023,640

Koninklijke KPN NV	326,294	1,744,873

Koninklijke Philips NV	71,665	1,890,365

Wolters Kluwer NV	17,269	1,347,767

TOTAL NETHERLANDS		$16,531,219

NEW ZEALAND – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	9,992	215,330

Xero Ltd.*	2,102	123,447

TOTAL NEW ZEALAND		$338,777

NORWAY – 1.2%

DNB Bank ASA	89,095	2,698,095

Equinor ASA	102,121	4,156,044

TOTAL NORWAY		$6,854,139

PERU – 0.3%

Credicorp Ltd.	5,108	1,655,860

POLAND – 0.4%

Allegro.eu SA*	252,004	2,075,238

PORTUGAL – 0.2%

Jeronimo Martins SGPS SA	44,620	1,071,440

SINGAPORE – 0.5%

CapitaLand Ascendas REIT	113,535	223,149

DBS Group Holdings Ltd.	22,188	1,023,104

Grab Holdings Ltd., Class A*	34,155	130,472

Keppel Ltd.	35,497	303,834

Keppel REIT	3,944	2,777

Oversea-Chinese Banking Corp. Ltd.	39,153	675,492

Sea Ltd., ADR*	3,847	326,533

Singapore Telecommunications Ltd.	90,266	326,925

TOTAL SINGAPORE		$3,012,286

SOUTH AFRICA – 1.6%

Anglo American PLC	135,284	6,694,526

Naspers Ltd., Class N	43,371	2,348,536

TOTAL SOUTH AFRICA		$9,043,062

SOUTH KOREA – 5.9%

Coupang, Inc.*	80,796	1,614,304

HD Hyundai Marine Solution Co. Ltd.	7,474	1,351,346

Hyundai Motor Co.	8,003	2,900,766

Samsung Electronics Co. Ltd.	102,722	15,468,669

SK hynix, Inc.	11,450	10,210,751

SK Telecom Co. Ltd.	30,858	1,999,663

TOTAL SOUTH KOREA		$33,545,499

SPAIN – 1.6%

Banco Santander SA	161,637	1,972,348

Bankinter SA	114,199	1,900,396

Industria de Diseno Textil SA#	84,303	5,045,593

TOTAL SPAIN		$8,918,337

SWEDEN – 1.4%

AAK AB#	37,837	1,085,353

Atlas Copco AB, Class A	138,470	2,661,067

Description	Number of Shares	Value

Sandvik AB#	40,534	$1,705,150

Trelleborg AB, Class B	27,462	1,127,563

Volvo AB, Class B#	49,707	1,732,625

TOTAL SWEDEN		$8,311,758

SWITZERLAND – 1.2%

Galderma Group AG*	9,179	1,925,694

Helvetia Baloise Holding AG	5,130	1,406,564

Sulzer AG	6,480	1,233,458

UBS Group AG	50,644	2,241,088

TOTAL SWITZERLAND		$6,806,804

TAIWAN – 8.2%

ASPEED Technology, Inc.	7,984	4,291,981

MediaTek, Inc.	54,194	4,524,204

Quanta Computer, Inc.	258,709	2,579,555

Realtek Semiconductor Corp.	42,600	727,285

Taiwan Semiconductor Manufacturing Co. Ltd.	499,008	34,642,068

TOTAL TAIWAN		$46,765,093

THAILAND – 0.3%

True Corp. PCL, NVDR	4,140,926	1,742,424

TURKEY – 0.4%

MLP Saglik Hizmetleri AS*	108,389	1,066,995

Yapi ve Kredi Bankasi AS*,#	1,840,997	1,509,255

TOTAL TURKEY		$2,576,250

UNITED ARAB EMIRATES – 0.3%

Abu Dhabi Islamic Bank PJSC	200,425	1,196,819

Aldar Properties PJSC	367,206	772,273

TOTAL UNITED ARAB EMIRATES		$1,969,092

UNITED KINGDOM – 9.5%

AstraZeneca PLC	14,742	2,796,887

Babcock International Group PLC	92,131	1,387,979

BAE Systems PLC	123,211	3,426,937

Beazley PLC	131,612	2,286,021

British American Tobacco PLC	40,090	2,361,094

Bunzl PLC	62,911	2,073,927

Compass Group PLC	61,099	1,726,475

Genuit Group PLC	435,581	1,535,168

HSBC Holdings PLC	195,082	3,589,475

ICG PLC	142,006	3,501,120

London Stock Exchange Group PLC	20,839	2,704,002

National Grid PLC	151,972	2,720,387

QinetiQ Group PLC	147,543	894,111

Reckitt Benckiser Group PLC	86,369	5,495,541

Rotork PLC	374,502	1,574,213

RS Group PLC	150,211	1,233,897

Serco Group PLC	400,345	1,536,713

Smith & Nephew PLC	104,055	1,610,128

Smiths Group PLC	59,301	2,047,407

Standard Chartered PLC	82,575	2,102,758

Tesco PLC	257,153	1,684,623

Unilever PLC	74,214	4,327,800

Wise PLC, Class A*	107,479	1,537,093

TOTAL UNITED KINGDOM		$54,153,756

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

UNITED STATES – 5.1%

Haleon PLC	385,171	$1,778,670

Holcim AG*	18,850	1,751,663

Nestle SA	28,129	2,847,770

Novartis AG	47,300	6,990,451

Philip Morris International, Inc.	22,227	3,669,011

QIAGEN NV	43,280	1,476,348

Roche Holding AG	349	145,973

Roche Holding AG*	21,761	8,867,608

Schneider Electric SE	5,988	1,905,435

TOTAL UNITED STATES		$29,432,929

TOTAL COMMON STOCKS (Cost $332,242,742)		$534,249,403

EXCHANGE-TRADED FUNDS – 3.0%

iShares MSCI India ETF#	306,669	15,155,582

iShares MSCI Saudi Arabia ETF#	48,357	1,890,759

Next Funds TOPIX ETF	88,560	223,432

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,915,471)		$17,269,773

PREFERRED STOCK – 0.0%**

BRAZIL – 0.0%**

Localiza Rent a Car SA, 1.18%	4,575	40,781

TOTAL PREFERRED STOCK (Cost $35,655)		$40,781

MONEY MARKET FUND – 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	12,764,820	12,764,820

TOTAL MONEY MARKET FUND (Cost $12,764,820)		$12,764,820

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.8%

REPURCHASE AGREEMENTS – 3.8%
Bank of Montreal, 3.65%, dated 4/30/26, due 5/01/26, repurchase price $4,006,728, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/37 to 2/15/67; total market value of $4,086,448.	$4,006,322	4,006,322
Citigroup Global Markets Ltd., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,624,352, collateralized by U.S. Government Agency Securities, 3.50% to 6.05%, maturing 4/09/27 to 12/15/60; total market value of $1,656,671.	1,624,187	1,624,187

Description	Par Value	Value

Daiwa Capital Markets America, Inc., 3.65%,dated 4/30/26, due 5/01/26, repurchase price $4,006,728, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 6.50%, maturing 5/12/27 to 5/01/56; total market value of $4,086,449.	$4,006,322	$4,006,322

HSBC Securities USA, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,278,439, collateralized by U.S. Government Agency Securities, 1.53% to 7.00%, maturing 8/01/30 to 4/01/56; total market value of $1,303,875.	1,278,309	1,278,309

HSBC Securities USA, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $2,728,290, collateralized by U.S. Government Agency Securities, 2.00% to 7.00%, maturing 10/20/50 to 9/20/65; total market value of $2,782,573.	2,728,013	2,728,013

RBC Dominion Securities, Inc., 3.64%, dated 4/30/26, due 5/01/26, repurchase price $4,006,727, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 8/18/26 to 2/01/56; total market value of $4,086,452.	4,006,322	4,006,322

TD Securities, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $4,006,728, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 3/20/53 to 10/20/55; total market value of $4,086,448.	4,006,322	4,006,322

TOTAL REPURCHASE AGREEMENTS (Cost $21,655,797)		$21,655,797

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $21,655,797)		$21,655,797

TOTAL INVESTMENTS – 102.4% (Cost $382,614,485)		$585,980,574
COLLATERAL FOR SECURITIES ON LOAN – (3.8%)		(21,655,797)
OTHER ASSETS LESS LIABILITIES – 1.4%		7,739,994

TOTAL NET ASSETS – 100.0%		$572,064,771

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

6	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$12,455,847	$—	$12,455,847

Austria	—	6,921,376	—	6,921,376

Belgium	—	4,090,972	—	4,090,972

Brazil	9,273,545	—	—	9,273,545

Canada	41,022,114	—	—	41,022,114

Chile	1,851,749	—	—	1,851,749

China	7,295,843	30,819,563	—	38,115,406

Denmark	—	3,823,734	—	3,823,734

Finland	—	1,096,127	—	1,096,127

France	—	27,828,239	—	27,828,239

Germany	—	25,888,860	—	25,888,860

Greece	—	4,526,838	—	4,526,838

Hong Kong	—	12,323,704	—	12,323,704

Hungary	—	2,052,575	—	2,052,575

India	6,582,218	—	—	6,582,218

Indonesia	—	4,020,827	—	4,020,827

Ireland	—	3,515,614	—	3,515,614

Israel	114,382	1,784,776	—	1,899,158

Italy	—	5,309,713	—	5,309,713

Japan	—	76,718,704	—	76,718,704

Kazakhstan	1,933,632	—	—	1,933,632

Macao	—	169,089	—	169,089

Mexico	8,025,399	—	—	8,025,399

Netherlands	—	16,531,219	—	16,531,219

New Zealand	—	338,777	—	338,777

Norway	—	6,854,139	—	6,854,139

Peru	1,655,860	—	—	1,655,860

Poland	—	2,075,238	—	2,075,238

Portugal	—	1,071,440	—	1,071,440

Singapore	457,005	2,555,281	—	3,012,286

South Africa	—	9,043,062	—	9,043,062

South Korea	1,614,304	31,931,195	—	33,545,499

Spain	—	8,918,337	—	8,918,337

Sweden	—	8,311,758	—	8,311,758

Switzerland	—	6,806,804	—	6,806,804

Taiwan	—	46,765,093	—	46,765,093

Thailand	—	1,742,424	—	1,742,424

Turkey	—	2,576,250	—	2,576,250

United Arab Emirates	—	1,969,092	—	1,969,092

United Kingdom	—	54,153,756	—	54,153,756

United States	3,669,011	25,763,918	—	29,432,929

Exchange-Traded Funds	17,046,341	223,432	—	17,269,773

Preferred Stock

Brazil	40,781	—	—	40,781

Money Market Fund	12,764,820	—	—	12,764,820

Repurchase Agreements	—	21,655,797	—	21,655,797

Total Investments in Securities	$113,347,004	$472,633,570	$—	$585,980,574

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments!

Financial Futures Contracts	$13,175	$—	$—	$13,175

Total Assets - Other Financial Instruments	$13,175	$—	$—	$13,175

Other Financial Instruments!

Financial Futures Contracts	$(113,142)	$—	$—	$(113,142)

Total Liabilities - Other Financial Instruments	$(113,142)	$—	$—	$(113,142)

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

TOPIX	Tokyo Stock Price Index

At April 30, 2026, the sector classifications of the Fund’s investments were as follows:

% of Net Assets

Financials	22.6%

Information Technology	18.6%

Industrials	13.5%

Consumer Discretionary	8.0%

Health Care	6.9%

Consumer Staples	5.8%

Materials	5.2%

Communication Services	4.8%

Energy	4.2%

Utilities	2.3%

Real Estate	1.5%

Other	6.6%

100.0%

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

8	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (concluded)

 At April 30, 2026, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	June 2026	42	$6,665,695	$6,552,553	$ —	$(113,142)

MSCI EAFE Index	June 2026	46	6,992,855	7,006,030	13,175	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$13,175	$(113,142)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through April 30, 2026. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

9

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Number of Shares	Value

COMMON STOCKS – 92.1%

AEROSPACE & DEFENSE – 1.6%

Axon Enterprise, Inc.*	1,184	$475,684

BAE Systems PLC	40,352	1,122,333

General Dynamics Corp.	748	257,536

General Electric Co.	1,542	447,072

Hanwha Aerospace Co. Ltd.	678	651,253

HEICO Corp.	330	89,073

Lockheed Martin Corp.	905	468,763

Safran SA	1,380	443,136

TOTAL AEROSPACE & DEFENSE		$3,954,850

AIR FREIGHT & LOGISTICS – 0.8%

C.H. Robinson Worldwide, Inc.	1,725	313,622

DSV A/S	3,878	953,755

Expeditors International of Washington, Inc.	3,496	517,023

United Parcel Service, Inc., Class B	1,797	195,514

Yamato Holdings Co. Ltd.	6,445	73,018

TOTAL AIR FREIGHT & LOGISTICS		$2,052,932

AUTOMOBILE COMPONENTS – 0.7%

Aumovio SE*	1,870	81,099

Brembo NV	6,685	62,996

Bridgestone Corp.	8,632	179,382

Continental AG	1,272	96,243

Denso Corp.	1,841	21,996

Fuyao Glass Industry Group Co. Ltd., Class H	30,039	228,848

Hankook Tire & Technology Co. Ltd.	1,600	64,386

Hesai Group, ADR*	4,473	101,448

Hyundai Mobis Co. Ltd.	381	110,192

Koito Manufacturing Co. Ltd.	9,870	160,135

Minth Group Ltd.	40,904	178,885

Stanley Electric Co. Ltd.	4,387	85,621

Tachi-S Co. Ltd.	3,241	42,417

Tokai Rika Co. Ltd.	2,810	51,835

Toyota Boshoku Corp.	6,180	87,438

TS Tech Co. Ltd.	5,036	55,158

Valeo SE	5,629	70,854

TOTAL AUTOMOBILE COMPONENTS		$1,678,933

AUTOMOBILES – 1.6%

Honda Motor Co. Ltd.	37,576	304,908

Isuzu Motors Ltd.	70,324	968,960

Mercedes-Benz Group AG	5,182	302,059

Nissan Motor Co. Ltd.*	29,348	67,149

Renault SA	3,852	135,318

Subaru Corp.	11,904	177,313

Suzuki Motor Corp.	22,219	248,485

Tesla, Inc.*	2,362	901,410

Toyota Motor Corp.	38,325	735,664

TOTAL AUTOMOBILES		$3,841,266

Description	Number of Shares	Value

BANKS – 6.9%

77 Bank Ltd. (The)	7,007	$134,892

ABN AMRO Bank NV	8,771	305,379

AIB Group PLC	22,702	261,676

Banco Bradesco SA, ADR	64,158	248,933

Bangkok Bank PCL	19,931	99,426

Bank Central Asia Tbk PT	1,569,900	532,259

Bank Negara Indonesia Persero Tbk PT	481,074	103,652

Bank of America Corp.	18,028	963,777

Bank of Ireland Group PLC	12,587	247,931

Bank of Nova Scotia (The)	10,642	827,950

Bank of Nova Scotia (The)	3,608	280,702

BDO Unibank, Inc.	44,421	83,065

BNP Paribas SA	3,709	389,525

BPER Banca SpA	13,512	199,461

Chiba Bank Ltd. (The)	15,160	209,257

Dah Sing Financial Holdings Ltd.	8,701	45,813

DNB Bank ASA	27,266	825,706

Erste Group Bank AG	6,033	666,623

FinecoBank Banca Fineco SpA	39,901	990,567

First Citizens BancShares, Inc., Class A	173	343,201

HDFC Bank Ltd., ADR	13,243	336,505

HSBC Holdings PLC	46,952	863,909

iM Financial Group Co. Ltd.	7,269	94,069

ING Groep NV	10,869	314,564

Kasikornbank PCL	29,042	175,065

Kasikornbank PCL, NVDR	11,062	65,857

KB Financial Group, Inc., ADR	1,646	183,068

KBC Group NV	2,973	395,700

Mebuki Financial Group, Inc.	17,712	147,051

Mitsubishi UFJ Financial Group, Inc.	30,135	541,310

Mizuho Financial Group, Inc.	10,925	469,805

Resona Holdings, Inc.	20,804	260,210

Royal Bank of Canada	6,061	1,090,119

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	18,687	19,756

Shiga Bank Ltd. (The)	5,150	63,493

Shinhan Financial Group Co. Ltd., ADR	4,637	319,211

Societe Generale SA	6,360	511,980

Standard Chartered PLC	20,591	524,346

Sumitomo Mitsui Trust Group, Inc.	25,440	850,544

Tochigi Bank Ltd. (The)	11,780	72,064

Truist Financial Corp.	10,163	523,394

UniCredit SpA	14,347	1,108,770

TOTAL BANKS		$16,690,585

BEVERAGES – 0.8%

Ambev SA	56,326	165,959

Asahi Group Holdings Ltd.	33,308	327,938

Becle SAB de CV	32,501	26,327

Brown-Forman Corp., Class B	6,363	163,974

Cia Cervecerias Unidas SA	14,627	82,904

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

10	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Coca-Cola Co. (The)	688	$54,187

Coca-Cola Europacific Partners PLC	604	57,120

Coca-Cola Icecek AS	12,712	21,134

Diageo PLC	8,267	167,154

Embotelladora Andina SA, Class B, ADR	1,395	39,353

Heineken Holding NV	1,019	72,411

Heineken NV	3,852	299,878

Kirin Holdings Co. Ltd.	4,658	73,452

Monster Beverage Corp.*	2,390	184,197

Suntory Beverage & Food Ltd.	208	5,994

Tsingtao Brewery Co. Ltd., Class H	11,462	79,244

TOTAL BEVERAGES		$1,821,226

BIOTECHNOLOGY – 1.0%

AbbVie, Inc.	1,479	312,542

Argenx SE, ADR*	854	667,589

Duality Biotherapeutics, Inc.*	2,294	81,861

Gilead Sciences, Inc.	2,751	359,941

Keymed Biosciences, Inc.*	8,630	83,867

Natera, Inc.*	2,430	500,969

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	368	22,259

United Therapeutics Corp.*	685	391,375

TOTAL BIOTECHNOLOGY		$2,420,403

BROADLINE RETAIL – 2.6%

Alibaba Group Holding Ltd.	62,667	1,032,816

Alibaba Group Holding Ltd., ADR	2,697	355,680

Amazon.com, Inc.*	16,037	4,250,767

ASKUL Corp.	17,937	134,805

JD.com, Inc., Class A	7,998	121,171

Pan Pacific International Holdings Corp.	59,210	334,895

Seria Co. Ltd.	3,720	81,371

TOTAL BROADLINE RETAIL		$6,311,505

BUILDING PRODUCTS – 0.8%

AGC, Inc.	2,481	88,978

Allegion PLC	134	18,422

Assa Abloy AB, Class B	13,357	514,081

Belimo Holding AG	74	67,766

Cie de Saint-Gobain SA	1,754	160,701

Geberit AG	218	147,316

Lennox International, Inc.	542	289,910

Masco Corp.	3,880	278,662

Trane Technologies PLC	723	356,107

TOTAL BUILDING PRODUCTS		$1,921,943

CAPITAL MARKETS – 3.1%

Amundi SA	489	47,265

Ares Management Corp., Class A	6,191	726,823

Blackrock, Inc.	915	975,024

Cboe Global Markets, Inc.	334	100,230

CME Group, Inc.	1,149	330,705

CSC Financial Co. Ltd., Class H	161,458	240,191

Daiwa Securities Group, Inc.	16,245	152,912

Deutsche Boerse AG	849	260,471

Hong Kong Exchanges & Clearing Ltd.	9,688	516,010

Interactive Brokers Group, Inc., Class A	10,570	840,315

Description	Number of Shares	Value

Intercontinental Exchange, Inc.	4,308	$681,052

Japan Exchange Group, Inc.	10,141	120,797

London Stock Exchange Group PLC	4,792	621,795

Moody’s Corp.	789	364,400

Partners Group Holding AG	125	135,900

S&P Global, Inc.	1,760	758,965

Schroders PLC	5,897	46,433

T Rowe Price Group, Inc.	646	66,460

Tradeweb Markets, Inc., Class A	267	30,238

UBS Group AG	12,561	555,847

TOTAL CAPITAL MARKETS		$7,571,833

CHEMICALS – 2.8%

ADEKA Corp.	5,474	137,100

Aica Kogyo Co. Ltd.	10,268	229,903

Air Liquide SA	1,158	249,133

Arkema SA	1,902	138,815

Asahi Kasei Corp.	13,348	131,342

BASF SE	4,086	262,062

China BlueChemical Ltd., Class H	85,413	29,476

Dow, Inc.	2,179	88,228

Ecolab, Inc.	831	216,559

Element Solutions, Inc.	6,437	274,152

EMS-Chemie Holding AG	55	46,883

Evonik Industries AG	6,427	132,931

Fujimi, Inc.	6,640	137,339

Fuso Chemical Co. Ltd.	13,148	275,277

Givaudan SA	10	35,661

KH Neochem Co. Ltd.	12,815	226,318

Kuraray Co. Ltd.	8,160	85,701

Linde PLC	736	368,839

Lintec Corp.	3,842	124,330

LyondellBasell Industries NV, Class A	670	49,982

Mitsubishi Gas Chemical Co., Inc.	8,712	245,284

Nippon Sanso Holdings Corp.	6,251	220,382

Nippon Shokubai Co. Ltd.	1,530	21,063

Nippon Soda Co. Ltd.	7,268	168,439

Nissan Chemical Corp.	5,182	224,067

NOF Corp.	2,375	48,505

Nutrien Ltd.	1,963	149,188

Sherwin-Williams Co. (The)	829	266,615

Shin-Etsu Chemical Co. Ltd.	25,837	1,189,592

Sika AG	1,416	261,204

Symrise AG	3,566	315,451

Taiyo Holdings Co. Ltd.	1,030	31,731

Tosoh Corp.	905	13,946

Valqua Ltd.	7,699	283,607

Wacker Chemie AG	866	95,031

TOTAL CHEMICALS		$6,774,136

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	2,884	503,864

Copart, Inc.*	10,923	361,661

Daiseki Co. Ltd.	4,288	114,829

Kokuyo Co. Ltd.	3,870	19,276

Prosegur Cia de Seguridad SA	14,164	44,762

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Secom Co. Ltd.	2,581	$93,974

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,138,366

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	2,906	501,895

Cisco Systems, Inc.	11,918	1,090,497

F5, Inc.*	190	61,541

Nokia OYJ	15,783	200,548

Telefonaktiebolaget LM Ericsson, Class B	15,665	186,868

TOTAL COMMUNICATIONS EQUIPMENT		$2,041,349

CONSTRUCTION & ENGINEERING – 0.4%

Bouygues SA	1,508	89,183

Dai-Dan Co. Ltd.	1,116	19,932

Ferrovial SE	1,669	114,613

Fugro NV	1,597	23,159

Hazama Ando Corp.	1,858	22,526

JGC Holdings Corp.	14,443	219,453

Kinden Corp.	1,491	79,889

Kraftia Corp.	528	32,566

Obayashi Corp.	7,420	174,449

Vinci SA	707	106,914

TOTAL CONSTRUCTION & ENGINEERING		$882,684

CONSTRUCTION MATERIALS – 0.1%

Imerys SA	1,368	35,807

Semen Indonesia Persero Tbk PT	284,752	32,984

Taiheiyo Cement Corp.	1,966	44,636

Vicat SACA	600	42,369

TOTAL CONSTRUCTION MATERIALS		$155,796

CONSUMER FINANCE – 0.2%

Credit Acceptance Corp.*	933	471,081

Marui Group Co. Ltd.	2,076	39,741

Vanquis Banking Group PLC*	9,736	14,664

TOTAL CONSUMER FINANCE		$525,486

CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.6%

Carrefour SA	8,968	178,785

Costco Wholesale Corp.	413	419,001

J Sainsbury PLC	26,206	117,100

Koninklijke Ahold Delhaize NV	5,508	258,372

Tsuruha Holdings, Inc.	6,100	80,275

Walmart, Inc.	3,597	474,552

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$1,528,085

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	8,856	336,882

Ball Corp.	3,656	223,308

International Paper Co.	1,216	36,991

Packaging Corp. of America	253	54,003

TOTAL CONTAINERS & PACKAGING		$651,184

DISTRIBUTORS – 0.0%**

Genuine Parts Co.	349	37,423

DIVERSIFIED REITS – 0.1%

Activia Properties, Inc.	26	23,382

British Land Co. PLC (The)	17,121	90,595

Description	Number of Shares	Value

Land Securities Group PLC	12,535	$100,860

Sekisui House REIT, Inc.	52	28,290

United Urban Investment Corp.	39	44,126

DIVERSIFIED REITS		$287,253

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

BT Group PLC	74,964	220,382

Deutsche Telekom AG	15,306	494,394

Koninklijke KPN NV	103,230	552,028

KT Corp., ADR	6,851	146,817

NTT, Inc.	122,362	119,188

Orange SA	21,161	440,622

Proximus SADP	5,555	42,372

Swisscom AG	166	140,407

Telefonica Brasil SA	15,678	124,713

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,280,923

ELECTRIC UTILITIES – 0.4%

American Electric Power Co., Inc.	1,260	172,758

Edison International	1,255	87,210

EDP SA	12,027	65,599

Endesa SA	1,878	84,226

Enel Americas SA	927,456	86,581

Iberdrola SA	20,666	484,498

TOTAL ELECTRIC UTILITIES		$980,872

ELECTRICAL EQUIPMENT – 1.0%

AMETEK, Inc.	750	176,625

Contemporary Amperex Technology Co. Ltd., Class H	4,241	335,192

Cosel Co. Ltd.	2,874	23,362

Hubbell, Inc.	1,089	553,397

Legrand SA	1,503	269,283

Mabuchi Motor Co. Ltd.	2,128	20,028

Schneider Electric SE	2,532	805,705

Sigenergy Technology Co. Ltd., Class H*	600	43,664

Toyo Tanso Co. Ltd.	3,365	131,102

Ushio, Inc.	7,986	160,808

Zumtobel Group AG	1,250	5,288

TOTAL ELECTRICAL EQUIPMENT		$2,524,454

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.4%

Amphenol Corp., Class A	6,473	953,279

Azbil Corp.	5,725	50,951

Canon Marketing Japan, Inc.	1,281	29,154

CDW Corp.	1,915	262,183

Flex Ltd.*	9,972	912,937

Halma PLC	2,985	179,630

Horiba Ltd.	370	51,518

Jabil, Inc.	3,178	1,072,543

Jeol Ltd.	2,181	87,734

Kaga Electronics Co. Ltd.	6,819	182,609

Keyence Corp.	1,863	854,495

Maruwa Co. Ltd.	268	126,605

Maxell Ltd.	4,211	53,806

Nichicon Corp.	14,382	219,984

PAX Global Technology Ltd.	22,863	11,403

Shimadzu Corp.	2,664	61,926

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

12	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

TD SYNNEX Corp.	2,746	$626,582

Tong Hsing Electronic Industries Ltd.	7,521	41,530

Yokogawa Electric Corp.	2,745	95,575

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$5,874,444

ENTERTAINMENT – 0.9%

Avex, Inc.	2,820	21,304

Capcom Co. Ltd.	154	3,251

Embracer Group AB*	10,849	74,825

NetEase, Inc.	9,845	230,463

Netflix, Inc.*	10,432	976,540

Nintendo Co. Ltd.	5,503	269,201

Spotify Technology SA*	1,155	515,765

Universal Music Group NV	4,803	100,707

TOTAL ENTERTAINMENT		$2,192,056

FINANCIAL SERVICES – 1.4%

Adyen NV*	18	20,312

Berkshire Hathaway, Inc., Class B*	1,541	729,818

Fiserv, Inc.*	1,601	100,303

GMO Financial Gate, Inc.	2,036	74,217

GMO Payment Gateway, Inc.	6,158	309,300

Groupe Bruxelles Lambert NV	628	58,665

Mastercard, Inc., Class A	2,317	1,165,266

Mitsubishi HC Capital, Inc.	11,280	102,457

Poste Italiane SpA	3,558	94,443

Visa, Inc., Class A	2,208	728,287

TOTAL FINANCIAL SERVICES		$3,383,068

FOOD PRODUCTS – 0.7%

Astral Foods Ltd.	3,271	48,119

China Mengniu Dairy Co. Ltd.	54,223	120,755

Chocoladefabriken Lindt & Spruengli AG	26	318,922

Danone SA	1,818	142,437

General Mills, Inc.	7,356	259,740

Hershey Co. (The)	140	26,004

Indofood CBP Sukses Makmur Tbk PT	182,127	71,432

Kerry Group PLC, Class A	528	44,747

M Dias Branco SA	17,592	83,843

Nestle SA	3,578	362,235

Orkla ASA	2,268	27,974

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	254,546	25,381

Tate & Lyle PLC	16,050	80,105

Toyo Suisan Kaisha Ltd.	1,539	105,702

Ulker Biskuvi Sanayi AS	19,451	53,375

TOTAL FOOD PRODUCTS		$1,770,771

GAS UTILITIES – 0.6%

Atmos Energy Corp.	6,483	1,231,640

ENN Energy Holdings Ltd.	7,404	58,042

Osaka Gas Co. Ltd.	2,545	91,451

TOTAL GAS UTILITIES		$1,381,133

GROUND TRANSPORTATION – 0.6%

Ayvens SA	9,034	122,251

Canadian National Railway Co.	3,489	391,885

Central Japan Railway Co.	761	18,257

Description	Number of Shares	Value

DiDi Global, Inc., ADR*	52,824	$192,279

East Japan Railway Co.	3,237	70,660

Knight-Swift Transportation Holdings, Inc.	4,109	266,674

Old Dominion Freight Line, Inc.	1,673	355,395

West Japan Railway Co.	627	11,350

TOTAL GROUND TRANSPORTATION		$1,428,751

HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%

Boston Scientific Corp.*	3,486	200,828

Coloplast A/S, Class B	965	59,612

Hoya Corp.	3,296	615,508

IDEXX Laboratories, Inc.*	491	275,353

Koninklijke Philips NV	8,789	231,834

Medtronic PLC	730	59,108

ResMed, Inc.	329	70,344

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	198,279	87,387

Siemens Healthineers AG	1,031	42,275

Straumann Holding AG	121	13,132

Stryker Corp.	314	98,951

Sysmex Corp.	12,430	109,762

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,864,094

HEALTH CARE PROVIDERS & SERVICES – 1.3%

Alfresa Holdings Corp.	5,525	83,409

As One Corp.	9,189	127,424

BML, Inc.	1,690	41,094

Cencora, Inc.	1,466	451,543

CVS Health Corp.	755	62,884

Elevance Health, Inc.	1,461	549,950

Fresenius SE & Co. KGaA	3,410	165,145

Labcorp Holdings, Inc.	626	160,757

Netcare Ltd.	79,679	82,642

Ship Healthcare Holdings, Inc.	12,602	187,537

UnitedHealth Group, Inc.	3,305	1,224,436

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,136,821

HEALTH CARE REITS – 0.4%

Welltower, Inc.	4,394	954,992

HEALTH CARE TECHNOLOGY – 0.1%

M3, Inc.	22,193	213,773

Veeva Systems, Inc., Class A*	510	79,545

TOTAL HEALTH CARE TECHNOLOGY		$293,318

HOTELS, RESTAURANTS & LEISURE – 1.6%

Accor SA	5,617	277,978

Choice Hotels International, Inc.	2,753	272,767

Compass Group PLC	37,641	1,063,622

Darden Restaurants, Inc.	3,059	613,513

Evolution AB	141	9,937

Galaxy Entertainment Group Ltd.	15,102	64,431

McDonald’s Corp.	757	222,248

McDonald’s Holdings Co. Japan Ltd.	707	36,685

Meituan, Class B*	27,203	292,682

Sodexo SA	1,698	86,366

Trip.com Group Ltd., ADR*	5,350	290,024

Viking Holdings Ltd.*	5,899	483,187

Yum China Holdings, Inc.	2,053	100,460

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Yum! Brands, Inc.	606	$96,748

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,910,648

HOUSEHOLD DURABLES – 0.9%

Barratt Developments PLC	21,696	73,891

Coway Co. Ltd.	741	43,080

Crest Nicholson Holdings PLC	15,768	14,157

Garmin Ltd.	503	126,323

LG Electronics, Inc.	282	27,160

Nikon Corp.	4,145	45,859

NVR, Inc.*	88	555,797

Rinnai Corp.	3,820	86,817

SEB SA	1,239	76,039

Sekisui House Ltd.	13,063	284,434

Sony Group Corp.	37,657	754,471

TOTAL HOUSEHOLD DURABLES		$2,088,028

HOUSEHOLD PRODUCTS – 0.8%

Henkel AG & Co. KGaA	1,032	71,121

Kimberly-Clark Corp.	7,430	731,335

Kimberly-Clark de Mexico SAB de CV, Class A	42,944	96,983

Reckitt Benckiser Group PLC	17,232	1,096,449

Unicharm Corp.	1,078	6,297

TOTAL HOUSEHOLD PRODUCTS		$2,002,185

INDUSTRIAL CONGLOMERATES – 0.6%

CK Hutchison Holdings Ltd.	18,356	153,276

Hikari Tsushin, Inc.	511	124,089

Hitachi Ltd.	20,400	648,686

Honeywell International, Inc.	1,899	407,013

Lifco AB, Class B	921	28,980

Sekisui Chemical Co. Ltd.	4,660	71,409

Smiths Group PLC	2,525	87,177

TOTAL INDUSTRIAL CONGLOMERATES		$1,520,630

INDUSTRIAL REITS – 0.1%

Industrial & Infrastructure Fund Investment Corp.	21	19,656

LaSalle Logiport REIT	229	223,844

TOTAL INDUSTRIAL REITS		$243,500

INSURANCE – 4.5%

Admiral Group PLC	224	10,292

Ageas SA	3,226	252,805

AIA Group Ltd.	127,861	1,403,756

Allianz SE	721	329,304

American International Group, Inc.	3,011	225,223

ASR Nederland NV	628	47,703

Aviva PLC	16,941	143,681

AXA SA	4,312	207,861

China Pacific Insurance Group Co. Ltd., Class H	75,849	331,109

China Reinsurance Group Corp., Class H	384,188	60,581

Daiichi Life Group, Inc.	52,807	483,484

Gjensidige Forsikring ASA	877	24,636

Helvetia Baloise Holding AG	159	43,699

Intact Financial Corp.	2,458	473,631

Japan Post Insurance Co. Ltd.	17,100	166,735

Mapfre SA	7,263	35,555

Description	Number of Shares	Value

Markel Group, Inc.*	299	$529,968

Marsh & McLennan Cos., Inc.	969	162,511

MetLife, Inc.	4,741	379,754

MS&AD Insurance Group Holdings, Inc.	18,554	477,099

Muenchener Rueckversicherungs AG	190	113,653

NN Group NV	2,835	248,158

Old Mutual Ltd.	170,363	139,287

People’s Insurance Co. Group of China Ltd. (The), Class H	119,000	81,422

PICC Property & Casualty Co. Ltd., Class H	109,406	197,627

Principal Financial Group, Inc.	716	72,252

Progressive Corp. (The)	2,130	428,726

Prudential PLC	63,753	960,729

RLI Corp.	3,401	176,070

Sampo OYJ, Class A	20,156	209,446

Standard Life PLC	5,428	55,844

Sun Life Financial, Inc.	3,585	258,302

Swiss Life Holding AG	21	24,656

T&D Holdings, Inc.	27,358	662,830

Talanx AG	4,327	563,983

Tokio Marine Holdings, Inc.	15,702	719,101

Tryg A/S	2,644	63,532

Zurich Insurance Group AG	310	216,138

TOTAL INSURANCE		$10,981,143

INTERACTIVE MEDIA & SERVICES – 4.3%

Alphabet, Inc., Class A	15,486	5,959,013

Alphabet, Inc., Class C	2,734	1,044,224

Baidu, Inc., Class A*	9,996	157,847

Kakaku.com, Inc.	8,399	140,340

Meta Platforms, Inc., Class A	1,012	619,253

Scout24 SE	590	49,125

Tencent Holdings Ltd.	38,421	2,333,394

TOTAL INTERACTIVE MEDIA & SERVICES		$10,303,196

IT SERVICES – 1.0%

Accenture PLC, Class A	1,490	266,278

Alten SA	1,196	79,679

BIPROGY, Inc.	6,915	198,874

Capgemini SE	2,280	277,286

Cognizant Technology Solutions Corp., Class A	5,476	289,680

DTS Corp.	23,778	154,959

Future Corp.	21,104	206,044

International Business Machines Corp.	1,848	426,851

Nomura Research Institute Ltd.	1,946	52,522

Obic Co. Ltd.	3,699	98,294

Otsuka Corp.	2,935	54,444

Sopra Steria Group	418	65,222

TechMatrix Corp.	19,581	227,337

TIS, Inc.	1,239	27,004

TOTAL IT SERVICES		$2,424,474

LEISURE PRODUCTS – 0.4%

Bandai Namco Holdings, Inc.	11,345	260,428

Roland Corp.	7,986	208,268

Sega Sammy Holdings, Inc.	23,207	336,447

Shimano, Inc.	207	21,717

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

14	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Spin Master Corp.	3,322	$50,478

TOTAL LEISURE PRODUCTS		$877,338

LIFE SCIENCES TOOLS & SERVICES – 0.2%

Agilent Technologies, Inc.	321	37,092

Danaher Corp.	754	134,928

Hangzhou Tigermed Consulting Co. Ltd., Class H	4,952	25,631

Mettler-Toledo International, Inc.*	72	91,916

Thermo Fisher Scientific, Inc.	274	131,235

TOTAL LIFE SCIENCES TOOLS & SERVICES		$420,802

MACHINERY – 3.8%

Alfa Laval AB	947	56,990

Amada Co. Ltd.	3,310	55,971

ARCHION Corp.*	10,992	21,274

Atlas Copco AB, Class A	15,335	294,703

Atlas Copco AB, Class B	6,864	117,039

Bodycote PLC	3,364	31,240

Daifuku Co. Ltd.	3,000	131,165

Daimler Truck Holding AG	4,031	203,315

Deere & Co.	764	450,661

Dover Corp.	428	96,903

Duerr AG	1,906	47,297

Fuji Corp.	4,756	185,283

Graco, Inc.	2,447	196,421

Hoshizaki Corp.	7,344	238,787

IDEX Corp.	244	53,155

Illinois Tool Works, Inc.	828	213,632

Kone OYJ, Class B	6,843	435,594

Kubota Corp.	12,960	211,565

MISUMI Group, Inc.	23,271	535,664

Nachi-Fujikoshi Corp.	1,703	55,337

Nordson Corp.	135	38,941

OKUMA Corp.	3,750	107,612

OSG Corp.	14,685	307,117

PACCAR, Inc.	11,062	1,314,166

Parker-Hannifin Corp.	443	402,873

Rational AG	40	29,248

Sandvik AB	14,030	590,202

Sany Heavy Industry Co. Ltd., Class H*	29,882	83,440

Schindler Holding AG	196	65,629

Schindler Holding AG	320	111,878

SKF AB, Class B	6,515	164,039

SMC Corp.	340	167,192

Snap-on, Inc.	145	55,593

Spirax Group PLC	579	56,509

Sumitomo Heavy Industries Ltd.	2,720	92,027

Tadano Ltd.	6,940	60,841

THK Co. Ltd.	5,677	212,826

Tsubakimoto Chain Co.	3,295	49,394

VAT Group AG	182	136,728

Weichai Power Co. Ltd., Class H	170,717	848,615

Westinghouse Air Brake Technologies Corp.	2,085	562,721

TOTAL MACHINERY		$9,089,587

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	380	89,249

Description	Number of Shares	Value

MEDIA – 0.7%

CyberAgent, Inc.	18,669	$149,511

Dentsu Group, Inc.*	5,290	100,435

Hakuhodo DY Holdings, Inc.	9,850	66,138

Havas NV*	4,478	85,234

IPSOS	1,400	59,374

Megacable Holdings SAB de CV	20,133	70,800

Metropole Television SA	2,608	39,833

Nippon Television Holdings, Inc.	3,029	57,583

Omnicom Group, Inc.	4,482	343,859

Publicis Groupe SA	3,883	362,817

RTL Group SA	1,275	48,992

Television Francaise 1 SA	6,012	47,822

TV Asahi Holdings Corp.	3,849	79,647

WPP PLC	19,346	70,044

TOTAL MEDIA		$1,582,089

METALS & MINING – 0.8%

Anglo American PLC	12,008	594,216

APERAM SA	833	44,558

ARE Holdings, Inc.	7,986	182,812

Barrick Mining Corp.	3,018	118,578

Ferrexpo PLC*	52,696	20,473

Maruichi Steel Tube Ltd.	11,172	103,749

Neturen Co. Ltd.	1,705	14,114

Outokumpu OYJ	18,746	126,094

Rio Tinto PLC	3,194	321,753

Yamato Kogyo Co. Ltd.	2,064	157,549

Zijin Gold International Co. Ltd.*	800	15,803

Zijin Mining Group Co. Ltd., Class H	29,612	137,518

TOTAL METALS & MINING		$1,837,217

MULTI-UTILITIES – 1.2%

Dominion Energy, Inc.	7,188	463,626

Engie SA	30,509	1,005,655

National Grid PLC	20,806	372,440

Sempra	11,303	1,075,141

TOTAL MULTI-UTILITIES		$2,916,862

OFFICE REITS – 0.1%

Derwent London PLC	4,466	104,490

Gecina SA	362	30,605

Japan Prime Realty Investment Corp.	43	27,221

Japan Real Estate Investment Corp.	81	61,996

Nippon Building Fund, Inc.	99	83,137

Orix JREIT, Inc.	66	41,929

TOTAL OFFICE REITS		$349,378

OIL, GAS & CONSUMABLE FUELS – 3.2%

BP PLC	53,224	421,312

Chevron Corp.	852	164,700

Coterra Energy, Inc.	18,350	658,948

DCC PLC	2,048	154,364

Enbridge, Inc.	8,070	447,597

Eni SpA	21,061	595,530

Equinor ASA	20,368	828,922

Exxon Mobil Corp.	3,248	501,264

OMV AG	1,242	87,673

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Shell PLC	18,087	$822,358

Targa Resources Corp.	1,170	304,294

Texas Pacific Land Corp.	191	84,741

TotalEnergies SE	22,831	2,122,680

Williams Cos., Inc. (The)	8,140	621,163

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,815,546

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	9,063	93,634

Suzano SA	10,709	95,113

UPM-Kymmene OYJ	4,149	124,316

TOTAL PAPER & FOREST PRODUCTS		$313,063

PASSENGER AIRLINES – 0.1%

easyJet PLC	27,931	133,687

Japan Airlines Co. Ltd.	5,947	93,522

TOTAL PASSENGER AIRLINES		$227,209

PERSONAL CARE PRODUCTS – 0.8%

Beiersdorf AG	1,586	131,479

Kao Corp.	6,509	242,551

Kenvue, Inc.	1,365	23,928

LG H&H Co. Ltd.	261	44,986

L’Oreal SA	164	70,633

Natura Cosmeticos SA*	65,779	136,558

Unilever PLC	10,110	589,566

Unilever PLC, ADR	7,464	440,227

Unilever PLC	5,125	300,125

TOTAL PERSONAL CARE PRODUCTS		$1,980,053

PHARMACEUTICALS – 5.0%

Almirall SA	4,619	68,375

Astellas Pharma, Inc.	3,631	51,458

AstraZeneca PLC	5,723	1,085,781

Chugai Pharmaceutical Co. Ltd.	14,329	764,157

Daiichi Sankyo Co. Ltd.	32,406	526,406

Eisai Co. Ltd.	3,399	101,740

Eli Lilly & Co.	1,381	1,290,683

Galderma Group AG*	2,835	594,764

Genomma Lab Internacional SAB de CV, Class B	88,661	83,390

GSK PLC	26,549	696,048

Hikma Pharmaceuticals PLC	5,434	103,317

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	28,957	241,452

Johnson & Johnson	3,971	912,734

Kissei Pharmaceutical Co. Ltd.	503	14,034

Kyowa Kirin Co. Ltd.	6,089	91,736

Merck & Co., Inc.	11,847	1,293,455

Merck KGaA	2,512	325,272

Novartis AG	3,294	486,819

Novo Nordisk A/S, Class B	1,979	84,179

Otsuka Holdings Co. Ltd.	5,922	431,609

Roche Holding AG*	2,595	1,057,463

Sanofi SA	6,466	605,065

Shionogi & Co. Ltd.	22,436	453,273

Takeda Pharmaceutical Co. Ltd.	7,623	254,858

Description	Number of Shares	Value

UCB SA	1,413	$384,748

TOTAL PHARMACEUTICALS		$12,002,816

PROFESSIONAL SERVICES – 1.2%

Adecco Group AG	2,945	67,867

dip Corp.	17,645	205,023

Experian PLC	8,651	316,532

Hays PLC	50,451	22,850

Intertek Group PLC	732	47,154

MEITEC Group Holdings, Inc.	887	17,765

Open Up Group, Inc.	14,895	166,456

Pagegroup PLC	13,119	23,918

Persol Holdings Co. Ltd.	202,469	301,359

Randstad NV	2,572	76,212

Recruit Holdings Co. Ltd.	8,956	414,886

RELX PLC	9,795	357,188

SGS SA	495	53,633

SIGMAXYZ Holdings, Inc.	45,966	188,357

SThree PLC	8,789	20,155

Transcosmos, Inc.	1,720	41,991

TransUnion	8,182	580,922

TOTAL PROFESSIONAL SERVICES		$2,902,268

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%

China Resources Mixc Lifestyle Services Ltd.	15,307	92,448

CK Asset Holdings Ltd.	22,066	139,000

Daito Trust Construction Co. Ltd.	8,272	186,062

Daiwa House Industry Co. Ltd.	482	14,706

Hulic Co. Ltd.	1,487	16,771

KE Holdings, Inc., ADR	4,389	75,184

KE Holdings, Inc., Class A	18,159	100,830

Mitsubishi Estate Co. Ltd.	5,506	156,911

Relo Group, Inc.	14,716	184,221

Sumitomo Realty & Development Co. Ltd.	17,900	554,893

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,521,026

RESIDENTIAL REITS – 0.1%

Advance Residence Investment Corp.	36	37,214

Mitsui Fudosan Accommodations Fund, Inc.	23	19,214

Sun Communities, Inc.	398	50,880

UNITE Group PLC (The)	13,074	82,390

TOTAL RESIDENTIAL REITS		$189,698

RETAIL REITS – 0.4%

Japan Metropolitan Fund Invest	91	67,440

Simon Property Group, Inc.	4,181	851,712

TOTAL RETAIL REITS		$919,152

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.0%

Advanced Micro Devices, Inc.*	1,793	635,601

ams-OSRAM AG*	3,044	48,892

Analog Devices, Inc.	1,760	707,978

ARM Holdings PLC, ADR*	1,614	339,456

ASM Pacific Technology Ltd.	3,941	82,554

ASML Holding NV	1,048	1,514,932

Broadcom, Inc.	8,756	3,655,017

Disco Corp.	501	238,367

Lasertec Corp.	354	97,838

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

16	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Miraial Co. Ltd.	1,080	$8,973

NVIDIA Corp.	39,743	7,931,510

NXP Semiconductors NV	1,956	574,262

ON Semiconductor Corp.*	5,905	595,283

Optorun Co. Ltd.	3,502	91,325

QUALCOMM, Inc.	841	151,027

Rohm Co. Ltd.	8,033	173,794

SK hynix, Inc.	963	858,773

Taiwan Semiconductor Manufacturing Co. Ltd.	27,110	1,882,027

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,490	2,174,369

Texas Instruments, Inc.	2,477	696,235

Tokyo Electron Ltd.	5,001	1,473,709

Ulvac, Inc.	3,903	245,782

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$24,177,704

SOFTWARE – 3.8%

Appfolio, Inc., Class A*	411	68,674

Cadence Design Systems, Inc.*	888	292,676

Constellation Software, Inc.	273	497,200

Dassault Systemes SE	3,128	70,485

Intuit, Inc.	644	250,194

Lumine Group, Inc.*	844	12,564

Microsoft Corp.	16,197	6,604,813

Nemetschek SE	429	31,134

Roper Technologies, Inc.	351	124,538

Sage Group PLC (The)	6,390	76,211

Salesforce, Inc.	1,506	265,854

Sansan, Inc.*	17,300	140,282

SAP SE	2,104	353,247

Synopsys, Inc.*	624	301,143

Topicus.com, Inc.*	376	25,901

Trimble, Inc.*	776	52,240

Tyler Technologies, Inc.*	97	33,091

TOTAL SOFTWARE		$9,200,247

SPECIALIZED REITS – 0.7%

Equinix, Inc.	534	578,231

Lamar Advertising Co., Class A	6,754	930,972

Public Storage	603	182,377

TOTAL SPECIALIZED REITS		$1,691,580

SPECIALTY RETAIL – 1.6%

ABC-Mart, Inc.	10,460	177,682

and ST HD Co. Ltd.	8,136	155,357

Fast Retailing Co. Ltd.	545	256,556

Home Depot, Inc. (The)	876	288,029

Industria de Diseno Textil SA	14,422	863,167

JINS Holdings, Inc.	1,380	58,812

Kingfisher PLC	28,583	112,397

Lojas Renner SA	41,278	113,035

Lowe’s Cos., Inc.	2,119	505,996

O’Reilly Automotive, Inc.*	4,206	418,076

PAL GROUP Holdings Co. Ltd.	11,599	111,487

TJX Cos., Inc. (The)	2,825	442,819

Ultrapar Participacoes SA	13,252	80,125

USS Co. Ltd.	1,896	20,478

Description	Number of Shares	Value

Xebio Holdings Co. Ltd.	3,528	$22,452

Zalando SE*	3,582	88,475

Zhongsheng Group Holdings Ltd.	87,968	80,301

ZOZO, Inc.	5,772	38,739

TOTAL SPECIALTY RETAIL		$3,833,983

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.7%

Apple, Inc.	23,328	6,330,053

Canon, Inc.	455	11,705

Dell Technologies, Inc., Class C	701	146,474

FUJIFILM Holdings Corp.	3,163	58,211

HP, Inc.	2,979	62,142

Quadient SA	1,937	26,488

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$6,635,073

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Burberry Group PLC*	6,258	99,303

Deckers Outdoor Corp.*	416	42,515

Hermes International SCA	58	110,960

LVMH Moet Hennessy Louis Vuitton SE	173	92,418

Swatch Group AG - BR (The)	649	150,651

Tapestry, Inc.	2,218	321,699

Yue Yuen Industrial Holdings Ltd.	40,954	76,171

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$893,717

TOBACCO – 0.9%

British American Tobacco PLC	11,797	694,782

Imperial Brands PLC	319	12,120

Japan Tobacco, Inc.	6,022	224,348

Philip Morris International, Inc.	8,052	1,329,144

TOTAL TOBACCO		$2,260,394

TRADING COMPANIES & DISTRIBUTORS – 1.1%

Brenntag SE	1,395	101,591

Bunzl PLC	1,309	43,153

Fastenal Co.	8,287	372,335

Inaba Denki Sangyo Co. Ltd.	1,280	21,593

ITOCHU Corp.	21,431	265,597

MonotaRO Co. Ltd.	1,137	13,520

Sumitomo Corp.	5,717	212,571

Toyota Tsusho Corp.	4,314	169,349

Travis Perkins PLC	12,662	89,897

WESCO International, Inc.	1,699	593,155

WW Grainger, Inc.	681	790,879

TOTAL TRADING COMPANIES & DISTRIBUTORS		$2,673,640

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Kamigumi Co. Ltd.	998	32,984

WATER UTILITIES – 0.3%

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	117,425	787,769

WIRELESS TELECOMMUNICATION SERVICES – 0.9%

America Movil SAB de CV, Series B	176,032	234,192

Empresa Nacional de Telecomunicaciones SA	6,938	27,449

KDDI Corp.	81,613	1,335,559

MTN Group Ltd.	15,893	200,063

SK Telecom Co. Ltd.	2,983	193,305

SoftBank Corp.	151,835	213,703

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	17

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

VEON Ltd., ADR*	834	$41,483

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,245,754

TOTAL COMMON STOCKS (Cost $ 154,925,380)		$223,292,937

EXCHANGE-TRADED FUNDS – 0.3%

EQUITY FUNDS – 0.3%

iShares Core MSCI EAFE ETF	2,430	232,162

Next Funds TOPIX ETF	950	2,397

Vanguard Russell 1000 Value ETF	5,313	538,951

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 710,680)		$773,510

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.1%

Bayerische Motoren Werke AG 5.29%	1,159	105,759

Volkswagen AG 7.24%	1,840	186,591

TOTAL CONSUMER DISCRETIONARY		$292,350

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 3.18%	1,808	131,565

FINANCIALS – 0.0%**

Banco do Estado do Rio Grande do Sul SA 10.45%	22,300	70,253

Description	Number of Shares	Value

MATERIALS – 0.1%

Fuchs SE 3.25%	1,578	$74,334

TOTAL PREFERRED STOCKS (Cost $ 533,769)		$568,502

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	—

TOTAL WARRANTS (Cost $ —)		$—

MONEY MARKET FUND – 4.5%

Dreyfus Government Cash Management Fund, Institutional Shares 3.53%^	10,981,341	10,981,341

TOTAL MONEY MARKET FUND (Cost $ 10,981,341)		$10,981,341

TOTAL INVESTMENTS – 97.2% (COST $ 167,151,170)		$235,616,290

OTHER ASSETS LESS LIABILITIES – 2.8%		6,803,681

TOTAL NET ASSETS – 100.0%		$242,419,971

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

		Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$	1,738,128	$2,216,722	$—	$3,954,850

Air Freight & Logistics		1,026,159	1,026,773	—	2,052,932

Automobile Components		101,448	1,577,485	—	1,678,933

Automobiles		901,410	2,939,856	—	3,841,266

Banks		5,116,860	11,573,725	—(a)	16,690,585

Beverages		774,021	1,047,205	—	1,821,226

Biotechnology		2,232,416	187,987	—	2,420,403

Broadline Retail		4,606,447	1,705,058	—	6,311,505

Building Products		943,101	978,842	—	1,921,943

Capital Markets		4,874,212	2,697,621	—	7,571,833

Chemicals		1,413,563	5,360,573	—	6,774,136

Commercial Services & Supplies		865,525	272,841	—	1,138,366

Communications Equipment		1,653,933	387,416	—	2,041,349

Construction & Engineering		—	882,684	—	882,684

Construction Materials		—	155,796	—	155,796

Consumer Finance		471,081	54,405	—	525,486

Consumer Staples Distribution & Retail		893,553	634,532	—	1,528,085

Containers & Packaging		651,184	—	—	651,184

Distributors		37,423	—	—	37,423

Diversified REITs		—	287,253	—	287,253

Diversified Telecommunication Services		271,530	2,009,393	—	2,280,923

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

18	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Electric Utilities	$346,549	$634,323	$—	$980,872

Electrical Equipment	773,686	1,750,768	—	2,524,454

Electronic Equipment, Instruments & Components	3,827,524	2,046,920	—	5,874,444

Entertainment	1,492,305	699,751	—	2,192,056

Financial Services	2,723,674	659,394	—	3,383,068

Food Products	369,587	1,401,184	—	1,770,771

Gas Utilities	1,231,640	149,493	—	1,381,133

Ground Transportation	1,206,233	222,518	—	1,428,751

Health Care Equipment & Supplies	704,584	1,159,510	—	1,864,094

Health Care Providers & Services	2,449,570	687,251	—	3,136,821

Health Care REITs	954,992	—	—	954,992

Health Care Technology	79,545	213,773	—	293,318

Hotels, Restaurants & Leisure	1,978,487	1,932,161	—	3,910,648

Household Durables	682,120	1,405,908	—	2,088,028

Household Products	828,318	1,173,867	—	2,002,185

Industrial Conglomerates	407,013	1,113,617	—	1,520,630

Industrial REITs	—	243,500	—	243,500

Insurance	2,706,437	8,274,706	—	10,981,143

Interactive Media & Services	7,622,490	2,680,706	—	10,303,196

IT Services	982,809	1,441,665	—	2,424,474

Leisure Products	50,478	826,860	—	877,338

Life Sciences Tools & Services	395,171	25,631	—	420,802

Machinery	3,406,340	5,683,247	—	9,089,587

Marine Transportation	—	89,249	—	89,249

Media	414,659	1,167,430	—	1,582,089

Metals & Mining	118,578	1,718,639	—	1,837,217

Multi-Utilities	1,538,767	1,378,095	—	2,916,862

Office REITs	—	349,378	—	349,378

Oil, Gas & Consumable Fuels	2,782,707	5,032,839	—	7,815,546

Paper & Forest Products	95,113	217,950	—	313,063

Passenger Airlines	—	227,209	—	227,209

Personal Care Products	600,713	1,379,340	—	1,980,053

Pharmaceuticals	3,580,262	8,422,554	—	12,002,816

Professional Services	580,922	2,321,346	—	2,902,268

Real Estate Management & Development	75,184	1,445,842	—	1,521,026

Residential REITs	50,880	138,818	—	189,698

Retail REITs	851,712	67,440	—	919,152

Semiconductors & Semiconductor Equipment	17,460,738	6,716,966	—	24,177,704

Software	8,528,888	671,359	—	9,200,247

Specialized REITs	1,691,580	—	—	1,691,580

Specialty Retail	1,848,080	1,985,903	—	3,833,983

Technology Hardware, Storage & Peripherals	6,538,669	96,404	—	6,635,073

Textiles, Apparel & Luxury Goods	364,214	529,503	—	893,717

Tobacco	1,329,144	931,250	—	2,260,394

Trading Companies & Distributors	1,756,369	917,271	—	2,673,640

Transportation Infrastructure	—	32,984	—	32,984

Water Utilities	787,769	—	—	787,769

Wireless Telecommunication Services	303,124	1,942,630	—	2,245,754

Exchange-Traded Funds	771,113	2,397	—	773,510

Preferred Stocks	70,253	498,249	—	568,502

Warrants	—	—	—(a)	—

Money Market Fund	10,981,341	—	—	10,981,341

Total Investments in Securities	$126,912,325	$108,703,965	$—	$235,616,290

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$76,630	$—	$76,630

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Futures Contracts	$30,895	$—	$—	$30,895

Total Assets - Other Financial Instruments	$30,895	$76,630	$—	$107,525

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(766,949)	$—	$(766,949)

Financial Futures Contracts	(5,799,536)	—	—	(5,799,536)

Total Liabilities - Other Financial Instruments	$(5,799,536)	$(766,949)	$—	$(6,566,485)

(a) Includes internally fair valued securities currently priced at zero ($ 0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

CHF	Swiss Franc

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

HKD	Hong Kong Dollar

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

LLC	Limited Liability Corporation

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At April 30, 2026, the country allocations of the Fund’s investments were as follows:

% of Net Assets

United States	44.7%

Japan	16.0%

United Kingdom	5.0%

China	3.8%

France	3.6%

Netherlands	2.2%

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

20	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

% of Net Assets

Germany	2.1%

Canada	1.9%

Taiwan	1.7%

Switzerland	1.4%

Hong Kong	1.4%

Italy	1.3%

South Korea	1.1%

Other Countries	6.5%

Other	7.3%

100.0%

At April 30, 2026, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS PURCHASED

6/17/2026	Standard Chartered PLC	1,328,000 GBP	$1,757,631	$1,806,901	$49,270	$ —

CONTRACTS SOLD

6/17/2026	Westpac Banking Corp.	8,770,000 GBP	11,741,679	11,932,620	—	(190,941)

6/17/2026	Deutsche Bank AG	12,686,000 EUR	14,738,426	14,922,055	—	(183,628)

6/17/2026	BNP Paribas	5,030,000 CAD	3,712,971	3,710,561	2,410	—

6/17/2026	JP Morgan Securities LLC	275,500,000 JPY	1,735,673	1,766,937	—	(31,264)

6/17/2026	Citibank N.A.	56,390,000 HKD	7,235,675	7,212,327	23,348	—

6/17/2026	TD Securities Ltd.	325,000 CAD	234,124	239,748	—	(5,624)

6/17/2026	CIBC World Markets Corp.	3,233,200,000 JPY	20,511,714	20,736,333	—	(224,619)

6/17/2026	UBS Securities LLC	756,400,000 JPY	4,782,063	4,851,219	—	(69,156)

6/17/2026	UBS Securities LLC	390,000 CHF	502,610	501,755	854	—

6/17/2026	HSBC Securities, Inc.	1,576,000 EUR	1,812,470	1,853,788	—	(41,318)

6/17/2026	JP Morgan Securities LLC	3,285,000 HKD	420,902	420,154	748	—

6/17/2026	Morgan Stanley	489,000 GBP	644,943	665,342	—	(20,399)

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$76,630	$(766,949)

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	21

Wilmington Global Alpha Equities Fund (concluded)

At April 30, 2026, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	June 2026	22	$3,430,349	$3,432,290	$ 1,941	$ —

SHORT POSITIONS:

EXCHANGE-TRADED:

E-mini Russell 2000 Index	June 2026	49	6,141,730	6,879,110	—	(737,380)

E-mini S&P 500 Index	June 2026	71	23,802,975	25,715,312	—	(1,912,337)

E-Mini S&P Mid 400 Index	June 2026	2	660,063	730,240	—	(70,177)

Euro STOXX 50 Index	June 2026	217	14,502,110	14,873,432	—	(371,322)

FTSE 100 Index	June 2026	88	12,456,792	12,427,839	28,954	—

HSCE Index	May 2026	95	5,245,228	5,248,197	—	(2,969)

MSCI EAFE Index	June 2026	133	19,491,578	20,256,565	—	(764,987)

S&P TSX 60 Index	June 2026	13	3,616,317	3,797,931	—	(181,615)

TOPIX Index	June 2026	112	25,025,959	26,784,708	—	(1,758,749)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$30,895	$(5,799,536)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through April 30, 2026. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

22

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 50.6%

COMMON STOCKS – 7.2%

DIVERSIFIED – 0.0%**

Centuria Capital Group	73,546	$90,489

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.4%

Airport City Ltd.*	5,013	93,161

Allreal Holding AG	1,240	338,633

City Developments Ltd.	46,100	296,697

Daito Trust Construction Co. Ltd.	26,000	584,819

Daiwa House Industry Co. Ltd.	51,800	1,580,468

Dear Life Co. Ltd.	8,100	54,187

Great Eagle Holdings Ltd.	34,000	77,433

Heiwa Real Estate Co. Ltd.	6,800	105,503

JINUSHI Co. Ltd.	1,900	40,997

Kerry Properties Ltd.	50,500	153,709

Lendlease Corp. Ltd.	56,610	138,082

Mitsubishi Estate Co. Ltd.	103,400	2,946,718

Mitsui Fudosan Co. Ltd.	233,800	2,560,585

New World Development Co. Ltd.*	122,000	133,132

Nomura Real Estate Holdings, Inc.	44,500	290,329

Property & Building Corp. Ltd.	345	41,512

St. Joe Co. (The)	3,369	217,536

Starts Corp., Inc.	3,400	103,805

Sumitomo Realty & Development Co. Ltd.	79,600	2,467,569

Sun Frontier Fudousan Co. Ltd.	600	10,298

Sun Hung Kai Properties Ltd.	131,000	2,293,428

Tejon Ranch Co.*	4,023	78,730

Tokyo Tatemono Co. Ltd.	18,500	425,699

Tokyu Fudosan Holdings Corp.	53,600	456,357

UOL Group Ltd.	38,100	318,734

Wharf Holdings Ltd. (The)	83,000	274,799

YH Dimri Construction & Development Ltd.	773	105,367

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$16,188,287

REAL ESTATE DEVELOPMENT – 0.6%

Africa Israel Residences Ltd.	903	72,342

Aura Investments Ltd.	13,183	94,114

Cham Swiss Properties AG	2,754	93,781

CK Asset Holdings Ltd.	165,500	1,042,527

DREAM Unlimited Corp., Class A	3,356	45,707

Forestar Group, Inc.*	2,103	59,431

Gemlife Communities Group*	23,809	79,909

Goldcrest Co. Ltd.	1,500	31,977

Henderson Land Development Co. Ltd.	116,735	461,419

Howard Hughes Holdings, Inc.*	2,602	162,026

Kasumigaseki Capital Co. Ltd.	1,800	74,816

Katitas Co. Ltd.	4,200	83,843

Mirarth Holdings, Inc.	16,500	41,841

Nexity SA*	5,635	55,937

Sino Land Co. Ltd.	316,000	506,728

Description	Number of Shares	Value

Tosei Corp.	4,600	$47,794

TOTAL REAL ESTATE DEVELOPMENT		$2,954,192

REAL ESTATE OPERATING COMPANIES – 3.2%

Alony Hetz Properties & Investments Ltd.	13,748	165,965

Amot Investments Ltd.	18,530	126,658

Argo Properties NV*	2,361	110,970

Aroundtown SA*	67,217	194,345

Art Group Holdings Ltd.*	125,000	45,066

Atrium Ljungberg AB, Class B	21,965	70,609

Azrieli Group Ltd.	3,107	495,566

Big Shopping Centers Ltd.	1,267	334,246

Blue Square Real Estate Ltd.	696	93,367

CA Immobilien Anlagen AG	3,408	109,206

Capitaland India Trust	86,834	71,752

Castellum AB	28,993	371,109

Catena AB	3,569	168,358

Cibus Real Estate AB publ	7,571	120,691

Corem Property Group AB, Class B	71,713	24,896

CPI Europe AG*	3,123	57,208

CTP NV	10,274	194,208

Deutsche Wohnen SE	3,475	80,706

Dios Fastigheter AB	11,065	76,267

Electra Real Estate Ltd.*	4,465	84,328

Entra ASA	6,908	78,347

Fabege AB	16,810	141,235

Fastighets AB Balder, Class B*	58,421	349,484

FRP Holdings, Inc.*	1,518	31,893

Gav-Yam Lands Corp. Ltd.	6,398	88,593

Grand City Properties SA*	6,646	74,802

Hang Lung Group Ltd.	72,000	149,527

Hang Lung Properties Ltd.	148,000	173,994

Hiag Immobilien Holding AG	577	100,737

Hongkong Land Holdings Ltd.	86,600	684,663

Hufvudstaden AB, Class A	10,212	136,001

Hulic Co. Ltd.	54,000	609,038

Hysan Development Co. Ltd.	52,001	130,356

Ichigo, Inc.	23,500	74,991

International Workplace Group PLC	63,719	160,406

Intershop Holding AG	540	117,216

Israel Canada T.R Ltd.	17,609	122,800

Keihanshin Building Co. Ltd.	4,900	58,876

Kennedy-Wilson Holdings, Inc.	11,544	125,830

LEG Immobilien SE	6,207	435,537

Leopalace21 Corp.	20,500	85,420

Logistea AB, Class B	50,906	77,245

Lumo Kodit OYJ	15,717	149,682

Mega Or Holdings Ltd.	2,016	412,378

Melisron Ltd.	2,063	304,211

Mivne Real Estate KD Ltd.	45,379	218,709

Mobimo Holding AG	620	296,021

NP3 Fastigheter AB	2,963	83,637

Nyfosa AB	13,690	99,501

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	23

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Pandox AB	8,632	$158,641

Platzer Fastigheter Holding AB, Class B	7,498	56,102

PSP Swiss Property AG	3,919	783,294

Public Property Invest AS	37,747	80,314

Sagax AB, Class B	18,596	370,077

Samhallsbyggnadsbolaget i Norden AB*	131,894	48,260

StorageVault Canada, Inc.	20,835	67,489

Summit Real Estate Holdings Ltd.	3,339	62,525

Swedish Logistic Property AB, Class B*	18,709	77,015

Swire Properties Ltd.	88,400	282,449

Swiss Prime Site AG	6,598	1,143,405

TAG Immobilien AG	15,993	278,901

TOC Co. Ltd.	5,500	37,053

VGP NV	1,170	120,116

Vonovia SE	71,414	1,924,122

Wallenstam AB, Class B	29,304	124,618

Wharf Real Estate Investment Co. Ltd.	136,000	425,883

Wihlborgs Fastigheter AB	23,134	204,525

TOTAL REAL ESTATE OPERATING COMPANIES		$14,811,440

TOTAL COMMON STOCKS (COST $26,096,762)		$34,044,408

EXCHANGE-TRADED FUNDS – 8.4%

REAL ESTATE – 8.4%

Schwab U.S. REIT ETF	1,046,400	24,506,688

Vanguard Global ex-U.S. Real Estate ETF#	318,500	15,042,755

TOTAL REAL ESTATE		$39,549,443

TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,426)		$39,549,443

INVESTMENT COMPANY – 3.4%

EQUITY FUNDS – 3.4%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	686,091	16,274,078

TOTAL INVESTMENT COMPANY (COST $7,951,184)		$16,274,078

REAL ESTATE INVESTMENT TRUSTS – 31.6%

DATA CENTER – 3.2%

DigiCo Infrastructure REIT	37,257	65,232

Digital Core REIT Management Pte Ltd.	140,100	72,340

Digital Realty Trust, Inc.	27,196	5,464,764

Equinix, Inc.	8,298	8,985,323

Keppel DC REIT	175,735	325,239

NTT DC REIT*	85,600	84,078

TOTAL DATA CENTER		$14,996,976

DIVERSIFIED – 2.5%

Activia Properties, Inc.	173	155,581

AEW UK REIT PLC	21,753	30,533

AH Realty Trust, Inc.	7,345	44,731

American Assets Trust, Inc.	4,266	88,477

British Land Co. PLC (The)	84,463	446,933

Broadstone Net Lease, Inc.	15,290	302,742

CapitaLand Integrated Commercial Trust	494,692	921,372

Charter Hall Group	39,654	583,948

Charter Hall Long Wale REIT	57,114	145,045

Description	Number of Shares	Value

Covivio SA	4,433	$293,190

CTO Realty Growth, Inc.	3,116	63,099

Custodian Property Income REIT PLC	42,620	48,534

Daiwa House REIT Investment Corp.	366	294,353

Essential Properties Realty Trust, Inc.	17,303	543,833

Gladstone Commercial Corp.	4,528	57,098

Global Net Lease, Inc.	17,038	162,883

GPT Group (The)	162,216	559,458

Growthpoint Properties Australia Ltd.	26,398	41,780

H&R REIT	11,299	88,921

Hankyu Hanshin REIT, Inc.	67	63,924

Heiwa REIT, Inc.	85	79,876

Hulic REIT, Inc.	99	103,292

ICADE*	2,678	64,472

KDX Realty Investment Corp.	343	358,267

Land Securities Group PLC	61,918	498,210

Mapletree Pan Asia Commercial Trust	180,823	183,737

Menivim- The New REIT Ltd.	115,216	85,884

Merlin Properties Socimi SA	34,533	603,886

Mirai Corp.	207	60,845

MIRARTH Real Estate Investment Corp.	100	56,246

Mirvac Group	333,311	411,788

Mori Trust REIT, Inc.	222	107,677

Nomura Real Estate Master Fund, Inc.	360	370,986

NTT UD REIT Investment Corp.	127	111,520

OUE REIT	318,600	91,457

Picton Property Income Ltd.	63,920	67,264

REIT 1 Ltd.	16,616	145,862

Schroder REIT Ltd.	45,679	29,774

Sekisui House REIT, Inc.	346	188,235

Sella Capital Real Estate Ltd.	19,590	73,236

Shaftesbury Capital PLC	165,887	302,417

Sirius Real Estate Ltd.	130,960	178,203

Star Asia Investment Corp.	211	75,914

Stockland	203,589	597,065

Stoneweg Europe Stapled Trust	48,300	88,096

Suntec REIT	186,000	218,861

Tokyu REIT, Inc.	79	97,436

Tosei REIT Investment Corp.	51	44,655

United Urban Investment Corp.	262	296,438

WP Carey, Inc.	18,208	1,327,909

Yuexiu REIT	440,000	40,554

TOTAL DIVERSIFIED		$11,896,497

HEALTH CARE – 5.0%

Aedifica SA	6,955	586,316

Alexandria Real Estate Equities, Inc.	13,227	535,826

American Healthcare REIT, Inc.#	14,798	751,442

Care Property Invest NV	4,663	70,775

CareTrust REIT, Inc.	18,526	730,851

Chiron Real Estate, Inc.	1,322	46,363

Cofinimmo SA	647	63,814

Community Healthcare Trust, Inc.	4,317	74,339

Diversified Healthcare Trust	19,260	145,220

Health Care & Medical Investment Corp.	33	24,353

Healthcare Realty Trust, Inc.	29,499	551,631

Healthpeak Properties, Inc.	58,972	953,577

LTC Properties, Inc.	3,930	150,205

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

24	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Medical Properties Trust, Inc.#	42,441	$209,659

National Health Investors, Inc.	3,834	294,873

Omega Healthcare Investors, Inc.	24,797	1,164,715

Parkway Life REIT	40,600	128,463

Primary Health Properties PLC	198,261	252,238

Sabra Health Care REIT, Inc.	21,064	435,182

Sila Realty Trust, Inc.	4,793	145,851

Target Healthcare REIT PLC	77,461	110,669

Universal Health Realty Income Trust	1,459	59,381

Ventas, Inc.	39,991	3,513,609

Vital Healthcare Property Trust	65,163	73,155

Vital Infrastructure Property Trust	12,608	51,700

Welltower, Inc.	58,757	12,770,246

TOTAL HEALTH CARE		$23,894,453

HOTEL & RESORT – 0.8%

Apple Hospitality REIT, Inc.	18,766	252,778

CapitaLand Ascott Trust	215,449	151,788

CDL Hospitality Trusts	59,214	37,764

Chatham Lodging Trust	5,931	51,481

DiamondRock Hospitality Co.	18,163	185,263

Far East Hospitality Trust	94,900	42,931

Hoshino Resorts REIT, Inc.	53	85,721

Host Hotels & Resorts, Inc.	53,790	1,136,583

Invincible Investment Corp.	636	250,233

Japan Hotel REIT Investment Corp.	523	261,366

Park Hotels & Resorts, Inc.	17,264	198,018

Pebblebrook Hotel Trust	9,680	136,004

RLJ Lodging Trust	13,241	109,106

Ryman Hospitality Properties, Inc.	5,434	571,059

Service Properties Trust	59,024	91,487

Summit Hotel Properties, Inc.	11,188	55,604

Sunstone Hotel Investors, Inc.	17,186	168,766

Xenia Hotels & Resorts, Inc.	8,888	144,608

TOTAL HOTEL & RESORT		$3,930,560

INDUSTRIAL – 5.4%

AIMS APAC REIT	43,700	51,841

Americold Realty Trust, Inc.	24,303	297,226

CapitaLand Ascendas REIT	355,400	698,527

Centuria Industrial REIT	46,315	100,438

CRE Logistics REIT, Inc.	87	86,087

Dexus Industria REIT	26,271	46,961

Dream Industrial REIT	11,389	114,699

EastGroup Properties, Inc.	4,478	900,974

ESR-REIT	52,029	99,052

First Industrial Realty Trust, Inc.	11,165	692,342

Frasers Logistics & Commercial Trust	249,620	188,647

GLP J-REIT	389	337,123

Goodman Group	172,119	3,729,086

Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	123,909	138,558

Granite REIT	2,635	178,214

Industrial & Infrastructure Fund Investment Corp.	217	203,109

Industrial Logistics Properties Trust	5,000	37,150

Innovative Industrial Properties, Inc.	2,429	131,773

Japan Logistics Fund, Inc.	216	131,562

Description	Number of Shares	Value

LaSalle Logiport REIT	149	$145,646

Lineage, Inc.	4,895	180,528

LondonMetric Property PLC	198,905	511,997

LXP Industrial Trust	5,237	266,668

Mapletree Industrial Trust	188,170	292,016

Mapletree Logistics Trust	279,150	268,737

Mitsubishi Estate Logistics REIT Investment Corp.	126	97,878

Mitsui Fudosan Logistics Park, Inc.	275	197,363

Montea NV	1,804	149,064

Nippon Prologis REIT, Inc.	580	332,158

One Liberty Properties, Inc.	1,556	35,337

Prologis, Inc.	78,321	11,123,148

Rexford Industrial Realty, Inc.	19,484	699,281

Segro PLC	113,334	1,073,498

SOSiLA Logistics REIT, Inc.	76	59,777

STAG Industrial, Inc.	15,740	607,249

Terreno Realty Corp.	8,710	567,892

Tritax Big Box REIT PLC	203,968	418,665

Warehouses De Pauw	16,087	422,834

TOTAL INDUSTRIAL		$25,613,105

MULTI-FAMILY RESIDENTIAL – 2.4%

Advance Residence Investment Corp.	243	251,195

Altarea SCA	588	77,282

AvalonBay Communities, Inc.	11,886	2,175,138

Boardwalk REIT	2,080	103,942

BRT Apartments Corp.	1,574	22,618

Camden Property Trust	8,943	939,194

Canadian Apartment Properties REIT	6,637	178,733

Centerspace	1,362	92,984

Centurion Accommodation REIT	82,000	70,957

Comforia Residential REIT, Inc.	180	126,608

Daiwa Securities Living Investments Corp.	199	136,871

Equity Residential	28,928	1,891,313

Essex Property Trust, Inc.	5,407	1,423,176

Grainger PLC	61,925	135,247

Home REIT PLC*	42,087	5,670

Independence Realty Trust, Inc.	19,770	322,449

Ingenia Communities Group	40,228	116,587

InterRent REIT	6,334	61,552

Irish Residential Properties REIT PLC	45,362	57,098

Killam Apartment REIT	4,993	62,599

Mid-America Apartment Communities, Inc.	9,799	1,265,835

Mitsui Fudosan Accommodations Fund, Inc.	215	179,607

Morguard North American Residential REIT	1,808	22,428

NexPoint Residential Trust, Inc.	2,176	62,865

Samty Residential Investment Corp.	82	54,546

Social Housing REIT PLC	33,231	33,074

Starts Proceed Investment Corp.	27	33,462

UDR, Inc.	25,511	927,070

UNITE Group PLC (The)	41,751	263,105

Veris Residential, Inc.	6,873	130,381

Xior Student Housing NV	3,202	103,801

TOTAL MULTI-FAMILY RESIDENTIAL		$11,327,387

OFFICE – 1.6%

Allied Properties REIT	5,371	38,908

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	25

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Brandywine Realty Trust	15,743	$47,701

BXP, Inc.	12,358	722,449

Champion REIT	160,000	47,775

Colonial SFL Socimi SA	29,033	186,210

COPT Defense Properties	9,418	294,313

Cousins Properties, Inc.	13,799	353,392

Cromwell Property Group	262,936	76,019

Daiwa Office Investment Corp.	52	111,156

Derwent London PLC	9,601	224,632

Dexus	90,968	410,371

Douglas Emmett, Inc.	15,587	168,495

Easterly Government Properties, Inc.	3,981	93,195

Empire State Realty Trust, Inc., Class A	12,464	69,424

Gecina SA	4,380	370,304

Global One Real Estate Investment Corp.	95	74,193

Great Portland Estates PLC	34,798	146,688

Helical PLC	17,407	45,279

Highwoods Properties, Inc.#	9,836	239,113

Hudson Pacific Properties, Inc.*	5,813	53,538

Ichigo Office REIT Investment Corp.	132	76,560

Japan Excellent, Inc.	109	99,680

Japan Prime Realty Investment Corp.	323	204,476

Japan Real Estate Investment Corp.	592	453,108

JBG SMITH Properties#	6,049	90,735

Keppel REIT	242,200	170,525

Kilroy Realty Corp.	9,593	319,063

Mori Hills REIT Investment Corp.	119	102,000

NET Lease Office Properties	1,803	23,547

Nippon Building Fund, Inc.	728	611,353

NIPPON REIT Investment Corp.	156	89,313

NSI NV	1,776	35,417

One REIT, Inc.	90	44,975

Orix JREIT, Inc.	462	293,502

Peakstone Realty Trust	4,237	88,892

Piedmont Realty Trust, Inc, Class A*	10,974	91,743

Postal Realty Trust, Inc., Class A#	2,000	43,760

Sankei Real Estate, Inc.	40	31,780

SL Green Realty Corp.	6,349	269,261

Vornado Realty Trust	13,500	403,515

Workspace Group PLC	12,028	55,266

TOTAL OFFICE		$7,371,626

OTHER SPECIALIZED – 2.0%

Arena REIT	35,122	84,170

Charter Hall Social Infrastructure REIT	35,768	67,170

EPR Properties	6,503	362,932

Farmland Partners, Inc.	3,836	41,237

Four Corners Property Trust, Inc.	8,918	228,033

Gaming and Leisure Properties, Inc.	23,696	1,148,308

Gladstone Land Corp.	3,000	28,770

Iron Mountain, Inc.	24,866	3,132,867

Lamar Advertising Co., Class A	7,374	1,016,432

Millrose Properties, Inc., Class A	12,701	389,540

Outfront Media, Inc.	12,448	384,021

Rural Funds Trust	46,919	68,766

Safehold, Inc.	4,022	64,432

Description	Number of Shares	Value

VICI Properties, Inc.	89,445	$2,611,794

TOTAL OTHER SPECIALIZED		$9,628,472

RETAIL – 5.9%

Acadia Realty Trust	10,917	236,026

AEON REIT Investment Corp.	135	108,245

Agree Realty Corp.#	9,804	755,986

Alexander’s, Inc.#	201	50,644

Brixmor Property Group, Inc.	25,752	774,878

BWP Property Group Ltd.	49,088	138,957

CapitaLand China Trust	120,900	63,220

Carmila SA	6,271	125,252

CBL & Associates Properties, Inc.	1,325	59,651

Charter Hall Retail REIT	46,012	130,554

Choice Properties REIT	13,868	153,856

Crombie REIT	4,825	60,208

CT REIT	6,101	78,691

Curbline Properties Corp.	8,150	224,940

Eurocommercial Properties NV	4,984	163,504

Federal Realty Investment Trust	6,531	724,288

First Capital REIT	8,769	150,997

Fortune REIT	131,000	81,478

Frasers Centrepoint Trust	125,223	230,764

Frontier Real Estate Investment Corp.	195	106,806

FrontView REIT, Inc.	1,800	31,860

Fukuoka REIT Corp.	64	73,722

Getty Realty Corp.	4,465	147,881

Hamborner REIT AG	12,777	72,649

Hammerson PLC	43,552	195,497

HomeCo Daily Needs REIT	162,475	149,440

InvenTrust Properties Corp.	6,558	210,643

Japan Metropolitan Fund Invest	591	437,993

Kimco Realty Corp.	56,670	1,339,679

Kite Realty Group Trust	18,275	478,074

Klepierre SA	18,940	767,378

Lendlease Global Commercial REIT	193,725	86,996

Link REIT	218,100	1,098,197

Macerich Co. (The)	21,399	465,000

Mercialys SA	8,472	124,082

NETSTREIT Corp.#	7,606	156,455

NewRiver REIT PLC	44,669	45,411

NNN REIT, Inc.	15,710	687,941

Phillips Edison & Co., Inc.	10,352	415,788

Primaris REIT	4,411	61,277

Realty Income Corp.	77,114	4,953,803

Regency Centers Corp.	13,715	1,067,713

Region Group	98,776	165,176

Retail Estates NV	1,199	95,594

RioCan REIT	11,906	186,345

Sasseur REIT	61,100	32,202

Saul Centers, Inc.	1,263	43,485

Scentre Group	439,067	1,179,857

Simon Property Group, Inc.	27,391	5,579,821

SITE Centers Corp.	4,500	24,705

Slate Grocery REIT, Class U	2,915	34,636

SmartCentres REIT	7,835	162,716

Starhill Global REIT	158,600	68,691

Supermarket Income REIT PLC	108,974	124,406

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

26	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Tanger, Inc.	9,484	$351,667

Unibail-Rodamco-Westfield	10,360	1,257,782

Urban Edge Properties	10,642	233,273

Vicinity Ltd.	328,112	596,663

Waypoint REIT Ltd.	58,312	104,061

Wereldhave NV	2,996	77,477

Whitestone REIT	4,055	76,802

TOTAL RETAIL		$27,881,783

SELF-STORAGE – 1.8%

Abacus Storage King	51,339	52,755

Big Yellow Group PLC	16,832	206,762

CubeSmart	19,108	773,492

Extra Space Storage, Inc.	17,830	2,555,574

National Storage Affiliates Trust	6,307	268,426

National Storage REIT	123,172	247,411

Public Storage	13,373	4,044,664

Safestore Holdings PLC	18,058	165,077

Shurgard Self Storage Ltd.	2,600	79,975

Smartstop Self Storage REIT, Inc.#	4,992	157,148

TOTAL SELF-STORAGE		$8,551,284

SINGLE-FAMILY RESIDENTIAL – 1.0%

American Homes 4 Rent, Class A	27,273	868,372

Equity LifeStyle Properties, Inc.	16,450	1,041,120

Invitation Homes, Inc.	47,071	1,354,233

Sun Communities, Inc.	9,709	1,241,199

UMH Properties, Inc.	7,096	110,343

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,615,267

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $125,041,508)		$149,707,410

TOTAL REAL ESTATE RELATED SECURITIES (COST $192,031,880)		$239,575,339

COMMODITY RELATED SECURITIES – 48.1%

EXCHANGE-TRADED FUNDS – 1.9%

COMMODITY – 1.9%
State Street SPDR S&P Global Natural Resources ETF	119,300	8,921,254

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$8,921,254

INVESTMENT COMPANIES – 46.2%

COMMODITY – 46.2%

Vanguard Commodity Strategy Fund, Admiral Shares	2,714,287	87,264,311

DFA Commodity Strategy Portfolio, Institutional Class§	20,655,987	126,827,760

Parametric Commodity Strategy Fund, Institutional Class	616,776	4,989,720

TOTAL COMMODITY		$219,081,791

TOTAL INVESTMENT COMPANIES (COST $171,230,145)		$219,081,791

TOTAL COMMODITY RELATED SECURITIES (COST $176,333,090)		$228,003,045

Description	Number of Shares	Value

SHORT-TERM INVESTMENTS – 1.4%

MONEY MARKET FUND – 1.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	6,843,306	$6,843,306

TOTAL SHORT-TERM INVESTMENT (COST $6,843,306)		$6,843,306

Description	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Bank of Montreal, 3.65%, dated 4/30/26,due 5/01/26, repurchase price $185,673,collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/37 to 2/15/67; total market value of $189,367.	$185,654	185,654

Cantor Fitzgerald Securities, 3.66%, dated 4/30/26, due 5/01/26, repurchase price $638,035, collateralized by U.S. Government Agency Securities, 2.00% to 6.81%, maturing 4/01/33 to 9/20/75; total market value of $650,729.	637,970	637,970

Daiwa Capital Markets America, Inc., 3.65%,dated 4/30/26, due 5/01/26, repurchase price $638,035, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 6.50%, maturing 5/12/27 to 5/01/56; total market value of $650,729.	637,970	637,970

HSBC Securities USA, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $638,035, collateralized by U.S. Government Agency Securities, 1.53% to 7.00%, maturing 8/01/30 to 4/01/56; total market value of $650,729.	637,970	637,970

Nomura Securities International, Inc., 3.65%, dated 4/30/26, due 5/01/26,repurchase price $638,035, collateralized by U.S. Government Agency Securities, 2.50% to 6.50%, maturing 9/01/28 to 9/01/62; total market value of $650,729.	637,970	637,970

TD Securities, Inc., 3.65%, dated 4/30/26,due 5/01/26, repurchase price $638,035,collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 3/20/53 to 10/20/55; total market value of $650,729.	637,970	637,970

TOTAL REPURCHASE AGREEMENTS (COST $3,375,504)		$3,375,504

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,375,504)		$3,375,504

TOTAL INVESTMENTS – 100.8% (Cost $378,583,780)		$477,797,194

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(3,375,504)

OTHER ASSETS LESS LIABILITIES – (0.1)%		(470,745)

TOTAL NET ASSETS – 100.0%		$473,950,945

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	27

Wilmington Real Asset Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Real Estate Related Securities

Common Stocks

Diversified	$—	$90,489	$—	$90,489

Diversified Real Estate Activities	296,266	15,892,021	—	16,188,287

Real Estate Development	267,164	2,687,028	—	2,954,192

Real Estate Operating Companies	225,212	14,586,228	—	14,811,440

Exchange-Traded Funds	39,549,443	—	—	39,549,443

Investment Company	16,274,078	—	—	16,274,078

Real Estate Investment Trusts

Data Center	14,450,087	546,889	—	14,996,976

Diversified	2,679,693	9,216,804	—	11,896,497

Health Care	22,584,670	1,309,783	—	23,894,453

Hotel & Resort	3,100,757	829,803	—	3,930,560

Industrial	15,832,481	9,780,624	—	25,613,105

Multi-Family Residential	9,687,947	1,639,440	—	11,327,387

Office	3,411,044	3,960,582	—	7,371,626

Other Specialized	9,408,366	220,106	—	9,628,472

Retail	19,979,729	7,902,054	—	27,881,783

Self-Storage	7,799,304	751,980	—	8,551,284

Single-Family Residential	4,615,267	—	—	4,615,267

Commodity Related Securities

Exchange-Traded Funds	8,921,254	—	—	8,921,254

Investment Companies	219,081,791	—	—	219,081,791

Money Market Fund	6,843,306	—	—	6,843,306

Repurchase Agreements	—	3,375,504	—	3,375,504

Total Investments in Securities	$405,007,859	$72,789,335	$—	$477,797,194

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

28	STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund
ASSETS:
Investments, at identified cost	$382,614,485		$167,151,170		$378,583,780	(a)

Investments in securities, at value	$585,980,574	(b)	$235,616,290		$477,797,194	(c),(d)
Cash	—		916,534		—
Deposits for financial futures contracts	1,141,000		7,149,523		—
Cash denominated in foreign currencies	2,161,323	(e)	783,740	(e)	197,602	(e)
Variation margin receivable for financial futures contracts	302,954		—		—
Income receivable	2,123,101		659,139		429,849
Foreign tax reclaim receivable	2,330,563		380,593		120,920
Receivable for shares sold	114,589		65,379		296,825
Unrealized appreciation on forward foreign currency contracts	—		76,630		—
Receivable for investments sold	785,611		477,889		—
Prepaid and other assets	26,894		32,668		29,706

TOTAL ASSETS	594,966,609		246,158,385		478,872,096

LIABILITIES:
Collateral for securities on loan	21,655,797		—		3,375,504
Due to custodian	68,471		—		—
Deferred foreign capital gains tax payable	67,171		14,296		—
Variation margin payable for financial futures contracts	21,166		1,055,073		—
Payable for investments purchased	274,720		1,438,118		1,084,632
Unrealized depreciation on forward foreign currency contracts	—		766,949		—
Payable for shares redeemed	69,795		5,462		76,227
Payable to sub-advisors	151,517		107,046		23,329
Payable for Trustees’ fees	6,019		6,019		6,019
Payable for administration fees	12,803		5,451		10,432
Payable for distribution services fees	844		51		213
Payable for investment advisory fees	128,435		85,490		134,666
Other accrued expenses	445,100		254,459		210,129

TOTAL LIABILITIES	22,901,838		3,738,414		4,921,151

NET ASSETS	$572,064,771		$242,419,971		$473,950,945

NET ASSETS CONSIST OF:

Paid-in capital	$348,417,131		$183,840,339		$416,724,934
Distributable earnings (loss)	223,647,640		58,579,632		57,226,011

TOTAL NET ASSETS	$572,064,771		$242,419,971		$473,950,945

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$4,227,811		$265,106		$1,087,915

Shares outstanding (unlimited shares authorized)	358,071		18,536		64,957

Net Asset Value per share	$11.81		$14.30		$16.75

Offering Price per share*	$12.50	**	$15.13	**	$17.72	**

Class I
Net Assets	$567,836,960		$242,154,865		$472,863,030

Shares outstanding (unlimited shares authorized)	47,293,562		16,497,388		27,642,506

Net Asset Value and Offering Price per share	$12.01		$14.68		$17.11

(a)	Includes $97,632,300 of investments in affiliated issuers.
(b)	Including $20,845,087 of securities on loan (Note 2).
(c)	Includes $126,827,760 of investments in affiliated issuers.
(d)	Including $3,328,650 of securities on loan (Note 2).
(e)	Cost of cash denominated in foreign currencies was $2,158,450, $781,530 and $200,240, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	29

Year Ended April 30, 2026	Wilmington International Fund	Wilmington Global Alpha Equities Fund	Wilmington Real Asset Fund
INVESTMENT INCOME:
Dividends	$13,994,135 (a)	$5,127,973 (a)	$29,368,662	(a),(b)
Interest	24,637	172,425	(175)
Securities lending income, net	194,576	—	20,968

TOTAL INVESTMENT INCOME	14,213,348	5,300,398	29,389,455

EXPENSES:
Investment advisory fees	4,225,583	2,778,752	2,174,760
Administration fees	152,165	68,034	118,427
Portfolio accounting and administration fees	178,031	144,062	159,798
Custodian fees	173,209	118,869	34,451
Transfer and dividend disbursing agent fees and expenses	44,812	10,789	8,718
Trustees’ fees	80,948	80,948	80,948
Professional fees	275,815	198,768	190,412
Distribution services fee—Class A	9,567	615	2,305
Shareholder services fee—Class A	9,567	615	2,305
Share registration costs	31,138	32,993	33,888
Printing and postage	27,272	23,249	28,389
Miscellaneous	61,762	55,211	49,739

TOTAL EXPENSES	5,269,869	3,512,905	2,884,140

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(743,633)	(502,315)	(470,222)
Waiver of shareholder services fee—Class A	(9,567)	(615)	(2,305)

TOTAL WAIVERS AND REIMBURSEMENTS	(753,200)	(502,930)	(472,527)

Net expenses	4,516,669	3,009,975	2,411,613

Net investment income	9,696,679	2,290,423	26,977,842

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	52,705,798	24,099,599 (c)	(3,206,118	)(c)
Net realized gain (loss) on affiliated investments	—	—	(2,389,194)
Net realized gain (loss) on forward foreign currency contracts	—	1,407,509	—
Net realized gain (loss) on foreign currency transactions	(2,472)	(46,080)	16,515
Net realized gain (loss) on financial futures contracts	867,340	(19,376,253)	—

Net realized gain (loss)	53,570,666	6,084,775	(5,578,797)

Net change in unrealized appreciation (depreciation) on unaffiliated investments	90,441,630 (d)	17,020,372 (d)	52,644,873
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	34,727,799
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	706,595	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	19,546	(5,012)	(7,022)
Net change in unrealized appreciation (depreciation) on financial futures contracts	(483,473)	(6,490,013)	—

Net change in unrealized appreciation (depreciation)	89,977,703	11,231,942	87,365,650

Net realized and unrealized gain (loss)	143,548,369	17,316,717	81,786,853

Change in net assets resulting from operations	$153,245,048	$19,607,140	$108,764,695

(a)	Net of foreign withholding taxes of $1,632,935, $461,286 and $283,568, respectively.
(b)	Includes $10,665,776 received from affiliated issuers.
(c)	Net of foreign capital gains tax paid of $1,354 and $1,104, respectively.
(d)	Net of change in deferred foreign capital gains tax accrued of $32,598 and $9,834, respectively.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

30	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025

OPERATIONS:
Net investment income	$9,696,679	$11,071,675	$2,290,423	$2,249,130
Net realized gain (loss)	53,570,666	33,643,983	6,084,775	15,175,252
Net change in unrealized appreciation (depreciation)	89,977,703	27,903,152	11,231,942	(304,388)

Change in net assets resulting from operations	153,245,048	72,618,810	19,607,140	17,119,994

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(345,059)	(90,506)	(287)	(3,186)
Class I	(48,541,645)	(15,810,220)	(405,769)	(3,134,540)

Total distributions to shareholders	(48,886,704)	(15,900,726)	(406,056)	(3,137,726)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	243,447	14,457	36,738	5,603
Class I	29,402,185	45,695,196	24,529,190	70,912,988
Distributions reinvested
Class A	280,254	75,175	246	2,909
Class I	26,412,372	2,803,020	167,557	1,212,468
Cost of shares redeemed
Class A	(278,784)	(309,360)	(14,999)	(3,548)
Class I	(87,638,638)	(142,172,520)	(41,884,211)	(61,889,430)

Change in net assets resulting from share transactions	(31,579,164)	(93,894,032)	(17,165,479)	10,240,990

Change in net assets	72,779,180	(37,175,948)	2,035,605	24,223,258

NET ASSETS:
Beginning of year	499,285,591	536,461,539	240,384,366	216,161,108

End of year	$572,064,771	$499,285,591	$242,419,971	$240,384,366

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	22,246	1,578	2,639	442
Class I	2,649,667	4,864,209	1,726,684	5,255,092
Distributions reinvested
Class A	26,252	8,368	18	224
Class I	2,419,669	307,596	11,734	91,163
Shares redeemed
Class A	(25,023)	(34,066)	(1,062)	(274)
Class I	(7,855,850)	(14,751,822)	(2,960,902)	(4,720,821)

Net change resulting from share transactions	(2,763,039)	(9,604,137)	(1,220,889)	625,826

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	31

	Wilmington Real Asset Fund

	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$26,977,842	$10,064,878
Net realized gain (loss)	(5,578,797)	(7,930,030)
Net change in unrealized appreciation (depreciation)	87,365,650	29,918,639

Change in net assets resulting from operations	108,764,695	32,053,487

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(61,728)	(22,044)
Class I	(28,386,533)	(10,059,547)

Total distributions to shareholders	(28,448,261)	(10,081,591)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	46,271	18,406
Class I	43,887,363	58,161,693
Distributions reinvested
Class A	60,609	21,435
Class I	11,409,318	4,584,899
Cost of shares redeemed
Class A	(62,790)	(93,904)
Class I	(48,230,463)	(78,221,764)

Change in net assets resulting from share transactions	7,110,308	(15,529,235)

Change in net assets	87,426,742	6,442,661
NET ASSETS:
Beginning of year	386,524,203	380,081,542

End of year	$473,950,945	$386,524,203

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	2,889	1,308
Class I	2,935,686	4,074,564
Distributions reinvested
Class A	4,228	1,578
Class I	779,832	331,337
Shares redeemed
Class A	(4,373)	(6,711)
Class I	(3,158,177)	(5,507,156)

Net change resulting from share transactions	560,085	(1,105,080)

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

32	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERNATIONAL FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 9.76	$ 8.83	$ 8.37	$ 8.44	$10.47
Income (Loss) From Operations:
Net Investment Income(a)	0.17	0.17	0.15	0.15	0.10
Net Realized and Unrealized Gain (Loss)	2.89	1.02	0.49	0.08	(1.75)

Total Income (Loss) From Operations	3.06	1.19	0.64	0.23	(1.65)

Less Distributions From:
Net Investment Income	(0.28)	(0.26)	(0.18)	(0.13)	(0.16)
Net Realized Gains	(0.73)	—	—	(0.17)	(0.22)

Total Distributions	(1.01)	(0.26)	(0.18)	(0.30)	(0.38)

Net Asset Value, End of Year	$ 11.81	$ 9.76	$ 8.83	$ 8.37	$8.44

Total Return(b)	32.64%	13.69%	7.81%	3.01%	(16.31)%
Net Assets, End of Year (000’s)	$4,228	$3,266	$3,166	$2,836	$2,957
Ratios to Average Net Assets
Gross Expense(c)	1.47%	1.46%	1.45%	1.48%	1.48%
Net Expense(c),(d)	1.08%	1.08%	1.08%	1.09%	1.10%
Net Investment Income	1.52%	1.82%	1.77%	1.87%	1.00%
Portfolio Turnover Rate	34%	34%	108%	76%	71%

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 9.90	$ 8.94	$ 8.46	$ 8.52	$10.56
Income (Loss) From Operations:
Net Investment Income(a)	0.20	0.19	0.17	0.17	0.13
Net Realized and Unrealized Gain (Loss)	2.93	1.04	0.50	0.08	(1.77)

Total Income (Loss) From Operations	3.13	1.23	0.67	0.25	(1.64)

Less Distributions From:
Net Investment Income	(0.29)	(0.27)	(0.19)	(0.14)	(0.18)
Net Realized Gains	(0.73)	—	—	(0.17)	(0.22)

Total Distributions	(1.02)	(0.27)	(0.19)	(0.31)	(0.40)

Net Asset Value, End of Year	$ 12.01	$ 9.90	$ 8.94	$ 8.46	$8.52

Total Return(b)	33.02%	14.00%	8.10%	3.23%	(16.10)%
Net Assets, End of Year (000’s)	$567,837	$496,020	$533,296	$515,032	$614,339
Ratios to Average Net Assets
Gross Expense(c)	0.97%	0.96%	0.95%	0.98%	0.99%
Net Expense(c),(d)	0.83%	0.83%	0.83%	0.84%	0.85%
Net Investment Income	1.79%	2.02%	2.05%	2.12%	1.27%
Portfolio Turnover Rate	34%	34%	108%	76%	71%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$13.23	$12.36	$11.76	$11.68	$11.97
Income (Loss) From Operations:
Net Investment Income(a)	0.09	0.10	0.10	0.10	0.01
Net Realized and Unrealized Gain (Loss)	1.00	0.96	0.66	0.30	(0.24)

Total Income (Loss) From Operations	1.09	1.06	0.76	0.40	(0.23)

Less Distributions From:
Net Investment Income	(0.02)	(0.19)	(0.16)	(0.32)	(0.06)

Total Distributions	(0.02)	(0.19)	(0.16)	(0.32)	(0.06)

Net Asset Value, End of Year	$14.30	$13.23	$12.36	$11.76	$11.68

Total Return(b)	8.21%	8.59%	6.47%	3.51%	(1.97)%
Net Assets, End of Year (000’s)	$265	$224	$205	$303	$295
Ratios to Average Net Assets
Gross Expense(c)	1.95%	2.00%	1.92%	2.19%	2.30%
Net Expense(c),(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Net Investment Income	0.67%	0.80%	0.83%	0.87%	0.12%
Portfolio Turnover Rate	66%	82%	43%	68%	44%

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 13.55	$ 12.63	$ 11.99	$ 11.88	$ 12.14
Income (Loss) From Operations:
Net Investment Income(a)	0.13	0.15	0.14	0.13	0.05
Net Realized and Unrealized Gain (Loss)	1.02	0.96	0.66	0.30	(0.25)

Total Income (Loss) From Operations	1.15	1.11	0.80	0.43	(0.20)

Less Distributions From:
Net Investment Income	(0.02)	(0.19)	(0.16)	(0.32)	(0.06)

Total Distributions	(0.02)	(0.19)	(0.16)	(0.32)	(0.06)

Net Asset Value, End of Year	$ 14.68	$ 13.55	$ 12.63	$ 11.99	$ 11.88

Total Return(b)	8.53%	8.85%	6.73%	3.75%	(1.63)%
Net Assets, End of Year (000’s)	$242,155	$240,160	$215,956	$213,027	$211,957
Ratios to Average Net Assets
Gross Expense(c)	1.45%	1.50%	1.41%	1.69%	1.80%
Net Expense(c),(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Net Investment Income	0.94%	1.09%	1.13%	1.12%	0.38%
Portfolio Turnover Rate	66%	82%	43%	68%	44%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

34	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON REAL ASSET FUND

CLASS A	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$13.97		$13.22	$13.26	$ 16.30		$15.58
Income (Loss) From Operations:
Net Investment Income(a)	0.91	(b)	0.33	0.31	0.69		1.64	(b)
Net Realized and Unrealized Gain (Loss)	2.88		0.77	(0.08)	(3.04)		0.82

Total Income (Loss) From Operations	3.79		1.10	0.23	(2.35)		2.46

Less Distributions From:
Net Investment Income	(1.01)		(0.35)	(0.27)	(0.69	)(c)	(1.74)

Total Distributions	(1.01)		(0.35)	(0.27)	(0.69)		(1.74)

Net Asset Value, End of Year	$16.75		$13.97	$13.22	$ 13.26		$16.30

Total Return(d)	28.44%		8.41%	1.73%	(14.44)%		16.34%
Net Assets, End of Year (000’s)	$1,088		$ 869	$ 873	$ 941		$1,169
Ratios to Average Net Assets
Gross Expense(e)	1.18%		1.19%	1.16%	1.17%		1.17%
Net Expense(e),(f)	0.82%		0.82%	0.82%	0.85%		0.89%
Net Investment Income	6.13	%(b)	2.35%	2.36%	4.78%		10.04	%(b)
Portfolio Turnover Rate	7%		6%	3%	20%		32%

CLASS I	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 14.24		$ 13.45	$ 13.48	$ 16.54		$ 15.77
Income (Loss) From Operations:
Net Investment Income(a)	0.97	(b)	0.37	0.35	0.74		1.65	(b)
Net Realized and Unrealized Gain (Loss)	2.94		0.79	(0.09)	(3.09)		0.89

Total Income (Loss) From Operations	3.91		1.16	0.26	(2.35)		2.54

Less Distributions From:
Net Investment Income	(1.04)		(0.37)	(0.29)	(0.71	)(c)	(1.77)

Total Distributions	(1.04)		(0.37)	(0.29)	(0.71)		(1.77)

Net Asset Value, End of Year	$ 17.11		$ 14.24	$ 13.45	$ 13.48		$ 16.54

Total Return(d)	28.76%		8.70%	1.94%	(14.21)%		16.66%
Net Assets, End of Year (000’s)	$472,863		$385,655	$379,209	$409,335		$486,959
Ratios to Average Net Assets
Gross Expense(e)	0.68%		0.69%	0.66%	0.67%		0.67%
Net Expense(e),(f)	0.57%		0.57%	0.57%	0.60%		0.64%
Net Investment Income	6.38	%(b)	2.59%	2.60%	5.10%		9.98	%(b)
Portfolio Turnover Rate	7%		6%	3%	20%		32%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2026 and 2022, respectively due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	A portion of this distribution amounting to less than $0.005 per share was a tax return of capital.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	35

Wilmington Funds

April 30, 2026

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Advisor may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

36	NOTES TO FINANCIAL STATEMENTS (continued)

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2026, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

International Fund
Bank of Montreal	$4,006,322	$4,006,322	$—	$—
Citigroup Global Markets Ltd.	1,624,187	1,624,187	—	—
Daiwa Capital Markets America, Inc.	4,006,322	4,006,322	—	—
HSBC Securities USA, Inc.	1,278,309	1,278,309	—	—
HSBC Securities USA, Inc.	2,728,013	2,728,013	—	—
RBC Dominion Securities, Inc.	4,006,322	4,006,322	—	—
TD Securities, Inc.	4,006,322	4,006,322	—	—

	$21,655,797	$21,655,797	$—	$—

Real Asset Fund
Bank of Montreal	$185,654	$185,654	$—	$—

Cantor Fitzgerald Securities	637,970	637,970	—	—

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	37

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
Daiwa Capital Markets America, Inc.	$637,970	$637,970	$—	$—
HSBC Securities USA, Inc.	637,970	637,970	—	—
Nomura Securities International, Inc.	637,970	637,970	—	—
TD Securities, Inc.	637,970	637,970	—	—

	$3,375,504	$3,375,504	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Segment Reporting –Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securi-

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

38	NOTES TO FINANCIAL STATEMENTS (continued)

ties lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2026, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

International Fund	$20,845,087	$20,845,087	$—

Real Asset Fund	3,328,650	3,328,650	—

(1)

Collateral with a value of $21,655,797 and $3,375,504, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the year ended April 30, 2026, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	39

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of April 30, 2026.

Location on the Statements of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until April 30, 2026.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$13,175	$13,175	$—

Totals	$13,175	$13,175	$—

Global Alpha Equities Fund
Financial Futures Contracts	$30,895	$30,895	$—
Forward Foreign Currency Contracts	76,630	—	76,630

Totals	$107,525	$30,895	$76,630

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(113,142)	$(113,142)	$—

Totals	$(113,142)	$(113,142)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(5,799,536)	$(5,799,536)	$—
Forward Foreign Currency Contracts	(766,949)	—	(766,949)

Totals	$(6,566,485)	$(5,799,536)	$(766,949)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended April 30, 2026.

Derivative Type	Location on the Statements of Operations

Equity contracts	Net realized gain (loss) on financial futures contracts
Net change in unrealized appreciation (depreciation) on financial futures contracts

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$867,340	$867,340	$—

Totals	$867,340	$867,340	$—

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

40	NOTES TO FINANCIAL STATEMENTS (continued)

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
Global Alpha Equities Fund
Financial Futures Contracts	$(19,376,253)	$(19,376,253)	$—
Forward Foreign Currency Contracts	1,407,509	—	1,407,509

Totals	$(17,968,744)	$(19,376,253)	$1,407,509

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(483,473)	$(483,473)	$—

Totals	$(483,473)	$(483,473)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(6,490,013)	$(6,490,013)	$—
Forward Foreign Currency Contracts	706,595	—	706,595

Totals	$(5,783,418)	$(6,490,013)	$706,595

The average quarterly volume of derivative activities for the year ended April 30, 2026 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$9,583,914	$—
Global Alpha Equities Fund	3,148,787	58,109,149

	Liability Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

Global Alpha Equities Fund	$111,601,482	$862,004

(1)	Notional Amount.

(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	41

At April 30, 2026, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Global Alpha Equities Fund
BNP Paribas	$2,410	$—	$—	$—	$2,410

Citibank N.A.	23,348	—	—	—	23,348

JP Morgan Securities LLC	748	(748)	—	—	—

Standard Chartered PLC	49,270	—	—	—	49,270

UBS Securities LLC	854	(854)	—	—	—

Total Derivative Assets	$76,630	$(1,602)	$—	$—	$75,028

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)
CIBC World Markets Corp.	$224,619	$—	$—	$—	$224,619
Deutsche Bank AG	183,628	—	—	—	183,628
HSBC Securities, Inc.	41,318	—	—	—	41,318
JP Morgan Securities LLC	31,264	(748)	—	—	30,516
Morgan Stanley	20,399	—	—	—	20,399
TD Securities Ltd.	5,624	—	—	—	5,624
UBS Securities LLC	69,156	(854)	—	—	68,302
Westpac Banking Corp.	190,941	—	—	—	190,941

Total Derivative Liabilities	$766,949	$(1,602)	$—	$—	$765,347

(1)	Excess of collateral received is not shown for financial reporting purposes.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2026.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to foreign currency transactions, mark-to-market of futures contracts, passive foreign investment companies, and losses deferred due to wash sales. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2026, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2026		2025
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$18,963,761	$29,922,943	$15,900,726	$—
Global Alpha Equities Fund	406,056	—	3,137,726	—
Real Asset Fund	28,448,261	—	10,081,591	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

42	NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2026, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
International Fund	$389,420,248	$222,640,875	$(26,180,516)	$196,460,359
Global Alpha Equities Fund	172,278,798	78,843,804	(18,004,821)	60,838,983
Real Asset Fund	390,179,766	116,293,299	(28,675,871)	87,617,428

As of April 30, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

International Fund	$4,697,581	$22,374,305	$—	$196,575,754	$—	$—	$223,647,640

Global Alpha Equities Fund	3,897,336	—	2	60,863,097	(6,180,803)	—	58,579,632

Real Asset Fund	1,296,992	—	4	87,623,628	(31,694,613)	—	57,226,011

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2026, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Global Alpha Equities Fund	$(6,180,803)	$—	$(6,180,803)
Real Asset Fund	(1,111,408)	(30,583,205)	(31,694,613)

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors
International Fund
WFMC	$2,443,609	$(743,633)	0.45%
Sub-advisors:
Wellington Management Company LP	1,781,974	—	0.33%

Total(a)	$4,225,583	$(743,633)

Global Alpha Equities Fund
WFMC	$1,456,142	$(502,315)	0.60%
Sub-advisors:
Wellington Management Company LP	1,322,610	—	0.55% on the first $250 million: and 0.50% on excess of $250 million

Total(b)	$2,778,752	$(502,315)

Real Asset Fund
WFMC	$1,902,086	$(470,222)	0.45% on all Assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	43

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors
Sub-advisors:
Parametric Portfolio Associates LLC	$272,674	$—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $110 million; and 0.10% of assets in excess of $150 million

Total(c)	$2,174,760	$(470,222)

(a)	The total gross advisory and sub-advisory fees during the period were 0.78% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.14% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.51% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

International Fund	1.08%	0.83%

Global Alpha Equities Fund	1.49%	1.24%

Real Asset Fund	0.82%	0.57%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2026, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

International Fund	$1,050
Global Alpha Equities Fund	27
Real Asset Fund	2

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

44	NOTES TO FINANCIAL STATEMENTS (continued)

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges. For the year ended April 30, 2026, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Certain of the Funds’ investments are in companies that are considered to be affiliated companies of the Fund because the Fund owns more than 5% of the outstanding voting securities of the company. Transactions with affiliated companies during the year ended April 30, 2026 were as follows:

Fund/ Affiliated Investment NameCaption	Value 4/30/25	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 4/30/26	Number of Shares 4/30/26	Dividend Income	Capital Gain Distributions
Real Asset Fund
Investment Company - 26.8%*
DFA Commodity Strategy Portfolio, Institutional Class	$100,823,380	$10,665,775	$17,000,000	$(2,389,194)	$34,727,799	$126,827,760	20,655,987	$10,665,776	$—

*	As a percentage of Net Assets as of April 30, 2026.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2026 were as follows:

Fund	Purchases	Sales

International Fund	$177,601,595	$245,657,507
Global Alpha Equities Fund	149,386,785	192,537,453
Real Asset Fund	33,335,679	29,669,708

7.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	45

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 25, 2026. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 24, 2027.

The Funds did not utilize the LOC during the year ended April 30, 2026.

10.	RECENT ACCOUNTING STANDARD

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which provides for enhanced income tax disclosures, including income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. Management of the Funds has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure. Accordingly, no additional income tax disclosures have been included in the financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

46

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington International Fund, Wilmington Global Alpha Equities Fund and Wilmington Real Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington International Fund, Wilmington Global Alpha Equities Fund and Wilmington Real Asset Fund (three of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2026

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

47

FEDERAL TAX INFORMATION (UNAUDITED)

Complete information regarding the tax status of distributions will be reported on Forms 1099.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended April 30, 2026, the Funds designate the following percentages, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 243 and 854(b)(2), as qualifying for the corporate dividends received deduction:

Fund

International Fund	0.74%

Global Alpha Equities Fund	100.00%

Real Asset Fund	0.07%

For the fiscal year ended April 30, 2026, the Funds designate the following percentages of the ordinary income dividends, or such greater percentages that constitute the maximum amount allowable pursuant to Code Sections 1(h)(11) and 854(b)(2), as qualified dividend income which may be subject to a maximum rate of federal income tax of 20%:

Fund

International Fund	56.16%

Global Alpha Equities Fund	100.00%

Real Asset Fund	6.38%

If the Funds meet the requirements of Section 853 of the Code, the Funds will pass through to shareholders credits of foreign taxes paid.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

48

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

49

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

50

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Additional Sub-Advisors to the	PricewaterhouseCoopers LLP
Wilmington International Fund	Two Commerce Square
Wellington Management Company LLP	2001 Market Street, Suite 1800
280 Congress Street	Philadelphia, PA 19103
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-AR-MMgr-0426
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

April 30, 2026 PRESIDENT’S MESSAGE AND ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2025, through April 30, 2026.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

During the period, the U.S. economy navigated a significant transition marked by slower but still positive growth, renewed inflation pressures, and an elevated level of policy uncertainty. The most defining development occurred in April 2025, immediately preceding the start of the fiscal year, when broad tariff announcements reshaped the global trade landscape and triggered sharp reactions across financial markets. These measures had a lasting impact on the fiscal year, increasing costs for businesses and consumers, reviving concerns about inflation, and raising questions about the durability of economic growth. As the year progressed, tariff policy evolved and shifted as the Trump administration penned deals with different countries and altered the list of product exemptions. As a result, uncertainty around trade and fiscal policy remained a persistent feature of the economic environment, weighing on business sentiment and activity.

Despite these headwinds, the economy demonstrated notable resilience. Consumer spending remained an important stabilizing force, with a strong tax refund season in 2026 providing an offset to higher energy prices. Business investment, while more cautious, continued at a robust pace in areas tied to productivity, Artificial Intelligence, and technology. Growth moderated from prior levels but remained firmly positive, avoiding the contraction that many had feared earlier in the period. Inflation trends oscillated but remained above the Federal Reserve’s (the Fed) target of 2% core inflation for another year. The pass-through effects of tariffs elevated prices of goods during the period. Later in the fiscal year the U.S.-Iran War raised energy prices, which became the dominant inflationary force at the headline level. These crosscurrents complicated the policy backdrop and kept uncertainty elevated among businesses, households, and investors.

Monetary policy reflected these competing forces. The Fed responded to signs of slowing growth and a softening labor market by easing interest rates over the course of the fiscal year, while remaining attentive to the risk that inflation could prove more persistent. By the end of the period, the federal funds rate stood at its lowest level in two years, yet expectations for additional near-term easing diminished as inflation risks re-emerged. Overall, the economy entered the new fiscal year still expanding, but with a more cautious and uneven outlook than at the start of the period.

Bond markets

Bond markets mirrored the complexity of the economic backdrop. Yields were volatile throughout the year as investors weighed the opposing forces of monetary easing, inflation risk, expanding fiscal deficits, and increased Treasury issuance. While shorter-term yields benefited from expectations for easier monetary policy for most of the period, longer-term yields faced upward pressure as investors demanded additional compensation for inflation uncertainty and fiscal risk. As a result, the yield curve steepened at various points during the period, which also coincided with increased sensitivity to long-term policy credibility from the Fed.

Credit markets experienced episodes of volatility but remained broadly resilient. Higher starting yields helped cushion returns, and default conditions remained contained, even as spreads widened modestly at times in response to policy shocks and growth concerns. Fixed income as an asset class delivered positive performance over the fiscal year, with outperformance in the High-Yield Corporate Bond asset class.

For the 12-month period May 1, 2025 to April 30, 2026, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

2.53%	4.06%	5.25%	6.34%	8.84%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

April 30, 2026 / PRESIDENT’S MESSAGE

ii

Equity markets

Equity markets faced repeated tests of resilience, but ultimately delivered constructive results over the annual fiscal year. Early in the period, global equity markets suffered sharp declines triggered by Liberation Day tariff announcements, with particular weakness in sectors sensitive to global trade, input costs, and interest rates. Market volatility increased, and investor sentiment weakened as uncertainty rose. Tariff exemptions and country-specific deals helped the market rally, performing very well for the duration of the period. Equities suffered a modest drawback upon the onset of the U.S.-Iran War, but a ceasefire and remarkably strong first-quarter-2026 earnings season helped the market recover quickly once again.

U.S. equities were led by large-cap stocks, which reached multiple new highs during the fiscal year. Performance was supported by strong results in sectors tied to innovation, productivity gains, and infrastructure investment, while more cyclical and rate-sensitive areas experienced greater pressure. The artificial intelligence theme continued to play a central role in shaping market leadership, boosting technology-related sectors for much of the period, even as periodic concerns about valuation, capital spending, and competition introduced volatility.

International equities enjoyed a period of outperformance at the beginning of the fiscal period when tariff uncertainty dominated the narrative. Valuation discounts for international equities helped attract capital flows at a time when U.S. policy unpredictability was seen as a key macro risk. However, later in the period, leadership shifted and international equities succumbed to energy vulnerability associated with the U.S.-Iran War. Over the full fiscal year, returns for developed and emerging market equities were comparable to U.S. stocks.

In summary, the period from May 2025 through April 2026 was characterized by policy uncertainty, market volatility, and a slowing but stable economy. Markets were shaped by all of these factors, but performance was a reflection of the dominance of the Artificial Intelligence investment cycle. While uncertainty remains elevated, businesses demonstrated an ability to adapt to challenging conditions, supporting overall equity and bond markets.

For the 12-month period May 1, 2025, to April 30, 2026, certain stock market indices performed as follows:

S&P 500® Index[7]	Russell 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

31.05%	44.41%	24.60%	46.68%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 18, 2026

PRESIDENT’S MESSAGE / April 30, 2026

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries:, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2026 / PRESIDENT’S MESSAGE

1

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 21.4%

FEDERAL FARM CREDIT BANK (FFCB) – 7.3%

(SOFR + 0.06%), 3.63%, 08/13/26Δ	$30,000,000	$30,000,000

3.63%, 09/15/26	140,000,000	139,964,711

(SOFR + 0.05%), 3.63%, 03/15/27Δ	150,000,000	150,000,000

(SOFR + 0.05%), 3.63%, 04/23/27Δ	100,000,000	100,000,000

(SOFR + 0.12%), 3.63%, 06/07/27Δ	100,000,000	100,000,000

(SOFR + 0.13%), 3.63%, 09/10/27Δ	75,000,000	75,000,000

(SOFR + 0.13%), 3.63%, 09/22/27Δ	100,000,000	100,000,000

(SOFR + 0.08%), 3.63%, 10/08/27Δ	100,000,000	100,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$794,964,711

FEDERAL HOME LOAN BANK (FHLB) – 13.7%

(SOFR + 0.00%), 3.63%, 07/02/26Δ	100,000,000	100,000,000

(SOFR + 0.01%), 3.63%, 09/01/26Δ	100,000,000	100,000,000

(SOFR + 0.07%), 3.63%, 09/11/26Δ	25,000,000	25,000,000

(SOFR + 0.03%), 3.63%, 10/20/26Δ	150,000,000	150,000,000

3.63%, 10/26/26‡	150,000,000	147,359,667

3.66%, 11/12/26‡	150,000,000	147,087,188

3.63%, 11/20/26‡	150,000,000	146,993,062

(SOFR + 0.03%), 3.63%, 12/07/26Δ	150,000,000	150,000,000

(SOFR + 0.12%), 3.63%, 08/04/27Δ	175,000,000	175,000,000

(SOFR + 0.18%), 3.63%, 10/20/27Δ	125,000,000	125,000,000

(SOFR + 0.12%), 3.63%, 10/29/27Δ	100,000,000	100,000,000

(SOFR + 0.17%), 3.63%, 11/05/27Δ	125,000,000	125,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,491,439,917

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%

(SOFR + 0.10%), 3.63%, 06/18/26Δ	50,000,000	50,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,336,404,628)		$2,336,404,628

U.S. TREASURY OBLIGATIONS – 37.4%

U.S. TREASURY BILLS – 32.8%

3.57%, 05/05/26‡	150,000,000	149,941,142

3.75%, 05/07/26‡	150,000,000	149,908,000

3.55%, 05/12/26‡	150,000,000	149,839,125

3.81%, 05/14/26‡	150,000,000	149,798,500

3.60%, 05/19/26‡	150,000,000	149,733,000

3.62%, 05/26/26‡	150,000,000	149,627,292

3.63%, 06/02/26‡	150,000,000	149,521,333

3.73%, 06/11/26‡	150,000,000	149,377,312

3.64%, 06/16/26‡	150,000,000	149,310,958

3.55%, 06/18/26‡	150,000,000	149,303,000

3.55%, 06/25/26‡	150,000,000	149,201,354

3.55%, 07/02/26‡	150,000,000	149,099,450

3.63%, 07/07/26‡	100,000,000	99,331,675

3.54%, 07/09/26‡	150,000,000	149,000,938

3.55%, 07/16/26‡	150,000,000	148,894,833

3.58%, 07/23/26‡	150,000,000	148,782,667

3.59%, 07/30/26‡	150,000,000	148,678,125

3.70%, 08/06/26‡	150,000,000	148,543,653

Description	Par Value	Value

3.56%, 08/13/26‡	$150,000,000	$148,483,333

3.56%, 08/20/26‡	150,000,000	148,381,250

3.59%, 08/27/26‡	100,000,000	98,844,583

3.64%, 09/17/26‡	100,000,000	98,618,688

3.68%, 10/15/26‡	150,000,000	147,488,042

3.66%, 10/29/26‡	150,000,000	147,292,542

3.80%, 03/18/27‡	150,000,000	145,104,750

TOTAL U.S. TREASURY BILLS		$3,572,105,545

U.S. TREASURY NOTES – 4.6%

3.63%, 05/15/26	80,000,000	79,983,938

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 3.74%, 01/31/27Δ	125,000,000	124,988,450

2.25%, 02/15/27	150,000,000	148,418,736

2.50%, 03/31/27	150,000,000	148,381,038

TOTAL U.S. TREASURY NOTES		$501,772,162

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,073,877,707)		$4,073,877,707

	Number of Shares

MONEY MARKET FUNDS – 1.1%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%^	13,404,960	13,404,960

Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.59%^	101,793,965	101,793,965

TOTAL MONEY MARKET FUNDS (COST $115,198,925)		$115,198,925

	Par Value

REPURCHASE AGREEMENTS – 40.3%

CIBC World Markets Corp., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $900,091,000, Collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 06/04/26 to 08/15/55; total market value $900,000,065.	$900,000,000	900,000,000

Deutsche Bank Securities, Inc., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $210,021,233, Collateralized by U.S. Treasury Securities, 1.75% to 4.75%, maturing 08/15/41 to 08/15/55; total market value $214,200,059.	210,000,000	210,000,000

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

2	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

FICC Bank of New York, 3.64%, dated 04/30/26, due 05/01/26, repurchase price $1,260,127,400, Collateralized by U.S. Treasury Securities, 0.38% to 4.00%, maturing 01/15/27 to 11/15/35; total market value $1,285,200,010.	$1,260,000,000	$1,260,000,000

FICC Mizuho Securities USA, 3.64%, dated 04/30/26, due 05/01/26, repurchase price $880,088,978, Collateralized by U.S. Treasury Securities, 3.75% to 4.38%, maturing 11/30/28 to 08/15/34; total market value $897,600,029.	880,000,000	880,000,000

Sumitomo Mitsui Banking Corp., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $1,000,101,111, Collateralized by U.S. Treasury Securities, 0.00% to 4.75%, maturing 06/30/26 to 02/15/56; total market value $1,020,000,008.	1,000,000,000	1,000,000,000

Description	Par Value	Value

TD Securities, Inc., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $150,015,167, Collateralized by U.S. Treasury Securities, 1.25% to 1.50%, maturing 06/30/28 to 02/15/30; total market value $153,000,051.	$150,000,000	$150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,400,000,000)		$4,400,000,000

TOTAL INVESTMENTS – 100.2% (COST $10,925,481,260)		$10,925,481,260

OTHER ASSETS LESS LIABILITIES – (0.2)%		(20,660,181)

TOTAL NET ASSETS – 100.0%		$10,904,821,079

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$2,336,404,628	$—	$2,336,404,628

U.S. Treasury Obligations	—	4,073,877,707	—	4,073,877,707

Money Market Funds	115,198,925	—	—	115,198,925

Repurchase Agreements	—	4,400,000,000	—	4,400,000,000

Total	$115,198,925	$10,810,282,335	$—	$10,925,481,260

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

3

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 59.0%

U.S. TREASURY BILLS - 38.7%

3.75%, 05/07/26‡	$50,000,000	$49,969,333

3.55%, 05/12/26‡	75,000,000	74,919,562

3.81%, 05/14/26‡	50,000,000	49,933,375

3.60%, 05/19/26‡	50,000,000	49,911,000

3.63%, 06/02/26‡	50,000,000	49,840,444

3.64%, 06/16/26‡	75,000,000	74,655,479

3.55%, 06/18/26‡	75,000,000	74,651,500

3.54%, 07/09/26‡	75,000,000	74,500,181

3.55%, 07/16/26‡	75,000,000	74,447,153

3.59%, 07/30/26‡	75,000,000	74,339,063

3.56%, 08/13/26‡	75,000,000	74,241,667

3.59%, 08/27/26‡	50,000,000	49,422,292

3.68%, 10/15/26‡	50,000,000	49,162,681

3.66%, 10/22/26‡	75,000,000	73,698,625

TOTAL U.S. TREASURY BILLS		$893,692,355

U.S. TREASURY NOTES – 20.3%

3.63%, 05/15/26	20,000,000	19,995,985

(U.S. Treasury 3 Month Bill Money Market Yield + 0.21%), 3.85%, 10/31/26Δ	50,000,000	50,029,061

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 3.74%, 01/31/27Δ	100,000,000	99,996,270

2.25%, 02/15/27	75,000,000	74,210,200

2.50%, 03/31/27	75,000,000	74,226,531

(U.S. Treasury 3 Month Bill Money Market Yield + 0.19%), 3.83%, 10/31/27Δ	75,000,000	75,054,600

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 3.74%, 01/31/28Δ	75,000,000	74,996,803

TOTAL U.S. TREASURY NOTES		$468,509,450

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,362,201,805)		$1,362,201,805

	Number of Shares

MONEY MARKET FUND – 1.0%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.54%^	23,904,355	23,904,355

TOTAL MONEY MARKET FUND (COST $23,904,355)		$23,904,355

Description	Par Value	Value

REPURCHASE AGREEMENTS – 40.3%

Deutsche Bank Securities, Inc., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $90,009,100, Collateralized by U.S. Treasury Security, 4.75%, maturing 11/15/43; total market value $91,800,054.	$90,000,000	$90,000,000

FICC Bank of New York, 3.64%, dated 04/30/26, due 05/01/26, repurchase price $140,014,156, Collateralized by U.S. Treasury Security, 0.38%, maturing 01/15/27; total market value $142,800,092.	140,000,000	140,000,000

FICC Mizuho Securities USA, 3.64%, dated 04/30/26, due 05/01/26, repurchase price $550,055,611, Collateralized by U.S. Treasury Securities, 1.25% to 4.13%, maturing 04/30/28 to 02/29/32; total market value $561,000,024.	550,000,000	550,000,000

TD Securities, Inc., 3.64%, dated 04/30/26, due 05/01/26, repurchase price $150,015,167, Collateralized by U.S. Treasury Securities, 1.50%, maturing 08/15/26 to 02/15/30; total market value $153,000,014.	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $930,000,000)		$930,000,000

TOTAL INVESTMENTS – 100.3% (COST $2,316,106,160)		$2,316,106,160

OTHER ASSETS LESS LIABILITIES – (0.3)%		(6,081,123)

TOTAL NET ASSETS – 100.0%		$2,310,025,037

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

4	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$—	$1,362,201,805	$—	$1,362,201,805
Money Market Fund	23,904,355	—	—	23,904,355
Repurchase Agreements	—	930,000,000	—	930,000,000

Total	$23,904,355	$2,292,201,805	$—	$2,316,106,160

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	5

April 30, 2026	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund

ASSETS:

Investments, at identified cost	$10,925,481,260	$2,316,106,160

Investments in securities, at value (including repurchase agreements of $4,400,000,000 and $930,000,000, respectively)	$10,925,481,260	$2,316,106,160
Cash	14,088	—
Income receivable	11,470,444	1,037,315
Receivable for shares sold	116,159	7,240
Prepaid assets	89,044	47,202

TOTAL ASSETS	10,937,170,995	2,317,197,917

LIABILITIES:

Income distribution payable	29,510,489	6,462,561
Payable for shares redeemed	651	465
Payable for Trustees’ fees	6,019	6,019
Payable for administration fees	241,160	53,558
Payable for distribution services fees	9,238	206
Payable for shareholder services fees	1,038,616	226,204
Payable for investment advisory fees	912,797	167,703
Other accrued expenses	630,946	256,164

TOTAL LIABILITIES	32,349,916	7,172,880

NET ASSETS	$10,904,821,079	$2,310,025,037

NET ASSETS CONSIST OF:

Paid-in capital	$10,904,951,815	$2,310,032,515
Distributable earnings (loss)	(130,736)	(7,478)

TOTAL NET ASSETS	$10,904,821,079	$2,310,025,037

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Administrative Class

Net Assets	$18,989,740	$716,084

Shares outstanding (unlimited shares authorized)	18,997,889	716,267

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class

Net Assets	$3,740,179,776	$834,383,803

Shares outstanding (unlimited shares authorized)	3,740,411,923	834,395,829

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class

Net Assets	$5,833,978,710	$1,289,007,000

Shares outstanding (unlimited shares authorized)	5,834,622,414	1,289,056,536

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class

Net Assets	$18,890,329	$320,004

Shares outstanding (unlimited shares authorized)	18,889,993	319,976

Net Asset Value and Offering Price per share	$1.000	$1.000

Preferred Institutional Class

Net Assets	$1,292,782,524	$185,598,146

Shares outstanding (unlimited shares authorized)	1,292,761,992	185,598,789

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

6	STATEMENTS OF OPERATIONS

Year Ended April 30, 2026	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:

Dividends	$2,014,161	$973,197
Interest	407,640,835	93,958,917

TOTAL INVESTMENT INCOME	409,654,996	94,932,114

EXPENSES:

Investment advisory fees	15,189,128	3,523,653
Administration fees	2,841,014	660,047
Portfolio accounting and administration fees	1,782,789	426,312
Custodian fees	151,573	59,332
Transfer and dividend disbursing agent fees and expenses	153,371	28,475
Trustees’ fees	80,948	80,948
Professional fees	244,144	165,007
Distribution services fee—Administrative Class	95,962	15,222
Distribution services fee—Service Class	69,907	781
Shareholder services fee—Administrative Class	95,962	15,222
Shareholder services fee—Institutional Class	3,579,765	859,172
Shareholder services fee—Select Class	14,253,981	3,457,768
Shareholder services fee—Service Class	69,907	781
Share registration costs	66,223	62,799
Printing and postage	44,556	24,628
Miscellaneous	290,336	159,979

TOTAL EXPENSES	39,009,566	9,540,126

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(4,642,347)	(1,432,619)
Waiver of shareholder services fee—Administrative Class	(22,374)	(3,433)
Waiver of shareholder services fee—Institutional Class	(364,017)	(85,615)
Waiver of shareholder services fee—Select Class	(5,157,073)	(1,247,951)
Waiver of shareholder services fee—Service Class	(5,696)	(613)

TOTAL WAIVERS AND REIMBURSEMENTS	(10,191,507)	(2,770,231)

Net expenses	28,818,059	6,769,895

Net investment income	380,836,937	88,162,219

REALIZED GAIN (LOSS):

Net realized gain (loss) on investments	(617)	634

Net realized gain (loss)	(617)	634

Change in net assets resulting from operations	$380,836,320	$88,162,853

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	7

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:

Net investment income	$380,836,937	$450,254,589	$88,162,219	$92,975,719
Net realized gain (loss)	(617)	24,162	634	—

Change in net assets resulting from operations	380,836,320	450,278,751	88,162,853	92,975,719

DISTRIBUTIONS TO SHAREHOLDERS:

Administrative Class	(1,363,361)	(35,669,429)	(225,603)	(11,295,192)
Institutional Class	(135,726,985)	(120,011,036)	(32,542,873)	(25,658,668)
Select Class	(212,802,954)	(257,012,681)	(51,605,822)	(55,064,369)
Service Class	(982,062)	(22,770,760)	(11,166)	(11,553)
Preferred Institutional Class	(29,952,960)	(14,791,109)	(3,776,682)	(945,930)

Total distributions to shareholders	(380,828,322)	(450,255,015)	(88,162,146)	(92,975,712)

SHARE TRANSACTIONS:

Proceeds from sale of shares

Administrative Class	174,775,867	5,286,144,940	1,801,870	1,202,070,886
Institutional Class	9,063,844,835	5,210,533,252	1,652,928,343	1,406,310,698
Select Class	11,641,822,613	11,862,479,366	2,396,029,712	2,496,803,199
Service Class	72,893,632	1,625,352,630	30,000	43,088
Preferred Institutional Class	2,946,921,515	1,720,244,555	1,051,532,249	399,636,792

Distributions reinvested

Administrative Class	3,895	4,603	19,250	17,774
Institutional Class	438,169	535,904	—	—
Select Class	1,371,765	2,483,684	1,156,315	1,528,634
Service Class	347,840	431,763	11,166	11,553
Preferred Institutional Class	4,231	4,915	4,216	4,906

Cost of shares redeemed

Administrative Class	(805,441,349)	(5,456,365,572)	(117,118,683)	(1,329,238,178)
Institutional Class	(8,134,382,862)	(5,091,970,461)	(1,532,658,833)	(1,212,937,515)
Select Class	(11,720,522,194)	(11,469,369,390)	(2,528,246,562)	(2,164,701,218)
Service Class	(279,770,303)	(1,836,872,236)	(14,512)	(8,307)
Preferred Institutional Class	(2,131,529,222)	(1,518,330,748)	(933,450,685)	(349,583,399)

Change in net assets resulting from share transactions	830,778,432	335,307,205	(7,976,154)	449,958,913

Change in net assets	830,786,430	335,330,941	(7,975,447)	449,958,920
NET ASSETS:

Beginning of year	10,074,034,649	9,738,703,708	2,318,000,484	1,868,041,564

End of year	$10,904,821,079	$10,074,034,649	$2,310,025,037	$2,318,000,484

SHARES OF BENEFICIAL INTEREST:

Shares sold

Administrative Class	174,775,867	5,286,144,940	1,801,870	1,202,070,886
Institutional Class	9,063,844,835	5,210,533,252	1,652,928,343	1,406,310,698
Select Class	11,641,822,613	11,862,479,366	2,396,029,712	2,496,803,199
Service Class	72,893,632	1,625,352,630	30,000	43,088
Preferred Institutional Class	2,946,921,515	1,720,244,555	1,051,532,249	399,636,792

Distributions reinvested

Administrative Class	3,895	4,603	19,250	17,774
Institutional Class	438,169	535,904	—	—
Select Class	1,371,765	2,483,684	1,156,315	1,528,634
Service Class	347,840	431,763	11,166	11,553
Preferred Institutional Class	4,231	4,915	4,216	4,906

Shares redeemed

Administrative Class	(805,441,349)	(5,456,365,572)	(117,118,683)	(1,329,238,178)
Institutional Class	(8,134,382,862)	(5,091,970,461)	(1,532,658,833)	(1,212,937,515)
Select Class	(11,720,522,194)	(11,469,369,390)	(2,528,246,562)	(2,164,701,218)
Service Class	(279,770,303)	(1,836,872,236)	(14,512)	(8,307)
Preferred Institutional Class	(2,131,529,222)	(1,518,330,748)	(933,450,685)	(349,583,399)

Net change resulting from share transactions	830,778,432	335,307,205	(7,976,154)	449,958,913

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

8	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022
ADMINISTRATIVE CLASS
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.036		0.043	0.047		0.026		0.000	(a)
Net Realized Gain (Loss)	(0.002)		0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)

Total Income (Loss) From Operations	0.034		0.043	0.047		0.026		0.000

Less Distributions From:
Net Investment Income	(0.034)		(0.043)	(0.047)		(0.026)		(0.000	)(a)

Net Asset Value, End of Year	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	3.50%		4.37%	4.85%		2.59%		0.02%
Net Assets, End of Year (000’s)	$18,990		$649,315	$819,609		$773,332		$1,163,736
Ratios to Average Net Assets
Gross Expense(b)	0.71%		0.71%	0.81%		0.81%		0.81%
Net Expense(b),(c)	0.60%		0.60%	0.60%		0.54%		0.08%
Net Investment Income	3.55%		4.28%	4.77%		2.42%		0.02%

	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022
INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.038		0.046	0.051		0.029		0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)

Total Income (Loss) From Operations	0.038		0.046	0.051		0.029		0.000

Less Distributions From:
Net Investment Income	(0.038)		(0.046)	(0.051)		(0.029)		(0.000	)(a)

Net Asset Value, End of Year	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	3.87%		4.74%	5.22%		2.90%		0.02%
Net Assets, End of Year (000’s)	$3,740,180		$2,810,414	$2,691,292		$2,469,665		$1,756,769
Ratios to Average Net Assets
Gross Expense(b)	0.31%		0.31%	0.34%		0.31%		0.31%
Net Expense(b),(c)	0.25%		0.25%	0.25%		0.25%		0.08%
Net Investment Income	3.79%		4.64%	5.10%		2.96%		0.02%

	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022
SELECT CLASS
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.037		0.046	0.050		0.028		0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)

Total Income (Loss) From Operations	0.037		0.046	0.050		0.028		0.000

Less Distributions From:
Net Investment Income	(0.037)		(0.046)	(0.050)		(0.028)		(0.000	)(a)

Net Asset Value, End of Year	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	3.80%		4.66%	5.11%		2.81%		0.02%
Net Assets, End of Year (000’s)	$5,833,979		$5,911,476	$5,515,811		$6,062,727		$3,997,179
Ratios to Average Net Assets
Gross Expense(b)	0.46%		0.46%	0.56%		0.56%		0.56%
Net Expense(b),(c)	0.32%		0.32%	0.35%		0.34%		0.08%
Net Investment Income	3.73%		4.56%	5.00%		2.91%		0.02%

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	9

	Year Ended April 30, 2026		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022
SERVICE CLASS
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.035		0.042	0.046		0.024		0.000	(a)
Net Realized Gain (Loss)	(0.001)		0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)
Total Income (Loss) From Operations	0.034		0.042	0.046		0.024		0.000
Less Distributions From:
Net Investment Income	(0.034)		(0.042)	(0.046)		(0.024)		(0.000	)(a)
Net Asset Value, End of Year	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	3.48%		4.31%	4.73%		2.43%		0.01%
Net Assets, End of Year (000’s)	$18,890		$225,430	$436,534		$645,974		$500,998
Ratios to Average Net Assets
Gross Expense(b)	0.71%		0.71%	0.81%		0.81%		0.81%
Net Expense(b),(c)	0.64%		0.66%	0.72%		0.72%		0.08%
Net Investment Income	3.51%		4.21%	4.62%		2.49%		0.01%

	Year Ended April 30, 2026		Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
PREFERRED INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.039		0.047	0.018
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)
Total Income (Loss) From Operations	0.039		0.047	0.018
Less Distributions From:
Net Investment Income	(0.039)		(0.047)	(0.018)
Net Asset Value, End of Year	$1.000		$1.000	$1.000

Total Return	3.97%		4.83%	1.79	%(d)
Net Assets, End of Year (000’s)	$1,292,782		$477,400	$275,458
Ratios to Average Net Assets
Gross Expense(b)	0.21%		0.21%	0.31	%(e)
Net Expense(b),(c)	0.16%		0.16%	0.16	%(e)
Net Investment Income	3.85%		4.57%	5.29	%(e)

(a)	Represents less than $0.001.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(d)	Total returns for periods of less than one year are not annualized.

(e)	Annualized for periods less than one year.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

10	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
ADMINISTRATIVE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.037	0.043	0.047	0.026	0.000	(a)
Net Realized Gain (Loss)	(0.003)	0.000	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.034	0.043	0.047	0.026	0.000

Less Distributions From:
Net Investment Income	(0.034)	(0.043)	(0.047)	(0.026)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	3.46%	4.36%	4.85%	2.59%	0.02%
Net Assets, End of Year (000’s)	$716	$116,005	$243,127	$238,372	$336,133
Ratios to Average Net Assets
Gross Expense(b)	0.72%	0.72%	0.82%	0.83%	0.82%
Net Expense(b),(c)	0.60%	0.60%	0.60%	0.54%	0.07%
Net Investment Income	3.70%	4.25%	4.74%	2.40%	0.02%

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.038	0.046	0.051	0.029	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.038	0.046	0.051	0.029	0.000

Less Distributions From:
Net Investment Income	(0.038)	(0.046)	(0.051)	(0.029)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	3.86%	4.73%	5.22%	2.90%	0.02%
Net Assets, End of Year (000’s)	$834,384	$714,117	$520,749	$511,825	$342,827
Ratios to Average Net Assets
Gross Expense(b)	0.32%	0.32%	0.36%	0.33%	0.32%
Net Expense(b),(c)	0.25%	0.25%	0.25%	0.25%	0.09%
Net Investment Income	3.79%	4.60%	5.10%	3.04%	0.02%

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
SELECT CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.037	0.046	0.050	0.028	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.037	0.046	0.050	0.028	0.000

Less Distributions From:
Net Investment Income	(0.037)	(0.046)	(0.050)	(0.028)	(0.000	)(a)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	3.79%	4.65%	5.11%	2.81%	0.02%
Net Assets, End of Year (000’s)	$1,289,007	$1,420,073	$1,086,464	$1,122,678	$615,858
Ratios to Average Net Assets
Gross Expense(b)	0.47%	0.47%	0.57%	0.58%	0.57%
Net Expense(b),(c)	0.32%	0.32%	0.35%	0.34%	0.08%
Net Investment Income	3.73%	4.53%	4.99%	2.95%	0.02%

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	11

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022
SERVICE CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.036	0.044	0.046		0.024	0.000	(a)
Net Realized Gain (Loss)	0.000 (a)	0.000	0.000	(a)	0.000 (a)	0.000	(a)
Total Income (Loss) From Operations	0.036	0.044	0.046		0.024	0.000
Less Distributions From:
Net Investment Income	(0.036)	(0.044)	(0.046)		(0.024)	(0.000	)(a)
Net Asset Value, End of Year	$1.000	$1.000	$1.000		$1.000	$1.000

Total Return	3.64%	4.50%	4.73%		2.43%	0.01%
Net Assets, End of Year (000’s)	$320	$293	$247		$166	$290
Ratios to Average Net Assets
Gross Expense(b)	0.72%	0.72%	0.82%		0.83%	0.82%
Net Expense(b),(c)	0.46%	0.45%	0.72%		0.71%	0.09%
Net Investment Income	3.57%	4.40%	4.63%		2.16%	0.01%

	Year Ended April 30, 2026	Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
PREFERRED INSTITUTIONAL CLASS
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.038	0.047	0.018
Net Realized Gain (Loss)	0.001	0.000	0.000	(a)
Total Income (Loss) From Operations	0.039	0.047	0.018
Less Distributions From:
Net Investment Income	(0.039)	(0.047)	(0.018)
Net Asset Value, End of Year	$1.000	$1.000	$1.000

Total Return	3.95%	4.82%	1.79	%(d)
Net Assets, End of Year (000’s)	$185,598	$67,512	$17,455
Ratios to Average Net Assets
Gross Expense(b)	0.22%	0.21%	0.33	%(e)
Net Expense(b),(c)	0.16%	0.16%	0.16	%(e)
Net Investment Income	3.76%	4.47%	5.22	%(e)

(a)	Represents less than $0.001.

(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(d)	Total returns for periods of less than one year are not annualized.

(e)	Annualized for periods less than one year.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

12	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

April 30, 2026

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offer Service Class, Select Class, Administrative Class, Institutional Class and Preferred Institutional Class shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	13

the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2026, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
CIBC World Markets Corp.	$900,000,000	$900,000,000	$—	$—
Deutsche Bank Securities, Inc.	210,000,000	210,000,000	——
FICC Bank of New York	1,260,000,000	1,260,000,000	——
FICC Mizuho Securities USA	880,000,000	880,000,000	——
Sumitomo Mitsui Banking Corp.	1,000,000,000	1,000,000,000	——
TD Securities, Inc.	150,000,000	150,000,000	——

	$4,400,000,000	$4,400,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$90,000,000	$90,000,000	$—	$—
FICC Bank of New York	140,000,000	140,000,000	——
FICC Mizuho Securities USA	550,000,000	550,000,000	——
TD Securities, Inc.	150,000,000	150,000,000	——

	$930,000,000	$930,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2026.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassi-

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

14	NOTES TO FINANCIAL STATEMENTS (continued)

fied between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2026, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

	2026		2025
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

U.S. Government Money Market Fund	$380,828,322	$—	$450,255,015	$—
U.S. Treasury Money Market Fund	88,162,146	—	92,975,712	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

As of April 30, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

U.S. Government Money Market Fund	$29,503,349	$—	$(29,510,489)	$—	$(123,596)	$—	$(130,736)
U.S. Treasury Money Market Fund	6,455,083	—	(6,462,561)	—	—	—	(7,478)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2026, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Total Capital Loss Carryforwards

U.S. Government Money Market Fund	$(123,596)	$(123,596)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

U.S. Government Money Market Fund	0.15%

U.S. Treasury Money Market Fund	0.15%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

			Current Contractual Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class	Preferred Institutional Class
U.S. Government Money Market Fund	0.60%	0.25%	0.32%	0.66%*	0.16%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.32%	0.66%**	0.16%

*	In addition, for the year ended April 30, 2026, $5,696 or 0.02% of shareholder servicing fees were voluntarily waived.

**	In addition, for the year ended April 30, 2026, $613 or 0.20% of shareholder servicing fees were voluntarily waived.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	16

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2026, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Fund	Distribution Fees

U.S. Government Money Market Fund	$144,804
U.S. Treasury Money Market Fund	14,448

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares and up to 0.10% of the average daily net assets of each Fund’s Institutional Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive shareholder servicing fees for each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

U.S. Government Money Market Fund	$12,422,912
U.S. Treasury Money Market Fund	2,950,832

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

16	NOTES TO FINANCIAL STATEMENTS (concluded)

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 25, 2026. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 24, 2027.

The Funds did not utilize the LOC during the year ended April 30, 2026.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund (two of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2026

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

18

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not Applicable.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

19

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third par- ties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

20

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

[This Page Intentionally Left Blank]

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-AR-MM-0426
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

April 30, 2026 PRESIDENT’S MESSAGE AND ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Fixed Income Funds Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Annual Financial Statements of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the Funds’ annual fiscal year of May 1, 2025, through April 30, 2026.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ annual fiscal year.

The economy

During the period, the U.S. economy navigated a significant transition marked by slower but still positive growth, renewed inflation pressures, and an elevated level of policy uncertainty. The most defining development occurred in April 2025, immediately preceding the start of the fiscal year, when broad tariff announcements reshaped the global trade landscape and triggered sharp reactions across financial markets. These measures had a lasting impact on the fiscal year, increasing costs for businesses and consumers, reviving concerns about inflation, and raising questions about the durability of economic growth. As the year progressed, tariff policy evolved and shifted as the Trump administration penned deals with different countries and altered the list of product exemptions. As a result, uncertainty around trade and fiscal policy remained a persistent feature of the economic environment, weighing on business sentiment and activity.

Despite these headwinds, the economy demonstrated notable resilience. Consumer spending remained an important stabilizing force, with a strong tax refund season in 2026 providing an offset to higher energy prices. Business investment, while more cautious, continued at a robust pace in areas tied to productivity, Artificial Intelligence, and technology. Growth moderated from prior levels but remained firmly positive, avoiding the contraction that many had feared earlier in the period. Inflation trends oscillated but remained above the Federal Reserve’s (the Fed) target of 2% core inflation for another year. The pass-through effects of tariffs elevated prices of goods during the period. Later in the fiscal year the U.S.-Iran War raised energy prices, which became the dominant inflationary force at the headline level. These crosscurrents complicated the policy backdrop and kept uncertainty elevated among businesses, households, and investors.

Monetary policy reflected these competing forces. The Fed responded to signs of slowing growth and a softening labor market by easing interest rates over the course of the fiscal year, while remaining attentive to the risk that inflation could prove more persistent. By the end of the period, the federal funds rate stood at its lowest level in two years, yet expectations for additional near-term easing diminished as inflation risks re-emerged. Overall, the economy entered the new fiscal year still expanding, but with a more cautious and uneven outlook than at the start of the period.

Bond markets

Bond markets mirrored the complexity of the economic backdrop. Yields were volatile throughout the year as investors weighed the opposing forces of monetary easing, inflation risk, expanding fiscal deficits, and increased Treasury issuance. While shorter-term yields benefited from expectations for easier monetary policy for most of the period, longer-term yields faced upward pressure as investors demanded additional compensation for inflation uncertainty and fiscal risk. As a result, the yield curve steepened at various points during the period, which also coincided with increased sensitivity to long-term policy credibility from the Fed.

Credit markets experienced episodes of volatility but remained broadly resilient. Higher starting yields helped cushion returns, and default conditions remained contained, even as spreads widened modestly at times in response to policy shocks and growth concerns. Fixed income as an asset class delivered positive performance over the fiscal year, with outperformance in the High-Yield Corporate Bond asset class.

For the 12-month period May 1, 2025 to April 30, 2026, certain Bloomberg indices performed as follows:1

Bloomberg U.S. Treasury Bond Index[2]	Bloomberg U.S. Aggregate Bond Index[3]	Bloomberg U.S. Credit Bond Index[4]	Bloomberg Municipal Bond Index[5]	Bloomberg U.S. Corporate High Yield Bond Index[6]

2.53%	4.06%	5.25%	6.34%	8.84%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

April 30, 2026 / PRESIDENT’S MESSAGE

ii

Equity markets

Equity markets faced repeated tests of resilience, but ultimately delivered constructive results over the annual fiscal year. Early in the period, global equity markets suffered sharp declines triggered by Liberation Day tariff announcements, with particular weakness in sectors sensitive to global trade, input costs, and interest rates. Market volatility increased, and investor sentiment weakened as uncertainty rose. Tariff exemptions and country-specific deals helped the market rally, performing very well for the duration of the period. Equities suffered a modest drawback upon the onset of the U.S.-Iran War, but a ceasefire and remarkably strong first-quarter-2026 earnings season helped the market recover quickly once again.

U.S. equities were led by large-cap stocks, which reached multiple new highs during the fiscal year. Performance was supported by strong results in sectors tied to innovation, productivity gains, and infrastructure investment, while more cyclical and rate-sensitive areas experienced greater pressure. The artificial intelligence theme continued to play a central role in shaping market leadership, boosting technology-related sectors for much of the period, even as periodic concerns about valuation, capital spending, and competition introduced volatility.

International equities enjoyed a period of outperformance at the beginning of the fiscal period when tariff uncertainty dominated the narrative. Valuation discounts for international equities helped attract capital flows at a time when U.S. policy unpredictability was seen as a key macro risk. However, later in the period, leadership shifted and international equities succumbed to energy vulnerability associated with the U.S.-Iran War. Over the full fiscal year, returns for developed and emerging market equities were comparable to U.S. stocks.

In summary, the period from May 2025 through April 2026 was characterized by policy uncertainty, market volatility, and a slowing but stable economy. Markets were shaped by all of these factors, but performance was a reflection of the dominance of the Artificial Intelligence investment cycle. While uncertainty remains elevated, businesses demonstrated an ability to adapt to challenging conditions, supporting overall equity and bond markets.

For the 12-month period May 1, 2025, to April 30, 2026, certain stock market indices performed as follows:

S&P 500® Index[7]	Russell 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

31.05%	44.41%	24.60%	46.68%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

May 18, 2026

PRESIDENT’S MESSAGE / April 30, 2026

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries:, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

April 30, 2026 / PRESIDENT’S MESSAGE

1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 6.47%, 05/01/33Δ	$4,148	$4,203

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,142)		$4,203

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	1,938	1,940

WHOLE LOAN – 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.28%, 02/25/34Δ	15,582	15,042

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.76%, 11/25/35Δ	8,066	9,493

TOTAL WHOLE LOAN		$24,535

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $25,482)		$26,475

CORPORATE BONDS – 37.3%

AEROSPACE & DEFENSE – 1.6%
Boeing Co. (The), Sr. Unsecured
3.20%, 03/01/29	150,000	144,595

5.81%, 05/01/50	3,000,000	2,934,728

General Dynamics Corp., Company Guaranteed,

4.95%, 08/15/35	1,000,000	1,005,408

L3Harris Technologies, Inc., Sr. Unsecured

2.90%, 12/15/29	835,000	789,681
5.40%, 07/31/33	3,000,000	3,073,467
5.35%, 06/01/34	2,900,000	2,949,822

TOTAL AEROSPACE & DEFENSE		$10,897,701

AUTOMOTIVE – 1.6%
Ford Motor Credit Co. LLC, Sr. Unsecured

2.90%, 02/16/28	250,000	240,859

5.73%, 09/05/30	3,000,000	3,021,003

5.87%, 10/31/35#	2,000,000	1,950,151

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	989,665

General Motors Financial Co., Inc., Sr. Unsecured

1.50%, 06/10/26	3,000,000	2,991,093

5.45%, 07/15/30	2,000,000	2,047,947

TOTAL AUTOMOTIVE		$11,240,718

BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,229,343

Description	Par Value	Value

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	$100,000	$86,468

CAPITAL MARKETS – 1.9%

Bank of America Corp., Subordinated, (SOFR + 1.57%), 5.49%, 04/23/37Δ	3,000,000	2,973,244

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28#	775,000	749,919

Goldman Sachs Group, Inc. (The), Sr. Unsecured (3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,063,179

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	986,593

JPMorgan Chase & Co., Sr. Unsecured, (SOFR + 1.26%), 5.15%, 04/23/37Δ	3,000,000	2,986,639

Morgan Stanley, Sr. Unsecured, (SOFR + 1.18%), 5.07%, 01/30/37Δ	3,000,000	2,927,237

Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	856,442

TOTAL CAPITAL MARKETS		$13,543,253

CHEMICALS – 0.1%

Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27	775,000	774,830

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Global Payments, Inc., Sr. Unsecured 4.50%, 11/15/28	2,600,000	2,581,068

2.90%, 05/15/30	1,000,000	916,886

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,497,954

COMPUTERS – 0.4%

Hewlett Packard Enterprise Co., Sr. Unsecured, 4.50%, 03/23/28	3,000,000	3,001,588

DIVERSIFIED FINANCIAL SERVICES – 8.2%

American Express Co., Sr. Unsecured, (SOFR + 0.81%), 4.35%, 07/20/29Δ	2,770,000	2,765,841

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,080,336

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	153,860

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,000,335

Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29Δ	2,550,000	2,571,927

Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	4,675,000	4,728,657

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

2	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	$2,120,000	$2,145,459

Capital One Financial Corp., Subordinated, (SOFR + 2.04%), 6.18%, 01/30/36Δ	3,000,000	3,047,307

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,872,152

Citigroup, Inc., Sr. Unsecured, (SOFR + 1.49%), 5.17%, 09/11/36Δ	3,000,000	2,965,559

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,883,482

Fifth Third Bancorp, Sr. Unsecured

2.55%, 05/05/27	780,000	767,271

3.95%, 03/14/28#	3,000,000	2,975,940

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,287,689

(SOFR + 0.95%), 4.57%, 04/29/32Δ	2,000,000	1,967,557

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,080,908

Huntington Bancshares, Inc., Subordinated, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.35%), 5.61%, 01/28/41Δ	2,000,000	1,954,729

Huntington National Bank (The), Sr. Unsecured, (SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,012,304

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 4.91%, 05/15/47#,Δ	1,000,000	906,250

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,059,743

PNC Financial Services Group, Inc. (The), Sr. Unsecured 3.45%, 04/23/29	100,000	97,725

(SOFR + 1.20%), 5.49%, 05/14/30Δ	2,000,000	2,054,784

Royal Bank of Canada, Sr. Unsecured,, (SOFR + 0.89%), 4.50%, 08/06/29Δ	3,430,000	3,435,562

Toronto-Dominion Bank (The), Sr. Unsecured, 4.86%, 01/31/28	1,510,000	1,522,695

Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 4.57%, 06/02/28	3,095,000	3,108,426

Truist Bank, Subordinated, BKNT

3.80%, 10/30/26	1,000,000	997,851

2.25%, 03/11/30	1,850,000	1,690,122

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,563,383

U.S. Bancorp, Sr. Unsecured, (SOFR + 1.30%), 5.08%, 05/15/31Δ	1,745,000	1,770,592

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	804,605

TOTAL DIVERSIFIED FINANCIAL SERVICES		$57,273,051

ELECTRIC – 4.4%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,461,164

Description	Par Value	Value

DTE Energy Co., Sr. Unsecured

4.95%, 07/01/27	$2,000,000	$2,012,248

5.20%, 04/01/30	4,000,000	4,083,932

Duke Energy Indiana LLC, 1st Mortgage, 5.90%, 05/15/55	5,000,000	4,988,633

Entergy Arkansas LLC, 1st Mortgage, 5.75%, 01/15/56	1,000,000	976,680

Exelon Corp., Sr. Unsecured

5.15%, 03/15/29	2,015,000	2,053,825

5.13%, 03/15/31	2,000,000	2,031,191

4.70%, 04/15/50	2,000,000	1,663,400

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,968,053

Public Service Electric and Gas Co., Secured, 4.20%, 01/01/31	2,000,000	1,978,255

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	38,131

Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,180,440

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	215,976

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	750,000	718,493

1.80%, 10/15/30	394,000	347,697

Wisconsin Public Service Corp., Sr. Unsecured, 4.25%, 01/15/31#	2,000,000	1,977,079

TOTAL ELECTRIC		$30,695,197

FOOD & STAPLES RETAILING – 1.2%

Campbell’s Company (The), Sr. Unsecured, 4.55%, 03/21/31	3,000,000	2,913,480

Conagra Brands, Inc., Sr. Unsecured

1.38%, 11/01/27	200,000	190,603

5.40%, 11/01/48#	665,000	569,342

General Mills, Inc., Sr. Unsecured, 2.88%, 04/15/30	5,000,000	4,675,847

TOTAL FOOD & STAPLES RETAILING		$8,349,272

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,089,443

HEALTHCARE-PRODUCTS – 0.4%

Solventum Corp., Sr. Unsecured, 5.45%, 02/25/27	537,000	540,764

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27	2,000,000	2,008,859

TOTAL HEALTHCARE-PRODUCTS		$2,549,623

HEALTHCARE-SERVICES – 0.8%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	542,164

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	865,738

Cigna Group (The), Sr. Unsecured, 2.38%, 03/15/31	250,000	225,907

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	$150,000	$143,800

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,633,535

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55#	1,000,000	674,460

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	1,350,000	1,327,194

3.95%, 10/15/42	290,000	233,556

TOTAL HEALTHCARE-SERVICES		$5,646,354

INSURANCE – 1.9%

Aon North America, Inc., Company Guaranteed, 5.75%, 03/01/54	2,000,000	1,931,206

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	373,084

CNA Financial Corp., Sr. Unsecured, 5.20%, 08/15/35	3,000,000	2,944,377

Hartford Insurance Group, Inc. (The), Sr. Unsecured, 5.95%, 10/15/36	2,000,000	2,118,399

Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	3,000,000	3,044,878

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	217,965

W.R. Berkley Corp., Sr. Unsecured

4.75%, 08/01/44	1,715,000	1,508,958

4.00%, 05/12/50	1,425,000	1,079,275

TOTAL INSURANCE		$13,218,142

MISCELLANEOUS MANUFACTURING – 0.3%

Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,805,093

OIL & GAS – 0.6%

Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,271,741

Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	902,512

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	1,800,000	1,747,440

4.90%, 03/15/45	563,000	492,999

TOTAL OIL & GAS		$4,414,692

ONLINE RETAILER – 0.4%

Meta Platforms, Inc., Sr. Unsecured, 5.50%, 11/15/45	3,000,000	2,802,146

PHARMACEUTICALS – 1.0%

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	403,868

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	88,437

Cardinal Health, Inc., Sr. Unsecured, 5.15%, 09/15/35	3,000,000	2,984,013

CVS Health Corp., Sr. Unsecured 1.30%, 08/21/27	145,000	139,312

Description	Par Value	Value

5.45%, 09/15/35	$2,000,000	$2,017,129

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	609,399

Zoetis, Inc., Sr. Unsecured

3.00%, 09/12/27	125,000	122,861

3.95%, 09/12/47	1,005,000	785,768

TOTAL PHARMACEUTICALS		$7,150,787

PIPELINES – 3.5%

Enbridge, Inc., Company Guaranteed

4.90%, 06/20/30	1,000,000	1,009,533

4.85%, 03/27/31	2,000,000	2,007,992

Energy Transfer LP, Sr. Unsecured

4.00%, 10/01/27	3,000,000	2,983,972

4.95%, 06/15/28	3,000,000	3,028,804

3.75%, 05/15/30	715,000	692,715

5.30%, 04/15/47	1,250,000	1,109,601

Enterprise Products Operating LLC, Company Guaranteed

4.20%, 01/31/50	1,120,000	890,097

4.95%, 10/15/54	500,000	440,425

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	932,469

Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	1,315,000	909,695

MPLX LP, Sr. Unsecured, 6.10%, 04/01/56	3,000,000	2,907,493

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	998,277

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	353,253

Targa Resources Corp., Company Guaranteed, 5.65%, 02/15/36	3,900,000	3,956,178

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,244,420

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,001,704

TOTAL PIPELINES		$24,466,628

REAL ESTATE INVESTMENT TRUSTS – 3.5%

American Tower Corp., Sr. Unsecured

3.13%, 01/15/27	1,000,000	991,745

4.05%, 03/15/32	1,000,000	963,524

3.10%, 06/15/50	1,500,000	961,470

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,408,252

Boston Properties LP, Sr. Unsecured

3.25%, 01/30/31	2,000,000	1,850,659

5.75%, 01/15/35	3,000,000	3,012,007

Healthcare Realty Holdings LP, Company Guaranteed

3.63%, 01/15/28	1,100,000	1,080,267

3.10%, 02/15/30	4,000,000	3,762,814

Healthpeak OP LLC, Company Guaranteed, 2.88%, 01/15/31	2,350,000	2,164,962

Prologis LP, Sr. Unsecured, 4.25%, 06/15/31	3,000,000	2,949,599

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

4	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Ventas Realty LP, Company Guaranteed

4.00%, 03/01/28	$250,000	$247,992

5.10%, 07/15/32	4,000,000	4,050,448

Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	908,864

TOTAL REAL ESTATE INVESTMENT TRUSTS		$24,352,603

RETAIL – 0.1%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	196,199

Nordstrom, Inc., Sr. Secured, 5.00%, 01/15/44	1,000,000	705,000

TOTAL RETAIL		$901,199

SEMICONDUCTORS – 1.3%

Broadcom, Inc., Sr. Unsecured

4.35%, 02/15/30	3,000,000	2,991,330

5.20%, 07/15/35	3,000,000	3,030,457

Intel Corp., Sr. Unsecured, 4.65%, 06/01/31	3,000,000	2,990,136

TOTAL SEMICONDUCTORS		$9,011,923

SOFTWARE – 1.1%

Oracle Corp., Sr. Unsecured, 6.00%, 08/03/55	4,000,000	3,349,366

Roper Technologies, Inc., Sr. Unsecured

2.00%, 06/30/30	1,345,000	1,202,876

5.10%, 09/15/35#	2,000,000	1,940,641

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,376,043

TOTAL SOFTWARE		$7,868,926

TELECOMMUNICATIONS – 1.0%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	798,063

3.55%, 09/15/55	1,423,000	916,396

T-Mobile USA, Inc., Company Guaranteed

2.55%, 02/15/31	4,000,000	3,643,450

5.75%, 01/15/34	1,275,000	1,331,128

Verizon Communications, Inc., Sr. Unsecured

2.10%, 03/22/28	50,000	48,067

2.36%, 03/15/32	305,000	266,356

TOTAL TELECOMMUNICATIONS		$7,003,460

TRANSPORTATION – 0.6%

Ryder System, Inc., Sr. Unsecured,, 4.30%, 12/01/30	1,300,000	1,285,899

Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,614,733

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	548,378

TOTAL TRANSPORTATION		$4,449,010

TRUCKING & LEASING – 0.5%

GATX Corp., Sr. Unsecured

3.85%, 03/30/27	1,500,000	1,495,118

4.00%, 06/30/30	1,000,000	977,178

Description	Par Value	Value

5.20%, 03/15/44	$640,000	$589,887

TOTAL TRUCKING & LEASING		$3,062,183

TOTAL CORPORATE BONDS (COST $267,861,613)		$260,381,587

GOVERNMENT AGENCIES – 0.8%

FEDERAL HOME LOAN BANK (FHLB) – 0.6%

3.25%, 11/16/28#	4,460,000	4,382,151

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

6.25%, 05/15/29	750,000	798,798

7.25%, 05/15/30#	400,000	448,539

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,247,337

TOTAL GOVERNMENT AGENCIES (COST $5,829,864)		$5,629,488

MORTGAGE-BACKED SECURITIES – 27.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.0%

Pool C00478, 8.50%, 09/01/26	299	300

Pool E09010, 2.50%, 09/01/27	35,516	35,043

Pool G18497, 3.00%, 01/01/29	8,972	8,874

Pool C01272, 6.00%, 12/01/31	3,660	3,752

Pool A13990, 4.50%, 10/01/33	3,437	3,441

Pool G01625, 5.00%, 11/01/33	11,533	11,606

Pool A18401, 6.00%, 02/01/34	4,341	4,546

Pool QN1900, 3.00%, 04/01/35	348,660	337,146

Pool G08097, 6.50%, 11/01/35	7,887	8,298

Pool G02296, 5.00%, 06/01/36	32,059	32,616

Pool G02390, 6.00%, 09/01/36	3,356	3,509

Pool G05317, 5.00%, 04/01/37	133,015	135,330

Pool G08193, 6.00%, 04/01/37	6,114	6,444

Pool G03703, 5.50%, 12/01/37	3,916	4,061

Pool G04776, 5.50%, 07/01/38	14,744	15,055

Pool G05500, 5.00%, 05/01/39	120,895	121,624

Pool A93415, 4.00%, 08/01/40	188,423	181,507

Pool A93505, 4.50%, 08/01/40	234,293	232,555

Pool A93996, 4.50%, 09/01/40	173,605	172,317

Pool G06222, 4.00%, 01/01/41	279,195	269,460

Pool A97047, 4.50%, 02/01/41	169,733	169,196

Pool G06956, 4.50%, 08/01/41	177,323	176,761

Pool C03750, 3.50%, 02/01/42	77,921	73,274

Pool C03849, 3.50%, 04/01/42	42,727	39,582

Pool Q08305, 3.50%, 05/01/42	314,263	300,798

Pool C04305, 3.00%, 11/01/42	839,750	769,217

Pool C09020, 3.50%, 11/01/42	631,437	593,788

Pool G07266, 4.00%, 12/01/42	537,125	520,248

Pool C04444, 3.00%, 01/01/43	27,653	25,144

Pool C09029, 3.00%, 03/01/43	119,045	109,328

Pool G08534, 3.00%, 06/01/43	146,846	134,862

Pool Q19476, 3.50%, 06/01/43	234,708	221,036

Pool C09044, 3.50%, 07/01/43	279,427	263,150

Pool G07889, 3.50%, 08/01/43	224,889	211,417

Pool G07624, 4.00%, 12/01/43	249,259	244,206

Pool G60038, 3.50%, 01/01/44	1,341,325	1,261,362

Pool G07680, 4.00%, 04/01/44	430,222	416,181

Pool G07943, 4.50%, 08/01/44	22,796	22,634

Pool G08607, 4.50%, 09/01/44	154,502	153,519

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool Q33547, 3.50%, 05/01/45	$222,375	$207,886

Pool Q36970, 4.00%, 10/01/45	101,515	96,860

Pool G60384, 4.50%, 12/01/45	15,887	15,769

Pool Q39644, 3.50%, 03/01/46	655,131	606,582

Pool Q39438, 4.00%, 03/01/46	672,096	645,806

Pool G08705, 3.00%, 05/01/46	60,946	54,754

Pool G08708, 4.50%, 05/01/46	107,038	105,145

Pool ZS4671, 3.00%, 08/01/46	394,260	353,781

Pool Q44452, 3.00%, 11/01/46	570,715	513,091

Pool ZS4693, 3.00%, 12/01/46	1,102,011	988,504

Pool SD8037, 2.50%, 01/01/50	2,229,025	1,893,599

Pool RA2341, 2.50%, 04/01/50	1,919,576	1,627,448

Pool SD8104, 1.50%, 11/01/50	2,052,580	1,576,734

Pool RA4349, 2.50%, 01/01/51	989,681	841,258

Pool SD8141, 2.50%, 04/01/51	939,639	793,519

Pool SD0778, 2.50%, 12/01/51	4,069,301	3,411,205

Pool SD8190, 3.00%, 01/01/52	1,688,787	1,493,568

Pool SD8199, 2.00%, 03/01/52	4,230,692	3,403,859

Pool QE2363, 3.50%, 05/01/52	985,842	899,415

Pool SD3139, 3.50%, 07/01/52	848,574	773,925

Pool RA7777, 4.50%, 08/01/52	2,656,174	2,559,642

Pool SD8254, 3.00%, 10/01/52	3,169,891	2,775,849

Pool SD2066, 4.00%, 12/01/52	540,162	506,935

Pool SD3238, 5.50%, 12/01/52	1,500,992	1,517,745

Pool SD2617, 5.00%, 03/01/53	4,595,326	4,553,653

Pool RA8714, 4.50%, 04/01/53	6,306,997	6,105,272

Pool RA8647, 4.50%, 05/01/53	1,961,849	1,900,436

Pool SD3786, 5.00%, 05/01/53	1,100,966	1,090,633

Pool RA9431, 5.50%, 07/01/53	2,722,015	2,771,320

Pool SD3745, 6.00%, 09/01/53	2,743,372	2,811,384

Pool SD5763, 5.50%, 07/01/54	1,913,813	1,934,388

Pool RJ2210, 6.00%, 08/01/54	4,555,297	4,664,336

Pool SL0727, 5.50%, 02/01/55	2,216,097	2,244,307

Pool SL3524, 5.50%, 06/01/55	6,501,934	6,569,973

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$69,601,768

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 17.2%

Pool 256639, 5.00%, 02/01/27	913	914

Pool 256752, 6.00%, 06/01/27	1,546	1,553

Pool 257007, 6.00%, 12/01/27	2,117	2,134

Pool AB8997, 2.50%, 04/01/28	12,971	12,793

Pool AS4480, 2.50%, 02/01/30	123,713	120,700

Pool AS7462, 2.50%, 06/01/31	70,681	68,462

Pool 254007, 6.50%, 10/01/31	1,771	1,839

Pool 254240, 7.00%, 03/01/32	6,059	6,351

Pool 638023, 6.50%, 04/01/32	17,419	18,029

Pool 642345, 6.50%, 05/01/32	10,218	10,574

Pool 651292, 6.50%, 07/01/32	25,414	26,093

Pool 686398, 6.00%, 03/01/33	28,731	29,846

Pool BP6496, 2.00%, 07/01/35	514,056	475,301

Pool MA4095, 2.00%, 08/01/35	662,023	612,103

Pool 745412, 5.50%, 12/01/35	9,568	9,866

Pool 888789, 5.00%, 07/01/36	55,016	56,367

Pool 256515, 6.50%, 12/01/36	3,992	4,206

Pool AE0217, 4.50%, 08/01/40	27,960	27,891

Pool AB1796, 3.50%, 11/01/40	164,181	156,209

Pool AH5583, 4.50%, 02/01/41	71,670	70,972

Description	Par Value	Value

Pool 890551, 4.50%, 08/01/41	$18,167	$17,988

Pool AL0658, 4.50%, 08/01/41	105,573	104,529

Pool AL1319, 4.50%, 10/01/41	130,353	129,019

Pool AL6302, 4.50%, 10/01/41	188,476	186,641

Pool AX5302, 4.00%, 01/01/42	325,586	315,402

Pool AK4523, 4.00%, 03/01/42	369,539	356,651

Pool AL2034, 4.50%, 04/01/42	35,965	35,487

Pool AB7936, 3.00%, 02/01/43	554,676	510,380

Pool AL3761, 4.50%, 02/01/43	54,814	54,416

Pool MA1458, 3.00%, 06/01/43	117,233	106,935

Pool AT7899, 3.50%, 07/01/43	775,197	733,050

Pool AS0302, 3.00%, 08/01/43	1,269,546	1,157,998

Pool AU4279, 3.00%, 09/01/43	258,472	235,762

Pool AL5537, 4.50%, 04/01/44	86,245	85,713

Pool AS3155, 4.00%, 08/01/44	13,082	12,636

Pool AX0833, 3.50%, 09/01/44	206,778	194,306

Pool AL6325, 3.00%, 10/01/44	811,884	740,337

Pool AS5136, 4.00%, 06/01/45	73,261	70,004

Pool AZ7362, 4.00%, 11/01/45	202,001	193,270

Pool AZ9565, 3.50%, 12/01/45	283,461	264,197

Pool BC0326, 3.50%, 12/01/45	260,297	242,596

Pool BC0245, 3.00%, 02/01/46	161,252	146,258

Pool BC0830, 3.00%, 04/01/46	242,218	219,698

Pool AS7568, 4.50%, 07/01/46	33,637	32,961

Pool BC4764, 3.00%, 10/01/46	337,880	303,195

Pool MA2771, 3.00%, 10/01/46	100,296	89,999

Pool AS8276, 3.00%, 11/01/46	344,753	309,346

Pool BC9003, 3.00%, 11/01/46	354,874	318,432

Pool BE1899, 3.00%, 11/01/46	1,390,055	1,247,294

Pool BE3767, 3.50%, 07/01/47	305,790	282,895

Pool BH2618, 3.50%, 08/01/47	89,866	83,138

Pool MA3088, 4.00%, 08/01/47	260,214	248,020

Pool BH4010, 4.50%, 09/01/47	238,062	233,224

Pool BH9215, 3.50%, 01/01/48	439,813	406,882

Pool BJ0650, 3.50%, 03/01/48	1,823,456	1,684,022

Pool BJ0639, 4.00%, 03/01/48	102,578	97,591

Pool BJ9169, 4.00%, 05/01/48	479,868	456,561

Pool BK4764, 4.00%, 08/01/48	453,698	431,652

Pool BN1628, 4.50%, 11/01/48	208,348	202,895

Pool BM5334, 3.50%, 01/01/49	416,934	386,339

Pool MA3871, 3.00%, 12/01/49	1,132,418	1,002,206

Pool CA5306, 3.00%, 03/01/50	930,079	819,713

Pool CA5353, 3.50%, 03/01/50	835,027	765,772

Pool MA4100, 2.00%, 08/01/50	1,089,018	881,800

Pool FM3989, 2.50%, 08/01/50	686,178	583,923

Pool CA6983, 2.00%, 09/01/50	1,893,539	1,539,421

Pool CA7106, 2.00%, 09/01/50	1,226,760	997,361

Pool MA4119, 2.00%, 09/01/50	816,651	661,241

Pool BQ2999, 2.50%, 10/01/50	1,587,497	1,346,802

Pool CA7383, 3.00%, 10/01/50	1,063,095	943,386

Pool CA7734, 2.50%, 11/01/50	1,088,612	923,246

Pool FM5297, 3.00%, 11/01/50	1,396,737	1,246,219

Pool MA4208, 2.00%, 12/01/50	844,832	683,929

Pool CA8021, 2.50%, 12/01/50	3,227,244	2,741,239

Pool FM5166, 3.00%, 12/01/50	734,342	651,188

Pool BQ4495, 2.00%, 02/01/51	4,583,703	3,697,874

Pool CA8929, 2.00%, 02/01/51	2,122,589	1,724,548

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

6	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool FM6426, 2.00%, 03/01/51	$1,796,186	$1,464,105

Pool CB0199, 3.00%, 04/01/51	578,894	507,484

Pool BR7857, 2.50%, 05/01/51	2,803,527	2,368,391

Pool FM7188, 2.50%, 05/01/51	1,906,844	1,638,196

Pool CB0727, 2.50%, 06/01/51	4,954,915	4,213,148

Pool FM8440, 2.50%, 08/01/51	1,123,623	955,130

Pool BT6823, 2.50%, 10/01/51	2,895,274	2,446,015

Pool FM9949, 2.00%, 12/01/51	716,624	584,138

Pool FM9871, 2.50%, 12/01/51	5,204,443	4,425,716

Pool BU1416, 3.00%, 01/01/52	1,732,866	1,523,834

Pool FS6380, 2.50%, 02/01/52	3,295,851	2,763,605

Pool FS0982, 3.00%, 03/01/52	1,475,876	1,304,030

Pool FS1571, 2.00%, 04/01/52	3,216,134	2,590,050

Pool CB3334, 3.50%, 04/01/52	4,602,547	4,218,766

Pool MA4598, 2.50%, 05/01/52	6,021,923	5,071,234

Pool BV7245, 4.00%, 05/01/52	5,226,134	4,918,918

Pool MA4644, 4.00%, 05/01/52	1,032,366	973,529

Pool FA0609, 2.00%, 06/01/52	4,222,485	3,398,579

Pool CB4818, 4.00%, 10/01/52	907,709	856,121

Pool CB4800, 4.50%, 10/01/52	5,330,190	5,164,018

Pool FS5676, 5.00%, 12/01/52	5,632,925	5,572,859

Pool FS6931, 5.50%, 01/01/53	2,461,234	2,488,468

Pool FS5113, 5.50%, 07/01/53	541,059	546,582

Pool MA5108, 6.00%, 08/01/53	1,974,447	2,015,867

Pool CB7336, 5.50%, 10/01/53	3,230,503	3,259,808

Pool CB8151, 5.50%, 03/01/54	3,274,637	3,303,139

Pool CB8709, 6.00%, 06/01/54	2,295,756	2,350,329

Pool FS9945, 6.50%, 09/01/54	1,803,919	1,875,500

Pool FS9801, 5.50%, 11/01/54	7,388,215	7,444,336

Pool CB9610, 5.00%, 12/01/54	4,332,069	4,291,832

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$120,383,517

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 780825, 6.50%, 07/15/28	4,521	4,587

Pool 2616, 7.00%, 07/20/28	2,796	2,846

Pool 2701, 6.50%, 01/20/29	6,672	6,813

Pool 426727, 7.00%, 02/15/29	1,096	1,106

Pool 503405, 6.50%, 04/15/29	3,867	3,985

Pool 781231, 7.00%, 12/15/30	4,096	4,181

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$23,518

TOTAL MORTGAGE-BACKED SECURITIES (COST $203,818,084)		$190,008,803

U.S. TREASURY OBLIGATIONS – 34.0%

U.S. TREASURY BONDS – 10.0%

6.38%, 08/15/27	450,000	463,369

5.25%, 02/15/29#	12,500,000	12,948,802

6.25%, 05/15/30	500,000	540,996

4.38%, 05/15/40	2,000,000	1,930,010

2.00%, 11/15/41	985,000	676,724

2.38%, 02/15/42	2,000,000	1,449,168

3.00%, 05/15/42	500,000	395,645

3.63%, 08/15/43	881,000	746,646

3.75%, 11/15/43	365,000	313,988

3.63%, 02/15/44	2,106,000	1,774,808

3.13%, 08/15/44	6,637,000	5,162,006

Description	Par Value	Value

3.00%, 11/15/44	$2,000,000	$1,519,189

4.63%, 11/15/44	5,250,000	5,039,281

2.50%, 02/15/45	2,135,000	1,483,665

4.75%, 02/15/45	575,000	560,440

3.00%, 05/15/45	2,000,000	1,508,627

2.88%, 08/15/45	300,000	220,867

3.00%, 11/15/45#	765,000	573,527

2.50%, 02/15/46	280,000	191,396

4.63%, 02/15/46	6,145,000	5,870,234

3.00%, 02/15/47	1,098,000	811,397

3.00%, 05/15/47	1,695,000	1,247,779

2.75%, 11/15/47	2,235,000	1,562,514

1.25%, 05/15/50	3,300,000	1,549,460

1.38%, 08/15/50	3,000,000	1,450,461

1.63%, 11/15/50	2,500,000	1,290,696

2.00%, 08/15/51	9,755,000	5,490,708

3.63%, 05/15/53	3,035,000	2,403,457

4.13%, 08/15/53	3,000,000	2,600,571

4.63%, 05/15/54	3,000,000	2,826,153

4.50%, 11/15/54	1,500,000	1,384,657

4.63%, 02/15/55	1,000,000	942,054

4.63%, 11/15/55	3,000,000	2,829,451

TOTAL U.S. TREASURY BONDS		$69,758,746

U.S. TREASURY NOTES – 24.0%

2.75%, 02/15/28	3,900,000	3,823,443

4.00%, 02/29/28	10,000,000	10,020,545

3.88%, 03/15/28	5,000,000	4,999,544

1.25%, 06/30/28	500,000	472,789

2.88%, 08/15/28	5,000,000	4,889,476

4.38%, 08/31/28	5,500,000	5,557,851

1.38%, 10/31/28	8,000,000	7,522,925

4.88%, 10/31/28	3,000,000	3,068,858

3.13%, 11/15/28	350,000	343,445

2.38%, 05/15/29	6,900,000	6,598,270

4.25%, 06/30/29	7,000,000	7,067,211

1.63%, 08/15/29	5,000,000	4,649,757

3.13%, 08/31/29	4,000,000	3,899,204

3.50%, 04/30/30	8,500,000	8,350,846

0.63%, 05/15/30	550,000	481,607

4.00%, 05/31/30	1,500,000	1,501,106

3.50%, 11/30/30	2,985,000	2,922,402

3.75%, 01/31/31	7,000,000	6,920,778

1.13%, 02/15/31	4,000,000	3,501,731

3.88%, 03/31/31	5,000,000	4,967,848

1.63%, 05/15/31	5,000,000	4,452,978

4.63%, 05/31/31	6,250,000	6,414,441

1.38%, 11/15/31	1,880,000	1,627,777

1.88%, 02/15/32	3,000,000	2,655,194

4.13%, 03/31/32	8,145,000	8,146,590

4.13%, 05/31/32	4,500,000	4,497,204

2.75%, 08/15/32	7,000,000	6,457,233

4.13%, 11/15/32	4,000,000	3,987,554

3.38%, 05/15/33	7,000,000	6,644,189

3.88%, 08/15/33	5,000,000	4,890,026

3.88%, 08/15/34	5,000,000	4,852,607

4.25%, 11/15/34	9,000,000	8,954,478

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.63%, 02/15/35	$3,000,000	$3,063,011

4.25%, 08/15/35	3,000,000	2,973,959

4.13%, 02/15/36	7,000,000	6,851,522

TOTAL U.S. TREASURY NOTES		$168,028,399

TOTAL U.S. TREASURY OBLIGATIONS (COST $254,848,914)		$237,787,145

	Number of Shares

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	67,636	67,636

TOTAL MONEY MARKET FUND (COST $67,636)		$67,636

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.4%

REPURCHASE AGREEMENTS – 1.4%

Bank of Montreal, 3.65%, dated 4/30/26, due 5/01/26, repurchase price $747,030, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/37 to 2/15/67; total market value of $761,893.	$746,954	746,954

Cantor Fitzgerald Securities, 3.66%, dated 4/30/26, due 5/01/26, repurchase price $1,842,669, collateralized by U.S. Government Agency Securities, 2.00% to 6.81%, maturing 4/01/33 to 9/20/75; total market value of $1,879,332.	1,842,482	1,842,482

Daiwa Capital Markets America, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,842,669, collateralized by U.S. Government Agency & Treasury Securities, 0.50% to 6.50%, maturing 5/12/27 to 5/01/56; total market value of $1,879,332.	1,842,482	1,842,482

Description	Par Value	Value

HSBC Securities USA, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,842,669, collateralized by U.S. Government Agency Securities, 1.53% to 7.00%, maturing 8/01/30 to 4/01/56; total market value of $1,879,332.	$1,842,482	$1,842,482

Nomura Securities International, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,842,669, collateralized by U.S. Government Agency Securities, 2.50% to 6.50%, maturing 9/01/28 to 9/01/62; total market value of $1,879,332.	1,842,482	1,842,482

TD Securities, Inc., 3.65%, dated 4/30/26, due 5/01/26, repurchase price $1,842,669, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 3/20/53 to 10/20/55; total market value of $1,879,332.	1,842,482	1,842,482

TOTAL REPURCHASE AGREEMENTS (COST $9,959,364)		$9,959,364

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,959,364)		$9,959,364

TOTAL INVESTMENTS – 100.7% (COST $742,415,099)		$703,864,701

COLLATERAL FOR SECURITIES ON LOAN – (1.4%)		(9,959,364)

OTHER ASSETS LESS LIABILITIES – 0.7%		5,033,387

TOTAL NET ASSETS – 100.0%		$698,938,724

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$4,203	$—	$4,203

Collateralized Mortgage Obligations	—	26,475	—	26,475

Corporate Bonds	—	260,381,587	—	260,381,587

Government Agencies	—	5,629,488	—	5,629,488

Mortgage-Backed Securities	—	190,008,803	—	190,008,803

U.S. Treasury Obligations	—	237,787,145	—	237,787,145

Money Market Fund	67,636	—	—	67,636

Repurchase Agreements	—	9,959,364	—	9,959,364

Total	$67,636	$703,797,065	$—	$703,864,701

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

8	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Ω

Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these liquid restricted securities amounted to $4,343,751, representing 0.70% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

9

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

ALABAMA – 4.1%

GENERAL – 4.1%

Alabama Highway Authority, AL, Highways Improvement Revenue Bonds, (AG), 5.00%, 09/01/40	$1,000,000	$1,118,057

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	2,000,000	2,094,908

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series E), 5.00%, 12/01/55	3,500,000	3,716,274

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,196,883

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,593,093

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series F), 5.25%, 11/01/55	3,000,000	3,245,950

TOTAL ALABAMA		$14,965,165

ARIZONA – 2.6%

EDUCATION – 1.0%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,009,552

5.00%, 11/01/30	1,000,000	1,047,453

5.00%, 11/01/32	865,000	901,555

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	600,000	610,476

TOTAL EDUCATION		$3,569,036

MEDICAL – 0.7%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	1,000,000	1,075,329

5.00%, 09/01/35	725,000	776,842

5.00%, 09/01/36	500,000	533,779

TOTAL MEDICAL		$2,385,950

UTILITIES – 0.9%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C),

5.00%, 07/01/36	3,000,000	3,467,121

TOTAL ARIZONA		$9,422,107

Description	Par Value	Value

CALIFORNIA – 0.4%

AIRPORT – 0.4%

City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)

4.00%, 05/15/36	$800,000	$810,166

4.00%, 05/15/37	500,000	503,969

TOTAL CALIFORNIA		$1,314,135

COLORADO – 2.5%

AIRPORT – 0.7%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,616,313

HIGHER EDUCATION – 0.6%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,212,361

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,390,515

WATER – 0.5%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,830,369

TOTAL COLORADO		$9,049,558

CONNECTICUT – 2.6%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,806,942

HIGHER EDUCATION – 0.4%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,416,437

MEDICAL – 1.4%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	3,000,000	3,219,124

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	797,960

4.00%, 07/01/29	500,000	510,707

4.00%, 07/01/30	600,000	614,280

TOTAL MEDICAL		$5,142,071

TOTAL CONNECTICUT		$9,365,450

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

10	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

DISTRICT OF COLUMBIA – 1.0%

GENERAL – 0.6%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	$610,000	$670,986

5.00%, 10/01/31	875,000	952,186

5.00%, 10/01/32	500,000	541,911

TOTAL GENERAL		$2,165,083

TRANSPORTATION – 0.4%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,537,849

TOTAL DISTRICT OF COLUMBIA		$3,702,932

FLORIDA – 5.8%

AIRPORT – 1.8%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,008,335

Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,215,654

Lee FL Airport Revenue County, FL, Revenue Bonds

5.00%, 10/01/34	1,000,000	1,109,482

5.00%, 10/01/35	2,000,000	2,198,497

TOTAL AIRPORT		$6,531,968

GENERAL OBLIGATIONS – 0.5%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,022,740

HIGHER EDUCATION – 1.3%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	779,221

5.00%, 04/01/30	750,000	778,090

5.00%, 04/01/31	750,000	776,959

5.00%, 04/01/33	750,000	774,630

Florida Higher Educational Facilities Financing Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,613,300

TOTAL HIGHER EDUCATION		$4,722,200

MEDICAL – 0.6%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,148,998

POWER – 0.7%

JEA Electric System Revenue, FL, Current Refunding Revenue Bonds, (Series A), 4.00%, 10/01/37	2,450,000	2,471,525

SCHOOL DISTRICT – 0.9%

School District of Broward County, FL, GO Unlimited, Current Refunding, AD Valorem Property Tax, 5.00%, 07/01/38	3,000,000	3,435,529

TOTAL FLORIDA		$21,332,960

Description	Par Value	Value

GEORGIA – 6.8%

GENERAL – 4.1%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	$4,359,000	$4,451,458

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 07/01/52	3,000,000	3,039,166

5.00%, 06/01/53	3,000,000	3,152,726

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series B)

5.00%, 07/01/53	1,000,000	1,057,582

5.00%, 12/01/55	3,000,000	3,167,015

TOTAL GENERAL		$14,867,947

MEDICAL – 1.2%

Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,308,533

POWER – 1.0%

Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,185,952

Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,358,364

TOTAL POWER		$3,544,316

TRANSPORTATION – 0.5%

Georgia Ports Authority, GA, Revenue Bonds

4.00%, 07/01/37	1,000,000	1,020,018

4.00%, 07/01/39	1,000,000	1,012,582

TOTAL TRANSPORTATION		$2,032,600

TOTAL GEORGIA		$24,753,396

IDAHO – 0.8%

HIGHER EDUCATION – 0.8%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,053,675

TOTAL IDAHO		$3,053,675

ILLINOIS – 9.8%

AIRPORT – 1.5%

Chicago O’Hare International Airport, IL, Current Refunding Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	2,000,000	2,269,899

Chicago O’Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	3,000,000	3,030,548

TOTAL AIRPORT		$5,300,447

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL – 1.3%

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	$1,450,000	$1,605,737

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,235,222

TOTAL GENERAL		$4,840,959

GENERAL OBLIGATIONS – 4.1%

Chicago Park District, IL, GO, Current Refunding, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 01/01/37	2,115,000	2,127,684

Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,956,038

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,108,313

State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	487,581

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	2,000,000	2,095,605
5.00%, 10/01/33	1,000,000	1,039,138

State of Illinois, IL, GO Unlimited, (Series D)

5.00%, 11/01/28	3,000,000	3,093,265
5.00%, 09/01/39	1,000,000	1,080,339

TOTAL GENERAL OBLIGATIONS		$14,987,963

SCHOOL DISTRICT – 1.0%

Cook County Township High School District No 201 J Sterling Morton, IL, GO Limited, AD Valorem Property Tax, (Ag), 5.00%, 06/01/41	1,400,000	1,529,641

Will County Community High School District No 210 Lincoln-Way, IL, GO Unlimited, AD Valorem Property Tax, (SeriesB), (BAM), 5.00%, 01/01/36	2,000,000	2,219,605

TOTAL SCHOOL DISTRICT		$3,749,246

TRANSPORTATION – 0.4%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,513,771

WATER – 1.5%

Chicago Wastewater Transmission Revenue, IL, Current Refunding Revenue Bonds, (Bam), 5.00%, 01/01/35	1,500,000	1,662,158

Chicago Wastewater Transmission Revenue, IL, Current Refunding Revenue Bonds, (Series B), (Bam), 5.00%, 01/01/35	1,500,000	1,662,159

Chicago Waterworks Revenue, IL, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/01/36	2,000,000	2,210,180

TOTAL WATER		$5,534,497

TOTAL ILLINOIS		$35,926,883

INDIANA – 0.3%

GENERAL – 0.3%

Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT), 5.00%, 07/15/31	1,000,000	1,101,025

TOTAL INDIANA		$1,101,025

Description	Par Value	Value

KENTUCKY – 2.2%

GENERAL – 2.2%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	$3,000,000	$3,031,512
5.00%, 05/01/55	1,000,000	1,049,980

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,040,488

TOTAL KENTUCKY		$8,121,980

LOUISIANA – 2.3%

DEVELOPMENT – 0.8%

Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), (Series C), 3.30%, 06/01/37	3,000,000	3,019,614

HIGHER EDUCATION – 0.5%

Louisiana Public Facilities Authority, LA, Refunding Revenue Bonds, (Tulane University of Louisiana Project), 4.00%, 04/01/39	1,830,000	1,802,396

TRANSPORTATION – 1.0%

Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, (AG), 5.00%, 11/01/38	1,050,000	1,163,090

State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,536,403

TOTAL TRANSPORTATION		$3,699,493

TOTAL LOUISIANA		$8,521,503

MARYLAND – 0.7%

AIRPORT – 0.7%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	763,200

5.00%, 08/01/29	500,000	531,119

5.00%, 08/01/30	515,000	554,134

5.00%, 08/01/31	650,000	706,508

TOTAL MARYLAND		$2,554,961

MASSACHUSETTS – 0.8%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,002,617

STUDENT LOAN – 0.5%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B), 5.00%, 07/01/33	1,800,000	1,921,867

TOTAL MASSACHUSETTS		$2,924,484

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

12	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MICHIGAN – 1.1%

AIRPORT – 0.2%

Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	$500,000	$534,372

SCHOOL DISTRICT – 0.9%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,348,021

4.00%, 05/01/34	1,000,000	1,010,538

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,027,849

TOTAL SCHOOL DISTRICT		$3,386,408

WATER – 0.0%**

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AG-CR FGIC), 5.50%, 07/01/29	105,000	109,326

TOTAL MICHIGAN		$4,030,106

MINNESOTA – 1.4%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,047,651

MEDICAL – 0.8%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,056,848

TOTAL MINNESOTA		$5,104,499

NEVADA – 2.0%

GENERAL OBLIGATIONS – 0.8%

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,087,043

SCHOOL DISTRICT – 0.9%

Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,316,314

TRANSPORTATION – 0.3%

Clark County, NV, Refunding Revenue Bonds, 4.00%, 07/01/41	1,000,000	1,010,040

TOTAL NEVADA		$7,413,397

NEW JERSEY – 2.9%

GENERAL – 1.8%

Garden State Preservation Trust, NJ, Revenue Bonds, (Series A), (AG), 5.75%, 11/01/28	1,905,000	1,993,997

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,799,144

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	535,191

Description	Par Value	Value

New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	$2,000,000	$2,256,895

TOTAL GENERAL		$6,585,227

HIGHER EDUCATION – 0.9%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Princeton University), 5.00%, 07/01/64	2,000,000	2,303,771

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,023,164

TOTAL HIGHER EDUCATION		$3,326,935

STUDENT LOAN – 0.2%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	860,000	831,912

TOTAL NEW JERSEY		$10,744,074

NEW YORK – 7.4%

AIRPORT – 2.4%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,237,295

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,014,431

5.00%, 09/15/31	2,500,000	2,585,204

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,863,195

TOTAL AIRPORT		$8,700,125

GENERAL – 1.8%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	2,500,000	2,534,039

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, (Series A), 4.00%, 02/15/34	2,000,000	2,011,754

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,024,456

TOTAL GENERAL		$6,570,249

GENERAL OBLIGATIONS – 0.9%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,752,461

4.00%, 08/01/37	1,500,000	1,516,354

TOTAL GENERAL OBLIGATIONS		$3,268,815

HIGHER EDUCATION – 1.0%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,762,974

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	$990,000	$1,030,274

TOTAL HIGHER EDUCATION		$3,793,248

TRANSPORTATION – 0.7%

Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/39	2,500,000	2,730,474

WATER – 0.6%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 4.00%, 06/15/36	1,990,000	2,015,284

TOTAL NEW YORK		$27,078,195

NORTH CAROLINA – 1.9%

POWER – 1.2%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,546,483

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AG), 5.00%, 01/01/32	1,250,000	1,312,039

WATER – 0.3%

Charlotte Water & Sewer System Revenue, NC, Current Refunding Revenue Bonds, 5.00%, 07/01/33	1,000,000	1,090,570

TOTAL NORTH CAROLINA		$6,949,092

OHIO – 4.8%

EDUCATION – 0.4%

University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), (Bam), 5.00%, 01/01/33	1,420,000	1,572,355

University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), Prerefunded/ETM, (Bam), 5.00%, 01/01/33	10,000	11,265

TOTAL EDUCATION		$1,583,620

GENERAL – 1.1%

Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	3,964,355

GENERAL OBLIGATIONS – 0.3%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,124,576

HIGHER EDUCATION – 0.9%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,062,131

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	2,000,381

TOTAL HIGHER EDUCATION		$3,062,512

Description	Par Value	Value

MEDICAL – 1.2%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,163,957

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), (Series A), 4.00%, 01/01/34	1,250,000	1,262,648

TOTAL MEDICAL		$4,426,605

POWER – 0.9%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), 5.00%, 02/15/32	3,000,000	3,220,701

TOTAL OHIO		$17,382,369

OKLAHOMA – 1.4%

GENERAL – 1.2%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,377,466

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,098,385

TOTAL GENERAL		$4,475,851

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	654,439

TOTAL OKLAHOMA		$5,130,290

OREGON – 0.3%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,100,326

TOTAL OREGON		$1,100,326

PENNSYLVANIA – 5.9%

AIRPORT – 1.2%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,549,608

4.00%, 01/01/38	1,500,000	1,495,504

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,532,314

TOTAL AIRPORT		$4,577,426

GENERAL – 0.9%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,129,599

HIGHER EDUCATION – 0.9%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,026,672

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

14	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	$1,130,000	$1,169,050

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,036,449

TOTAL HIGHER EDUCATION		$3,232,171

MEDICAL – 0.7%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AG), 5.00%, 07/01/35	2,500,000	2,726,833

STUDENT LOAN – 0.1%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, (Series A), 4.13%, 06/01/45	405,000	395,042

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,036,023

TRANSPORTATION – 1.0%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,067,479

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	557,002
5.00%, 12/01/36	500,000	554,568
5.00%, 12/01/37	500,000	552,424

TOTAL TRANSPORTATION		$3,731,473

WATER – 0.8%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AG)
5.00%, 09/01/38	1,250,000	1,377,755
5.00%, 09/01/39	1,000,000	1,097,497

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AG), 5.00%, 09/01/33	340,000	386,140

TOTAL WATER		$2,861,392

TOTAL PENNSYLVANIA		$21,689,959

SOUTH CAROLINA – 2.6%

MEDICAL – 0.5%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	1,964,224

POWER – 1.4%

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series B), 4.00%, 01/01/34	2,155,000	2,181,950

Description	Par Value	Value

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	$2,830,000	$2,862,970

TOTAL POWER		$5,044,920

UTILITIES – 0.7%

South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	1,000,000	1,110,195

South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	1,335,000	1,521,357

TOTAL UTILITIES		$2,631,552

TOTAL SOUTH CAROLINA		$9,640,696

TENNESSEE – 2.6%

AIRPORT – 0.6%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, 5.00%, 07/01/33	1,035,000	1,063,872

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,182,052

TOTAL AIRPORT		$2,245,924

GENERAL OBLIGATIONS – 1.1%

Carter County, TN, GO Unlimited, AD Valorem Property Tax, 5.00%, 05/01/33	2,500,000	2,602,576

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,556,064

TOTAL GENERAL OBLIGATIONS		$4,158,640

MEDICAL – 0.9%

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,249,128

TOTAL TENNESSEE		$9,653,692

TEXAS – 13.2%

AIRPORT – 1.0%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,023,612

Dallas Fort Worth International Airport, TX, Revenue Bonds, (Series A), 5.00%, 11/01/35	1,305,000	1,443,877

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,101,782

TOTAL AIRPORT		$3,569,271

EDUCATION – 1.3%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	544,889
5.00%, 08/15/40	500,000	542,440

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Clifton Higher Education Finance Corp., TX, Refunding Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/34	$2,500,000	$2,762,026

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/29	1,000,000	1,049,154

TOTAL EDUCATION		$4,898,509

GENERAL – 1.5%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax 4.00%, 08/15/31	1,000,000	1,001,574

4.00%, 08/15/32	1,000,000	1,001,392

Houston Hotel Occupancy Tax & Special Revenue, TX, Refunding Revenue Bonds, (First Lien), (Series C) 5.00%, 09/01/39	1,000,000	1,107,747

5.00%, 09/01/40	1,200,000	1,322,760

5.00%, 09/01/41	1,000,000	1,097,655

TOTAL GENERAL		$5,531,128

GENERAL OBLIGATIONS – 3.2%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A) 5.00%, 02/15/40	1,250,000	1,357,493

5.00%, 02/15/41	1,000,000	1,082,401

Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM) 4.00%, 03/01/38	1,020,000	1,026,762

4.00%, 03/01/39	1,065,000	1,068,346

4.00%, 03/01/40	1,110,000	1,108,933

State of Texas, TX, GO Unlimited, (Series A),

4.50%, 08/01/29	2,125,000	2,221,227

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,968,654

TOTAL GENERAL OBLIGATIONS		$11,833,816

MEDICAL – 0.9%

Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Ascension Senior Credit), (Series C-2), 5.00%, 11/15/51	1,500,000	1,674,229

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,538,644

TOTAL MEDICAL		$3,212,873

SCHOOL DISTRICT – 1.7%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,022,906

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,751,652

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Series B), (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,387,350

TOTAL SCHOOL DISTRICT		$6,161,908

Description	Par Value	Value

STUDENT LOAN – 0.4%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	$1,225,000	$1,268,262

TRANSPORTATION – 3.2%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,516,677

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C)

5.00%, 08/15/35	3,045,000	3,410,680

5.00%, 08/15/38	3,000,000	3,300,460

Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), (Series A), 4.00%, 12/31/37	3,500,000	3,467,019

TOTAL TRANSPORTATION		$11,694,836

TOTAL TEXAS		$48,170,603

UTAH – 3.8%

AIRPORT – 1.6%

Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,111,910
5.00%, 07/01/33	2,500,000	2,589,282

TOTAL AIRPORT		$5,701,192

MEDICAL – 2.2%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,850,000	2,880,509

5.13%, 02/15/33	5,145,000	5,200,091

TOTAL MEDICAL		$8,080,600

TOTAL UTAH		$13,781,792

WASHINGTON – 3.6%

GENERAL – 0.7%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL),

4.75%, 02/01/28	2,710,000	2,726,924

MEDICAL – 0.5%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,789,293

POWER – 0.9%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, (Series A), 5.00%, 07/01/33	3,000,000	3,358,928

SCHOOL DISTRICT – 0.9%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,114,884

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

16	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.6%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	$2,090,000	$2,211,161

TOTAL WASHINGTON		$13,201,190

WISCONSIN – 1.3%

GENERAL OBLIGATIONS – 0.5%

State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,099,603

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	500,000	512,823
4.00%, 01/01/33	500,000	511,527

TOTAL MEDICAL		$1,024,350

POWER – 0.5%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,750,493

TOTAL WISCONSIN		$4,874,446

TOTAL MUNICIPAL BONDS
(Cost $364,927,201)		$362,054,940

Description	Number of Shares	Value

MONEY MARKET FUND – 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	1,003,664	$1,003,664

TOTAL MONEY MARKET FUND (Cost $1,003,664)		$1,003,664

TOTAL INVESTMENTS – 99.2%
(Cost $365,930,865)		$363,058,604

OTHER ASSETS LESS LIABILITIES – 0.8%		2,866,551

TOTAL NET ASSETS – 100.0%		$365,925,155

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$362,054,940	$—	$362,054,940

Money Market Fund	1,003,664	—	—	1,003,664

Total	$1,003,664	$362,054,940	$—	$363,058,604

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AG	Insured by Assured Guaranty Inc.

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CNTY GTD	County Guarantee Program

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

IDA	Industrial Development Authority/Agency

MORAL OBLG	Moral Obligation Bond

NATL	National Public Finance Guarantee Corporation

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	17

Wilmington Municipal Bond Fund (concluded)

PSF-GTD	Permanent School Fund Guarantee Program

SCH BD GTY	School Bond Guaranty

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

18

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2026

Description	Par Value	Value

MUNICIPAL BONDS – 97.4%

NEW YORK – 97.4%

AIRPORT – 7.6%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,069,934

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,092,497

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,088,103

TOTAL AIRPORT		$3,250,534

DEVELOPMENT – 4.2%

Battery Park City Authority, NY, Revenue Bonds, (Series A), 5.00%, 11/01/41	500,000	556,518

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,254,090

TOTAL DEVELOPMENT		$1,810,608

EDUCATION –10.4%

Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	921,637

New York State Dormitory Authority, NY, Revenue Bonds, (AG State Aid Withholding)

5.00%, 10/01/32	1,000,000	1,136,502

5.00%, 10/01/38	545,000	592,510

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,241,910

New York State Dormitory Authority, NY, Financing Program Revenue Bonds, School District, School Improvements, (Series P), (BAM), 5.00%, 10/01/36	540,000	581,660

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AG), 5.00%, 10/01/29	5,000	5,280

TOTAL EDUCATION		$4,479,499

GENERAL – 21.3%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	900,000	914,654

Metropolitan Transportation Authority Dedicated Tax Fund, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/37	210,000	229,618

Nassau County Interim Finance Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/33	455,000	506,589

New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/34	425,000	435,436

Description	Par Value	Value

New York City Transitional Finance Authority Building Aid Revenue, NY, Current Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/35	$300,000	$348,982

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,643,816

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Series M), 5.00%, 07/01/31	565,000	618,357

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	867,375

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	655,000	663,918

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	801,180

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	600,000	605,048

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,014,727

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	492,284

TOTAL GENERAL		$9,141,984

GENERAL OBLIGATIONS – 17.4%

Amherst, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 10/15/40	500,000	511,035

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	530,346

New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	276,187

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,084,195

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	663,760

Onondaga County, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 11/01/41	800,000	813,907

Saratoga County, NY, GO, Refunding Notes, AD

Valorem Property Tax, 4.00%, 09/01/44	500,000	503,166

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	564,929

Suffolk County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), 4.00%, 10/15/37	540,000	563,591

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

Syracuse, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 05/01/34	$805,000	$856,000

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,080,487

TOTAL GENERAL OBLIGATIONS		$7,447,603

HIGHER EDUCATION – 10.6%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	500,000	506,922

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,073,063

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	790,617

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,086,148

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 07/01/38	725,000	784,538

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	300,000	306,867

TOTAL HIGHER EDUCATION		$4,548,155

MEDICAL – 6.5%

Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	524,742

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	504,908

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,049,361

New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	501,732

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	200,110

TOTAL MEDICAL		$2,780,853

POWER – 2.5%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,059,173

SCHOOL DISTRICT – 6.0%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	512,803

Description	Par Value	Value

Niagara Falls City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (BAM State Aid Withholding), 5.00%, 06/15/34	$400,000	$455,791

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,071,779

Union Free School District Of The Tarrytowns, NY, GO Unlimited, School Improvements, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 12/01/40	500,000	515,488

TOTAL SCHOOL DISTRICT		$2,555,861

TRANSPORTATION – 4.3%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,598,135

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	245,000	249,740

TOTAL TRANSPORTATION		$1,847,875

UTILITIES – 2.8%

Long Island Power Authority, NY, Electric, Lightand Power Improvements, Revenue Bonds, (Series A)

5.00%, 09/01/34	750,000	808,600

4.00%, 09/01/39	400,000	406,752

TOTAL UTILITIES		$1,215,352

WATER – 3.8%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	798,717

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	834,304

TOTAL WATER		$1,633,021

TOTAL NEW YORK		$41,770,518

TOTAL MUNICIPAL BONDS (Cost $42,271,978)		$41,770,518

	Number of Shares

MONEY MARKET FUND – 1.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%^	588,474	588,474

TOTAL MONEY MARKET FUND (Cost $588,474)		$588,474

TOTAL INVESTMENTS – 98.8% (Cost $42,860,452)		$42,358,992

OTHER ASSETS LESS LIABILITIES – 1.2%		496,535

TOTAL NET ASSETS – 100.0%		$42,855,527

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

20	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$41,770,518	$—	$41,770,518

Money Market Fund	588,474	—	—	588,474

Total	$588,474	$41,770,518	$—	$42,358,992

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AG	Insured by Assured Guaranty Inc.

BAM	Build America Mutual Assurance Company

GO	General Obligation

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	21

April 30, 2026	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$742,415,099		$365,930,865		$42,860,452

Investments in securities, at value	$703,864,701	(a)	$363,058,604		$42,358,992
Income receivable	6,054,086		4,898,365		573,200
Foreign tax reclaim receivable	667		—		—
Due from advisor	—		—		8,794
Receivable for shares sold	642,766		75,202		17,348
Prepaid assets	30,544		25,919		18,236

TOTAL ASSETS	710,592,764		368,058,090		42,976,570

LIABILITIES:
Collateral for securities on loan	9,959,364		—		—
Income distribution payable	1,288,799		619,357		16,613
Payable for shares redeemed	53,442		1,273,131		2,837
Payable for Trustees’ fees	6,019		6,019		6,019
Payable for administration fees	15,994		8,357		974
Payable for distribution services fees	313		2,445		710
Payable for shareholder services fees	125		—		—
Payable for investment advisory fees	186,281		99,500		—
Other accrued expenses	143,703		124,126		93,890

TOTAL LIABILITIES	11,654,040		2,132,935		121,043

NET ASSETS	$698,938,724		$365,925,155		$42,855,527

NET ASSETS CONSIST OF:

Paid-in capital	$754,270,582		$378,542,229		$44,838,713
Distributable earnings (loss)	(55,331,858)		(12,617,074)		(1,983,186)

TOTAL NET ASSETS	$698,938,724		$365,925,155		$42,855,527

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A

Net Assets	$1,515,354		$12,002,243		$3,431,575

Shares outstanding (unlimited shares authorized)	170,171		964,636		344,774

Net Asset Value per share	$8.90		$12.44		$9.95

Offering Price per share*	$9.32	**	$13.03	**	$10.42	**

Class I

Net Assets	$697,423,370		$353,922,912		$39,423,952

Shares outstanding (unlimited shares authorized)	79,685,841		28,437,275		3,958,902

Net Asset Value and Offering Price per share	$8.75		$12.45		$9.96

(a)	Including $9,530,673 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

22	STATEMENTS OF OPERATIONS

Year Ended April 30, 2026	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$109,210	$134,714	$17,796
Interest	28,658,814	11,283,787	1,181,297
Securities lending income, net	37,392	—	—

TOTAL INVESTMENT INCOME	28,805,416	11,418,501	1,199,093

EXPENSES:
Investment advisory fees	3,110,078	1,623,225	184,252
Administration fees	193,658	101,070	11,473
Portfolio accounting and administration fees	169,804	106,748	34,634
Custodian fees	15,357	5,265	1,442
Transfer and dividend disbursing agent fees and expenses	15,022	13,750	2,070
Trustees’ fees	80,948	80,948	80,948
Professional fees	147,936	142,498	139,370
Distribution services fee—Class A	4,022	29,997	9,208
Shareholder services fee—Class A	4,022	29,997	9,208
Share registration costs	35,741	34,073	15,047
Printing and postage	22,890	16,832	13,010
Miscellaneous	64,077	46,341	27,202

TOTAL EXPENSES	3,863,555	2,230,744	527,864

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(883,658)	(475,382)	(280,156)
Waiver of shareholder services fee—Class A	(3,674)	(29,997)	(9,208)

TOTAL WAIVERS AND REIMBURSEMENTS	(887,332)	(505,379)	(289,364)

Net expenses	2,976,223	1,725,365	238,500

Net investment income	25,829,193	9,693,136	960,593

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,238,720)	(1,136,401)	(26,473)
Net change in unrealized appreciation (depreciation) on investments	1,247,545	10,801,200	1,109,838

Net realized and unrealized gain (loss)	(991,175)	9,664,799	1,083,365

Change in net assets resulting from operations	$24,838,018	$19,357,935	$2,043,958

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	23

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$25,829,193	$21,972,094	$9,693,136	$8,273,017
Net realized gain (loss)	(2,238,720)	(7,560,780)	(1,136,401)	(967,191)
Net change in unrealized appreciation (depreciation)	1,247,545	31,016,312	10,801,200	(482,722)

Change in net assets resulting from operations	24,838,018	45,427,626	19,357,935	6,823,104

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(56,241)	(57,461)	(293,245)	(329,859)
Class I	(26,015,434)	(22,011,383)	(9,399,887)	(7,942,874)

Total distributions to shareholders	(26,071,675)	(22,068,844)	(9,693,132)	(8,272,733)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	4,346	26,639	453,787	478,044
Class I	114,437,752	134,629,175	75,235,564	73,122,608
Distributions reinvested
Class A	54,479	55,460	250,395	280,898
Class I	10,881,434	9,473,351	2,068,145	1,654,256
Cost of shares redeemed
Class A	(239,730)	(254,640)	(1,683,529)	(2,858,486)
Class I	(81,946,283)	(91,624,611)	(55,985,677)	(50,431,576)

Change in net assets resulting from share transactions	43,191,998	52,305,374	20,338,685	22,245,744

Change in net assets	41,958,341	75,664,156	30,003,488	20,796,115

NET ASSETS:
Beginning of year	656,980,383	581,316,227	335,921,667	315,125,552

End of year	$698,938,724	$656,980,383	$365,925,155	$335,921,667

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	488	3,023	36,332	39,046
Class I	13,018,175	15,484,400	6,100,375	5,982,188
Distributions reinvested
Class A	6,072	6,237	20,217	22,898
Class I	1,233,537	1,084,737	166,807	134,845
Shares redeemed
Class A	(26,745)	(28,449)	(137,007)	(233,246)
Class I	(9,287,356)	(10,548,497)	(4,524,957)	(4,113,572)

Net change resulting from share transactions	4,944,171	6,001,451	1,661,767	1,832,159

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

24	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund

	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$ 960,593	$ 873,540
Net realized gain (loss)	(26,473)	(347,803)
Net change in unrealized appreciation (depreciation)	1,109,838	137,662

Change in net assets resulting from operations	2,043,958	663,399

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(77,939)	(86,845)
Class I	(882,654)	(786,714)

Total distributions to shareholders	(960,593)	(873,559)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	3,566	14,986
Class I	8,388,066	4,288,436
Distributions reinvested
Class A	72,040	79,933
Class I	712,234	629,310
Cost of shares redeemed
Class A	(677,532)	(739,686)
Class I	(5,539,769)	(4,403,650)

Change in net assets resulting from share transactions	2,958,605	(130,671)

Change in net assets	4,041,970	(340,831)

NET ASSETS:
Beginning of year	38,813,557	39,154,388

End of year	$42,855,527	$38,813,557

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	361	1,533
Class I	848,046	440,094
Distributions reinvested
Class A	7,276	8,149
Class I	71,857	64,104
Shares redeemed
Class A	(68,291)	(75,285)
Class I	(561,706)	(448,825)

Net change resulting from share transactions	297,543	(10,230)

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	25

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 8.92	$ 8.58	$ 8.96	$ 9.23	$ 10.25
Income (Loss) From Operations:
Net Investment Income(a)	0.31	0.29	0.25	0.19	0.15
Net Realized and Unrealized Gain (Loss)	(0.02)	0.34	(0.38)	(0.26)	(0.99)

Total Income (Loss) From Operations	0.29	0.63	(0.13)	(0.07)	(0.84)

Less Distributions From:
Net Investment Income	(0.31)	(0.29)	(0.25)	(0.20)	(0.18)

Total Distributions	(0.31)	(0.29)	(0.25)	(0.20)	(0.18)

Net Asset Value, End of Year	$ 8.90	$ 8.92	$ 8.58	$ 8.96	$ 9.23

Total Return(b)	3.32%	7.40%	(1.46)%	(0.71)%	(8.37)%
Net Assets, End of Year (000’s)	$1,515	$1,698	$1,798	$2,018	$2,691
Ratios to Average Net Assets
Gross Expense(c)	1.06%	1.06%	1.06%	1.07%	1.06%
Net Expense(c),(d),(e)	0.70%	0.70%	0.77%	0.77%	0.77%
Net Investment Income(e)	3.46%	3.26%	2.81%	2.16%	1.45%
Portfolio Turnover Rate	26%	29%	18%	24%	26%

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 8.77	$ 8.44	$ 8.81	$ 9.08	$ 10.08
Income (Loss) From Operations:
Net Investment Income(a)	0.33	0.31	0.27	0.22	0.18
Net Realized and Unrealized Gain (Loss)	(0.02)	0.33	(0.37)	(0.26)	(0.97)

Total Income (Loss) From Operations	0.31	0.64	(0.10)	(0.04)	(0.79)

Less Distributions From:
Net Investment Income	(0.33)	(0.31)	(0.27)	(0.23)	(0.21)

Total Distributions	(0.33)	(0.31)	(0.27)	(0.23)	(0.21)

Net Asset Value, End of Year	$ 8.75	$ 8.77	$ 8.44	$ 8.81	$ 9.08

Total Return(b)	3.60%	7.66%	(1.09)%	(0.42)%	(8.02)%
Net Assets, End of Year (000’s)	$697,424	$655,282	$579,518	$550,087	$570,825
Ratios to Average Net Assets
Gross Expense(c)	0.56%	0.56%	0.56%	0.57%	0.56%
Net Expense(c),(d)	0.43%	0.43%	0.43%	0.43%	0.43%
Net Investment Income	3.74%	3.54%	3.15%	2.51%	1.79%
Portfolio Turnover Rate	26%	29%	18%	24%	26%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(e)

Subsequent to the issuance of the financial statements for the year ended April 30, 2026, management identified an immaterial error related to the impact of the shareholding servicing fee reimbursement as a percentage of average net assets. Management has elected to revise the net expense ratio and net investment income ratio from 0.62% and 3.54%, respectively, to reflect the corrected amounts as indicated in the table.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

26	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 12.11	$ 12.16	$ 12.25	$ 12.12	$ 13.41
Income (Loss) From Operations:
Net Investment Income(a)	0.30	0.29	0.26	0.22	0.19
Net Realized and Unrealized Gain (Loss)	0.33	(0.05)	(0.09)	0.13	(1.25)

Total Income (Loss) From Operations	0.63	0.24	0.17	0.35	(1.06)

Less Distributions From:
Net Investment Income	(0.30)	(0.29)	(0.26)	(0.22)	(0.19)
Net Realized Gains	—	—	—	—	(0.04)

Total Distributions	(0.30)	(0.29)	(0.26)	(0.22)	(0.23)

Net Asset Value, End of Year	$ 12.44	$ 12.11	$ 12.16	$ 12.25	$ 12.12

Total Return(b)	5.26%	1.93%	1.42%	2.92%	(8.08)%
Net Assets, End of Year (000’s)	$12,002	$12,652	$14,790	$16,745	$17,942
Ratios to Average Net Assets
Gross Expense(c)	1.10%	1.11%	1.10%	1.11%	1.08%
Net Expense(c),(d)	0.72%	0.72%	0.73%	0.74%	0.74%
Net Investment Income	2.44%	2.34%	2.15%	1.81%	1.42%
Portfolio Turnover Rate	12%	22%	19%	28%	23%

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 12.11	$ 12.16	$ 12.26	$ 12.13	$ 13.42
Income (Loss) From Operations:
Net Investment Income(a)	0.33	0.32	0.29	0.25	0.22
Net Realized and Unrealized Gain (Loss)	0.34	(0.05)	(0.10)	0.13	(1.25)

Total Income (Loss) From Operations	0.67	0.27	0.19	0.38	(1.03)

Less Distributions From:
Net Investment Income	(0.33)	(0.32)	(0.29)	(0.25)	(0.22)
Net Realized Gains	—	—	—	—	(0.04)

Total Distributions	(0.33)	(0.32)	(0.29)	(0.25)	(0.26)

Net Asset Value, End of Year	$ 12.45	$ 12.11	$ 12.16	$ 12.26	$ 12.13

Total Return(b)	5.62%	2.20%	1.60%	3.18%	(7.83)%
Net Assets, End of Year (000’s)	$353,923	$323,270	$300,336	$322,805	$303,707
Ratios to Average Net Assets
Gross Expense(c)	0.60%	0.61%	0.60%	0.61%	0.59%
Net Expense(c),(d)	0.47%	0.47%	0.48%	0.49%	0.49%
Net Investment Income	2.70%	2.59%	2.40%	2.06%	1.67%
Portfolio Turnover Rate	12%	22%	19%	28%	23%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	27

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 9.68	$ 9.74	$ 9.83	$ 9.71	$ 10.69
Income (Loss) From Operations:
Net Investment Income(a)	0.21	0.20	0.18	0.15	0.13
Net Realized and Unrealized Gain (Loss)	0.27	(0.06)	(0.09)	0.12	(0.95)

Total Income (Loss) From Operations	0.48	0.14	0.09	0.27	(0.82)

Less Distributions From:
Net Investment Income	(0.21)	(0.20)	(0.18)	(0.15)	(0.13)
Net Realized Gains	—	—	—	—	(0.03)

Total Distributions	(0.21)	(0.20)	(0.18)	(0.15)	(0.16)

Net Asset Value, End of Year	$ 9.95	$ 9.68	$ 9.74	$ 9.83	$ 9.71

Total Return(b)	4.98%	1.43%	0.90%	2.79%	(7.74)%
Net Assets, End of Year (000’s)	$3,432	$3,926	$4,589	$ 5,212	$5,536
Ratios to Average Net Assets
Gross Expense(c)	1.74%	1.73%	1.57%	1.53%	1.37%
Net Expense(c),(d)	0.81%	0.81%	0.81%	0.82%	0.82%
Net Investment Income	2.12%	2.04%	1.81%	1.52%	1.24%
Portfolio Turnover Rate	8%	27%	29%	6%	7%

CLASS I	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022

Net Asset Value, Beginning of Year	$ 9.69	$ 9.75	$ 9.84	$ 9.72	$ 10.70
Income (Loss) From Operations:
Net Investment Income(a)	0.23	0.22	0.20	0.17	0.16
Net Realized and Unrealized Gain (Loss)	0.27	(0.06)	(0.09)	0.12	(0.95)

Total Income (Loss) From Operations	0.50	0.16	0.11	0.29	(0.79)

Less Distributions From:
Net Investment Income	(0.23)	(0.22)	(0.20)	(0.17)	(0.16)
Net Realized Gains	—	—	—	—	(0.03)

Total Distributions	(0.23)	(0.22)	(0.20)	(0.17)	(0.19)

Net Asset Value, End of Year	$ 9.96	$ 9.69	$ 9.75	$ 9.84	$ 9.72

Total Return(b)	5.25%	1.68%	1.15%	3.04%	(7.50)%
Net Assets, End of Year (000’s)	$39,424	$34,888	$34,565	$40,420	$47,950
Ratios to Average Net Assets
Gross Expense(c)	1.24%	1.23%	1.07%	1.03%	0.87%
Net Expense(c),(d)	0.56%	0.56%	0.56%	0.57%	0.57%
Net Investment Income	2.37%	2.29%	2.06%	1.77%	1.49%
Portfolio Turnover Rate	8%	27%	29%	6%	7%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

28	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

April 30, 2026

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	29

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At April 30, 2026, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of Montreal	$746,954	$746,954	$—	$—
Cantor Fitzgerald Securities	1,842,482	1,842,482	—	—
Daiwa Capital Markets America, Inc.	1,842,482	1,842,482	—	—
HSBC Securities USA, Inc.	1,842,482	1,842,482	—	—
Nomura Securities International, Inc.	1,842,482	1,842,482	—	—
TD Securities, Inc.	1,842,482	1,842,482	—	—

	$9,959,364	$9,959,364	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

30	NOTES TO FINANCIAL STATEMENTS (continued)

any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At April 30, 2026, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund	$9,530,673	$9,530,673	$—

(1)	Collateral with a value of $9,959,364 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended April 30, 2026.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to paydown gains (losses) on mortgage-backed securities, premium amortization on callable debt securities and wash sales. For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings and paid-in capital in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of April 30, 2026, there were no such reclassifications.

The tax character of distributions for the corresponding fiscal year ended April 30, were as follows:

Fund	Ordinary Income*	2026 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2025 Tax Exempt Income	Long-Term Capital Gains

Broad Market Bond Fund	$26,071,675	$—	$—	$22,068,844	$ —	$—
Municipal Bond Fund	123,670	9,569,462	—	205,545	8,067,188	—
New York Municipal Bond Fund	15,461	945,132	—	28,304	845,255	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	31

As of April 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$742,484,037	$6,357	$(38,625,693)	$(38,619,336)
Municipal Bond Fund	365,952,756	—	(2,894,152)	(2,894,152)
New York Municipal Bond Fund	42,860,452	—	(501,460)	(501,460)

As of April 30, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences*	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals	Distributable Earnings

Broad Market Bond Fund	$1,894,565	$ —	$—	$(1,288,799)	$(38,619,336)	$(17,318,288)	$—	$(55,331,858)
Municipal Bond Fund	—	608,832	—	(619,357)	(2,894,152)	(9,712,397)	—	(12,617,074)
New York Municipal Bond Fund	—	16,319	—	(16,613)	(501,460)	(1,481,432)	—	(1,983,186)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2026, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Broad Market Bond Fund	$(2,189,207)	$(15,129,081)	$(17,318,288)

Municipal Bond Fund	(1,354,227)	(8,358,170)	(9,712,397)
New York Municipal Bond Fund	(63,903)	(1,417,529)	(1,481,432)

For the year ended April 30, 2026, the Funds did not utilize any capital loss carryforwards.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2027, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

32	NOTES TO FINANCIAL STATEMENTS (continued)

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Broad Market Bond Fund	0.78%*	0.43%
Municipal Bond Fund	0.72%	0.47%
New York Municipal Bond Fund	0.81%	0.56%

*	In addition, for the year ended April 30, 2026, $1,261 or 0.08% of shareholder servicing fees were voluntarily waived.

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the year ended April 30, 2026, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Broad Market Bond Fund	$ 78
Municipal Bond Fund	4,482
New York Municipal Bond Fund	63

Sales Charges – The Funds’ Class A shares bear front-end sales charges. For the year ended April 30, 2026, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2026, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$31

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	33

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the year ended April 30, 2026 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$131,470,439	$55,658,411
Municipal Bond Fund	66,366,982	40,905,996
New York Municipal Bond Fund	6,612,165	3,233,202

Purchases and sales of investments of U.S. Government Securities for the year ended April 30, 2026 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$90,835,615	$123,165,786

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 25, 2026. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 24, 2027.

The Funds did not utilize the LOC during the year ended April 30, 2026.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

34	NOTES TO FINANCIAL STATEMENTS (concluded)

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Wilmington Funds and Shareholders of Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund (three of the funds constituting Wilmington Funds, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 23, 2026, except for the effects of the revision discussed in note (e) on the financial highlights of Wilmington Broad Market Bond Fund, as to which the date is August 24, 2026

We have served as the auditor of one or more investment companies in Wilmington Funds since 2019.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026

36

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

Not applicable.

April 30, 2026 / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

37

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third par- ties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / April 30, 2026 (unaudited)

38

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

April 30, 2026 (unaudited) / ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-AR-FI-0426
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the annual financial statements and other information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: August 26, 2026

By (Signature and Title)*	/s/ Robert A. DeVault Jr.
Robert A. DeVault Jr.
(Principal Financial Officer)

Date: August 26, 2026

* Print the name and title of each signing officer under his or her signature.